                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-63238
                                                               File No. 811-7742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.                                       [_]
                                                  ---------
         Post-Effective Amendment No.                28                    [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No.                               29
                                                  ---------


                              VOYAGEUR MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     2005 Market Street, Philadelphia, Pennsylvania               19103-7094
--------------------------------------------------------------------------------
       (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 31, 2003
                                                                ----------------

It is proposed that this filing will become effective:
            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on October 31, 2003 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

           this post-effective amendment designates a new effective date for a --------- previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 28 to Registration File No. 33-63238 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (1)

         6. Signatures

         7. Exhibits

This Registration Statement contains one Prospectus and one Statement of Additional Information for six registrants (each of which offers its shares in one or more series). This Registration Statement contains one Part C for the Registrant. Separate Registration Statements, each of which incorporates by reference the common Prospectus and common Statement of Additional Information and includes its own Part C, also are being filed for each of the five other registrants.

         (1) This Post-Effective Amendment relates to all Series of shares of the Registrant, except that the shares of Delaware National High-Yield Municipal Bond Fund are described in a separate Prospectus and Statement of Additional Information. The Prospectus and Statement of Additional Information of Delaware National High-Yield Municipal Bond Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 30 to the Registration Statement of Delaware Group Tax-Free Funds (File No. 2-86606) filed October 31, 2003. Shares of the other Series are described in a common Prospectus, Statement of Additional and Part C included herein.

                                         Delaware
                                         Investments(SM)
FIXED INCOME                             -------------------
                                         A member of Lincoln Financial Group(R)





Prospectus  October 31, 2003
--------------------------------------------------------------------------------
DELAWARE TAX-FREE ARIZONA FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE ARIZONA INSURED FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE CALIFORNIA FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE CALIFORNIA INSURED FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE COLORADO FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE FLORIDA FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE FLORIDA INSURED FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE IDAHO FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA INSURED FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND o CLASS A o CLASS B o CLASS C DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND o CLASS A o CLASS B o CLASS C DELAWARE TAX-FREE MISSOURI INSURED FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE NEW YORK FUND o CLASS A o CLASS B o CLASS C
DELAWARE TAX-FREE OREGON INSURED FUND o CLASS A o CLASS B o CLASS C


               THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
               APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
               UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
               REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of contents

..................................................................
Fund profiles                                              page 2
Delaware Tax-Free Arizona Fund                                  2
Delaware Tax-Free Arizona Insured Fund                          2
Delaware Tax-Free California Fund                               5
Delaware Tax-Free California Insured Fund                       5
Delaware Tax-Free Colorado Fund                                 9
Delaware Tax-Free Florida Fund                                 12
Delaware Tax-Free Florida Insured Fund                         12
Delaware Tax-Free Idaho Fund                                    9
Delaware Tax-Free Minnesota Fund                               17
Delaware Tax-Free Minnesota Insured Fund                       17
Delaware Tax-Free Minnesota Intermediate Fund                  17
Delaware Minnesota High-Yield Municipal Bond Fund              17
Delaware Tax-Free Missouri Insured Fund                        24
Delaware Tax-Free New York Fund                                12
Delaware Tax-Free Oregon Insured Fund                          24
..................................................................
How we manage the Funds                                   page 28
Our investment strategies                                      28
The securities we typically invest in                          29
The risks of investing in the Funds                            36
..................................................................
Who manages the Funds                                     page 40
Investment manager                                             40
Portfolio managers                                             40
Who's who?                                                     41
..................................................................
About your account                                        page 42
Investing in the Funds                                         42
   Choosing a share class                                      42
   Dealer compensation                                         44
How to reduce your sales charge                                45
How to buy shares                                              46
How to redeem shares                                           47
Account minimums                                               48
Special services                                               49
Dividends, distributions and taxes                             50
Certain management considerations                              54
..................................................................
Financial highlights                                      page 55
..................................................................
Glossary                                                  page 63

Profile: Arizona Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona Insured Fund seek as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Under normal circumstances, Tax-Free Arizona Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Arizona may hinder that ability. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

                    Delaware Tax-Free              Delaware Tax-Free
                      Arizona Fund                Arizona Insured Fund
                    -----------------             --------------------
1993                         -                          12.63%
1994                         -                          -7.40%
1995                         -                          19.09%
1996                      5.47%                          4.08%
1997                     10.07%                          8.96%
1998                      6.78%                          5.73%
1999                     -6.20%                         -4.02%
2000                     11.06%                         11.18%
2001                      5.24%                          4.48%
2002                      5.29%                          8.92%

As of September 30, 2003, the Tax-Free Arizona Fund's Class A shares had a calendar year-to-date return of 1.03%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.65% for the quarter ended September 30, 2002 and its lowest quarterly return was -3.40% for the quarter ended December 31, 1999.

As of September 30, 2003, the Tax-Free Arizona Insured Fund's Class A shares had a calendar year-to-date return of 2.65%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.77% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.00% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free Arizona Fund                             1 year   5 years   lifetime**
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        0.54%    3.32%      5.74%
                                                     Class A return after taxes on distributions        0.54%    3.22%      5.60%
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          2.25%    3.62%      5.64%
                                                     Class B return before taxes*                       0.61%    3.25%      5.23%
                                                     Class C return before taxes*                       3.48%    3.47%      5.32%
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%    6.06%      6.99%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free Arizona Insured Fund
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        4.06%    4.16%      5.62%
                                                     Class A return after taxes on distributions        3.85%    4.09%      5.55%
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.42%    4.22%      5.49%
                                                     Class B return before taxes*                       4.10%    4.10%      5.55%
                                                     Class C return before taxes*                       7.18%    4.37%      5.49%
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%    6.06%      6.71%

  The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

  After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Arizona Fund's Class B would be 4.61%, 3.50% and 5.23% for the one-year, five-year and lifetime periods, respectively, and Class C would be 4.48%, 3.47% and 5.32% for the one-year, five-year and lifetime periods, respectively. The returns for Tax-Free Arizona Insured Fund's Class B would be 8.10%, 4.35% and 5.55% for the one-year, five-year and lifetime periods, respectively, and Class C would be 8.18%, 4.37% and 5.49% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Arizona Fund were March 2, 1995, June 29, 1995 and May 13, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Arizona Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.81% and 6.61%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Arizona Insured Fund were March 10, 1995 and May 26, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Arizona Insured Fund is for 10 years; Class B and Class C lifetimes were 6.91% and 6.90%, respectively.

                                                     -------------------------------------------------------------------------------
What are the Funds' fees and expenses?               CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your       Maximum sales charge (load) imposed
investments when you buy or sell shares of a Fund.     on purchases as a percentage of
                                                       offering price                                   4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales
                                                       charge (load) as a percentage of
                                                       original purchase price or
                                                       redemption price, whichever
                                                       is lower                                          none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load)
                                                       imposed on reinvested dividends                   none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------
                                                                                          Tax-Free                   Tax-Free
                                                                                        Arizona Fund           Arizona Insured Fund
                                                     CLASS                           A        B        C        A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from     Management fees             0.55%    0.55%    0.55%    0.50%    0.50%    0.50%
a Fund's assets.                                     -------------------------------------------------------------------------------
                                                     Distribution and service
                                                       (12b-1) fees              0.25%    1.00%    1.00%    0.25%    1.00%    1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses              0.19%    0.19%    0.19%    0.16%    0.16%    0.16%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund
                                                       operating expenses        0.99%    1.74%    1.74%    0.91%    1.66%    1.66%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and
                                                       payments(4)              (0.24%)  (0.24%)  (0.24%)  (0.00%)  (0.00%)  (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                0.75%    1.50%    1.50%    0.91%    1.66%    1.66%
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                             Tax-Free Arizona Fund
cost of investing in the Funds to the cost of        CLASS(6)                                 A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)     (if redeemed)
investment objectives. We show the cumulative        -------------------------------------------------------------------------------
amount of Fund expenses on a hypothetical            1 year                                 523     $153     $553     $153     $253
investment of $10,000 with an annual 5% return       -------------------------------------------------------------------------------
over the time shown.(5) This is an example only,     3 years                               $728     $525     $750     $525     $525
and does not represent future expenses, which may    -------------------------------------------------------------------------------
be greater or less than those shown here.            5 years                               $950     $921   $1,071     $921     $921
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,588   $1,833   $1,833   $2,032   $2,032
                                                     -------------------------------------------------------------------------------
                                                                                          Tax-Free Arizona Insured Fund
                                                     CLASS(6)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $539     $169     $569     $169     $269
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $727     $523     $748     $523     $523
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $931     $902   $1,051     $902     $902
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,519   $1,766   $1,766   $1,965   $1,965
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets of Tax-Free Arizona Fund and 0.70% of average daily net assets of Tax-Free Arizona Insured Fund.

(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: California Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund seek as high a level of current income exempt from federal income tax and from the California state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Under normal circumstances, Tax-Free California Insured Fund will invest at least 80% of its net assets insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in California may hinder that ability. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

                                 Delaware Tax-Free         Delaware Tax-Free
                                  California Fund       California Insured Fund
                                 -----------------      -----------------------
1993                                      -                      11.40%
1994                                      -                      -9.43%
1995                                      -                      20.51%
1996                                   4.19%                      3.61%
1997                                  12.43%                      9.78%
1998                                   7.11%                      6.26%
1999                                  -7.55%                     -4.85%
2000                                  14.51%                     13.14%
2001                                   4.82%                      3.42%
2002                                   9.00%                      8.23%

As of September 30, 2003, the Tax-Free California Fund's Class A shares had a calendar year-to-date return of 3.04%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.66% for the quarter ended September 30, 2002 and its lowest quarterly return was -4.15% for the quarter ended December 31, 1999.

As of September 30, 2003, the Tax-Free California Insured Fund's Class A shares had a calendar year-to-date return of 2.47%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.90% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.84% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free California Fund                          1 year   5 years   lifetime**
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        4.12%     4.35%     6.38%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        4.12%     4.34%     6.31%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.46%     4.45%     6.17%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       4.15%     4.28%     6.48%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       7.07%     4.54%     6.22%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.99%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free California Insured Fund
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        3.37%     4.10%     5.39%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        3.37%     4.03%     5.35%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          3.71%     4.16%     5.30%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       3.32%     4.01%     4.87%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       6.44%     4.32%     5.27%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------

  The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

  After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free California Fund's Class B would be 8.15%, 4.53% and 6.48% for the one-year, five-year and lifetime periods, respectively, and Class C would be 8.07, 4.54 and 6.22% for the one-year, five-year and lifetime periods, respectively. The returns for Tax-Free California Insured Fund's Class B would be 7.32%, 4.26% and 4.87% for the one-year, five-year and lifetime periods, respectively and Class C would be 7.44%, 4.32% and 5.27% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Fund were March 2, 1995, August 23, 1995 and April 9, 1996, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free California Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.65% and 6.83%, respectively. Inception dates for Class B and Class C shares of the Tax-Free California Insured Fund were March 2, 1994 and April 12, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free California Insured Fund is for 10 years; Class B and Class C lifetimes were 6.97% and 6.94%, respectively.

                                                     -------------------------------------------------------------------------------
What are the Funds' fees and expenses?               CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your       Maximum sales charge (load) imposed
investments when you buy or sell shares of a Fund.    on purchases as a percentage of
                                                      offering price                                    4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales
                                                      charge (load) as a percentage of
                                                      original purchase price or
                                                      redemption price, whichever
                                                      is lower                                           none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load)
                                                      imposed on reinvested dividends                    none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------
                                                                                          Tax-Free                 Tax-Free
                                                                                       California Fund      California Insured Fund
                                                     CLASS                           A        B        C        A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from a   Management fees             0.55%    0.55%    0.55%    0.50%    0.50%    0.50%
Fund's assets.                                       -------------------------------------------------------------------------------
                                                     Distribution and service
                                                       (12b-1) fees              0.25%    1.00%    1.00%    0.25%    1.00%    1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses              0.13%    0.13%    0.13%    0.18%    0.18%    0.18%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund
                                                       operating expenses        0.93%    1.68%    1.68%    0.93%    1.68%    1.68%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and
                                                       payments(4),(5)              -        -        -    (0.00%)  (0.00%)  (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                0.93%    1.68%    1.68%    0.93%    1.68%    1.68%
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                                   Tax-Free California Fund(6)
cost of investing in the Funds to the cost of        CLASS(8)                                 A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)     (if redeemed)
investment objectives. We show the cumulative amount -------------------------------------------------------------------------------
of Fund expenses on a hypothetical investment of     1 year                                $541     $171     $571     $171     $271
$10,000 with an annual 5% return over the time       -------------------------------------------------------------------------------
shown. This is an example only, and does not         3 years                               $733     $530     $755     $530     $530
represent future expenses, which may be greater or   -------------------------------------------------------------------------------
less than those shown here.                          5 years                               $942     $913   $1,063     $913     $913
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,542   $1,788   $1,788   $1,987   $1,987
                                                     -------------------------------------------------------------------------------
                                                                                               Tax-Free California Insured Fund(7)
                                                     CLASS(8)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $541     $171     $571     $171     $271
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $733     $530     $755     $530     $530
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $942     $913   $1,063     $913     $913
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,542   $1,788   $1,788   $1,987   $1,987
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses until such time as the waiver is revoked in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.25% of average daily net assets of Tax-Free California Fund. The fees and expenses shown in the table above do not reflect the voluntary expense cap by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

                                                     -------------------------------------------------------------------------------
                                                     CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Fund operating expenses including voluntary          Management fees                                    0.55%     0.55%     0.55%
expense caps in place until such time as the         -------------------------------------------------------------------------------
waiver is revoked.                                   Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.13%     0.13%     0.13%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.93%     1.68%     1.68%
                                                     -------------------------------------------------------------------------------
                                                     Fees waivers and payments                         (0.43%)   (0.43%)   (0.43%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.50%     1.25%     1.25%
                                                     -------------------------------------------------------------------------------

(5) The investment manager has contracted to waive fees and pay expenses through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets of Tax-Free California Insured Fund.

(6) The Tax-Free California Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 4.

(7) The Tax-Free California Insured Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Colorado and Idaho Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. The Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if it was diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

                              Delaware Tax-Free            Delaware Tax-Free
                                Colorado Fund                 Idaho Fund
                              -----------------            -----------------
1993                               13.71%                           -
1994                               -9.10%                           -
1995                               20.54%                       17.51%
1996                                4.07%                        4.34%
1997                               11.40%                       10.31%
1998                                6.29%                        5.66%
1999                               -6.31%                       -5.14%
2000                               11.19%                       10.58%
2001                                5.35%                        4.77%
2002                                8.61%                        7.06%

As of September 30, 2003 the Tax-Free Colorado Fund's Class A shares had a calendar year-to-date return of 3.22%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.94% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.08% for the quarter ended March 31, 1994.

As of September 30, 2003, the Tax-Free Idaho Fund's Class A shares had a calendar year-to-date return of 3.83%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.22% for the quarter ended March 31, 1995 and its lowest quarterly return was -2.58% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free Colorado Fund                            1 year   5 years   lifetime**
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        2.26%     3.58%     5.59%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        2.26%     3.58%     5.51%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          3.22%     3.81%     5.49%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       2.26%     3.51%     5.42%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       5.25%     3.78%     5.40%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free Idaho Fund
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        3.69%     3.79%     6.31%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        3.69%     3.79%     6.27%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.02%     3.94%     6.09%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       3.72%     3.70%     5.52%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       6.80%     3.99%     6.04%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     7.31%
                                                     -------------------------------------------------------------------------------

  The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

  After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Colorado Fund's Class B would be 6.26%, 3.76% and 5.42% for the one-year, five-year and lifetime periods, respectively, and Class C would be 6.25%, 3.78% and 5.40% for the one-year, five-year and lifetime periods, respectively. The returns for Tax-Free Idaho Fund's Class B would be 7.72%, 3.96% and 5.52% for the one-year, five-year and lifetime periods, respectively, and Class C would be 7.80%, 3.99% and 6.04% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Colorado Fund were March 22, 1995 and May 6, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Colorado Fund is for 10 years; Class B and Class C lifetimes were 6.91% and 6.61%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Idaho Fund were January 4, 1995, March 16, 1995 and January 11, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Idaho Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.91% and 7.31%, respectively.

                                                     -------------------------------------------------------------------------------
What are the Funds' fees and expenses?               CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your       Maximum sales charge (load) imposed
investments when you buy or sell shares of a Fund.     on purchases as a percentage of
                                                       offering price                                   4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales
                                                       charge (load) as a percentage of
                                                       original purchase price or
                                                       redemption price, whichever
                                                       is lower                                          none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load)
                                                       imposed on reinvested dividends                   none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------
                                                                                  Tax-Free Colorado Fund        Tax-Free Idaho Fund
                                                     CLASS                           A        B        C        A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from     Management fees             0.55%    0.55%    0.55%    0.55%    0.55%    0.55%
a Fund's assets.                                     -------------------------------------------------------------------------------
                                                     Distribution and service
                                                       (12b-1) fees              0.25%    1.00%    1.00%    0.25%    1.00%    1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses              0.19%    0.19%    0.19%    0.20%    0.20%    0.20%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund
                                                       operating expenses        0.99%    1.74%    1.74%    1.00%    1.75%    1.75%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and
                                                       payments(4)              (0.00%)  (0.00%)  (0.00%)  (0.00%)  (0.00%)  (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                0.99%    1.74%    1.74%    1.00%    1.75%    1.75%
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                                   Tax-Free Colorado Fund
cost of investing in the Funds to the cost of        CLASS(6)                                 A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)     (if redeemed)
investment objectives. We show the cumulative        -------------------------------------------------------------------------------
amount of Fund expenses on a hypothetical            1 year                                $546     $177     $577     $177     $277
investment of $10,000 with an annual 5% return       -------------------------------------------------------------------------------
over the time shown.(5) This is an example only,     3 years                               $751     $548     $773     $548     $548
and does not represent future expenses, which may    -------------------------------------------------------------------------------
be greater or less than those shown here.            5 years                               $972     $944   $1,094     $944     $944
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,608   $1,853   $1,853   $2,052   $2,052
                                                     -------------------------------------------------------------------------------
                                                                                                     Tax-Free Idaho Fund
                                                     CLASS(6)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $547     $178     $578     $178     $278
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $754     $551     $776     $551     $551
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $978     $949   $1,099     $949     $949
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,620   $1,864   $1,864   $2,062   $2,062
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Florida and New York Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Both Tax-Free Florida Funds select investments that enable their shares to be exempt from the Florida intangible personal property tax. Tax-Free New York Fund seeks investments that enable its shares to be exempt from New York City personal income tax.

Under normal circumstances, Tax-Free Florida Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax. Under normal circumstances, Tax-Free New York Fund may also invest up to 20% of its net assets in securities the income from which is subject to New York City's alternative minimum tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

                     Delaware Tax-Free    Delaware Tax-Free   Delaware Tax-Free
                       Florida Fund     Florida Insured Fund    New York Fund
                     -----------------  --------------------  -----------------
1993                          -                12.74%               10.80%
1994                          -                -8.74%               -3.00%
1995                          -                21.22%               11.33%
1996                       3.73%                2.89%                2.45%
1997                      10.93%               10.42%                7.09%
1998                       6.87%                6.12%                5.32%
1999                      -5.02%               -3.67%               -5.99%
2000                      10.89%               10.95%               11.94%
2001                       4.29%                4.07%                4.06%
2002                       9.37%                9.12%               10.15%

As of September 30, 2003, the Tax-Free Florida Fund's Class A shares had a calendar year-to-date return of 3.87%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.20% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.33% for the quarter ended March 31, 1996.

As of September 30, 2003, the Tax-Free Florida Insured Fund's Class A shares had a calendar year-to-date return of 2.88%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.70% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.77% for the quarter ended March 31, 1994.

As of September 30, 2003, the Tax-Free New York Fund's Class A shares had a calendar year-to-date return of 3.82%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.20% for the quarter ended September 30, 2002 and its lowest quarterly return was -3.56% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free Florida Fund                             1 year   5 years   lifetime**
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        4.45%     4.16%     6.08%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        4.45%     4.15%     6.05%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.55%     4.26%     5.92%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       4.54%     4.10%     5.58%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       7.54%     4.37%     5.67%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.91%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free Florida Insured Fund***
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        4.17%     4.23%     5.72%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        4.17%     4.23%     5.71%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.37%     4.31%     5.61%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       4.19%     4.16%     5.24%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       7.11%     4.40%     4.72%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.91%
                                                     -------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                                                                                        10 years or
Average annual returns (continued)                   Tax-Free New York Fund                            1 year   5 years  lifetime**
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        5.18%     3.95%     4.77%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        5.18%     3.93%     4.73%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          5.06%     4.13%     4.86%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       5.35%     3.90%     4.99%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       8.35%     4.15%     4.39%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------

   The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

   After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

  *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Florida Fund's Class B would be 8.54%, 4.36% and 5.58% for the one-year, five-year and lifetime periods, respectively, and Class C would be 8.54%, 4.37% and 5.67% for the one-year, five-year and lifetime periods, respectively. The returns for Tax-Free Florida Insured Fund's Class B would be 8.19%, 4.41% and 5.24% for the one-year, five-year and lifetime periods, respectively, and Class C would be 8.11%, 4.40% and 4.72% for the one-year, five-year and lifetime periods, respectively/ The returns for Tax-Free New York Fund's Class B would be 9.35%, 4.15% and 4.99% for the one-year, five-year and lifetime periods, respectively, and Class C would be 9.35%, 4.15% and 4.39% for the one-year, five-year and lifetime periods, respectively.

 **Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Florida Fund were March 2, 1995, September 15, 1995 and April 22, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Florida Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.64% and 6.97%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Florida Insured Fund were March 11, 1994 and September 29, 1997, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Florida Insured Fund is for 10 years; Class B and Class C lifetimes were 6.97% and 6.30%, respectively. Inception dates for Class B and Class C shares of the Tax-Free New York Fund were November 14, 1994 and April 26, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free New York Fund is for 10 years; Class B and Class C lifetimes were 7.81% and 6.97%, respectively.

***Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

                                                     -------------------------------------------------------------------------------
What are the Funds' fees and expenses?               CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your       Maximum sales charge (load) imposed
investments when you buy or sell shares of a Fund.     on purchases as a percentage of
                                                       offering price                                   4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales
                                                       charge (load) as a percentage of
                                                       original purchase price or
                                                       redemption price, whichever
                                                       is lower                                          none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load)
                                                       imposed on reinvested dividends                   none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------

What are the Funds' fees and expenses? (continued)
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from                                                            Tax-Free Florida Fund
a Fund's assets.                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.55%     0.55%     0.55%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.18%     0.18%     0.18%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.98%     1.73%     1.73%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(4),(5)                   (0.23%)   (0.23%)   (0.23%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.75%     1.50%     1.50%
                                                     -------------------------------------------------------------------------------
                                                                                                    Tax-Free Florida Insured Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.50%     0.50%     0.50%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.19%     0.19%     0.19%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.94%     1.69%     1.69%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments4,5                       (0.04%)   (0.04%)   (0.04%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.90%     1.65%     1.65%
                                                     -------------------------------------------------------------------------------
                                                                                                           Tax-Free New York Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.55%     0.55%     0.55%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.25%     0.25%     0.25%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               1.05%     1.80%     1.80%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(4),(5)                        -         -         -
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       1.05%     1.80%     1.80%
                                                     -------------------------------------------------------------------------------

What are the Funds' fees and expenses? (continued)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                                  Tax-Free Florida Fund(6)
cost of investing in the Funds to the cost of        CLASS(8)                                 A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)      (if redeemed)
investment objectives. We show the cumulative        -------------------------------------------------------------------------------
amount of Fund expenses on a hypothetical            1 year                                $523     $153     $553     $153     $253
investment of $10,000 with an annual 5% return       -------------------------------------------------------------------------------
over the time shown. This is an example only, and    3 years                               $726     $523     $748     $523     $523
does not represent future expenses, which may be     -------------------------------------------------------------------------------
greater or less than those shown here.               5 years                               $946     $917   $1,067     $917     $917
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,577   $1,823   $1,823   $2,022   $2,022
                                                     -------------------------------------------------------------------------------
                                                                                             Tax-Free Florida Insured Fund(6)
                                                     CLASS(8)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $538     $168     $568     $168     $268
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $732     $529     $754     $529     $529
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $943     $914   $1,064     $914     $914
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,549   $1,795   $1,795   $1,994   $1,994
                                                     -------------------------------------------------------------------------------
                                                                                                 Tax-Free New York Fund(7)
                                                     CLASS(8)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $552     $183     $583     $183     $283
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $768     $566     $791     $566     $566
                                                     -------------------------------------------------------------------------------
                                                     5 years                             $1,003     $975   $1,125     $975     $975
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,675   $1,919   $1,919   $2,116   $2,116
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets of Tax-Free Florida Fund and 0.65% of average daily net assets of Tax-Free Florida Insured Fund.

(5) The investment manager has agreed to waive fees and pay expenses until such time as the waiver is revoked in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.25% of average daily net assets of Tax-Free New York Fund. The fees and expenses shown in the table above do not reflect the voluntary expense cap by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

                                                     -------------------------------------------------------------------------------
                                                     CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Fund operating expenses including voluntary          Management fees                                    0.55%     0.55%     0.55%
expense caps in place until such time as the         -------------------------------------------------------------------------------
waiver is revoked.                                   Distribution and service
                                                       (12b-1) fees                                     0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.25%     0.25%     0.25%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               1.05%     1.80%     1.80%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments                          (0.55%)   (0.55%)   (0.55%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.55%     1.25%     1.25%
                                                     -------------------------------------------------------------------------------

(6) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(7) The Tax-Free New York Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 5.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Minnesota Tax-Exempt Funds

What are each Fund's goals?

         Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.
         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.
         Delaware Minnesota High-Yield Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations. Although each Fund will strive to meet its goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund will invest at least 80% of their net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Minnesota state personal income taxes. Under normal circumstances, Minnesota High-Yield Municipal Bond Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes and the Minnesota state personal income taxes. These are fundamental investment policies that may not be changed without prior shareholder approval.

Each Fund is required to derive at least 95% of its income from Minnesota obligations. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, Tax-Free Minnesota Intermediate Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years and the other Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Under normal circumstances, Tax-Free Minnesota Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

Minnesota High-Yield Municipal Bond Fund will invest in lower rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher quality securities.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. This generally affects securities with longer maturities more than those with shorter maturities.

The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Minnesota may hinder that ability. This risk is even greater for Minnesota High-Yield Municipal Bond Fund because the Fund will invest a larger portion of its assets in non-investment grade bonds. These bonds are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified.

Under normal circumstances, Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund, each may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Minnesota High-Yield Municipal Bond Fund may invest up to 100% of assets in these securities. Income from these securities would be taxable to shareholders who are subject to the federal alternative minimum tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

             Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free        Delaware
                 Minnesota            Minnesota            Minnesota       Minnesota High-Yield
                   Fund              Insured Fund      Intermediate Fund    Municipal Bond Fund
             -----------------    -----------------    -----------------   --------------------
1993              12.69%                13.80%               7.89%                    -
1994              -6.72%                -7.86%              -1.90%                    -
1995              17.48%                17.52%              11.07%                    -
1996               3.31%                 3.74%               3.44%                    -
1997               9.68%                 8.49%               6.69%                11.26%
1998               6.07%                 5.74%               4.91%                 6.92%
1999              -4.83%                -2.85%              -3.13%                -6.19%
2000              10.91%                10.25%               6.65%                 7.21%
2001               4.21%                 4.00%               5.11%                 6.82%
2002               8.68%                 8.59%               8.54%                 8.68%

As of September 30, 2003, the Tax-Free Minnesota Fund's Class A shares had a calendar year-to-date return of 4.48%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.38% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.69% for the quarter ended March 31, 1994.

As of September 30, 2003, the Tax-Free Minnesota Insured Fund's Class A shares had a calendar year-to-date return of 3.62%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.19% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.91% for the quarter ended March 31, 1994.

As of September 30, 2003, the Tax-Free Minnesota Intermediate Fund's Class A had a calendar year-to-date return of 4.19%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.37% for the quarter ended September 30, 2002 and its lowest quarterly return was -4.24% for the quarter ended December 31, 1999.

As of September 30, 2003, the Minnesota High-Yield Municipal Bond Fund's Class A shares had a calendar year-to-date return of 5.67%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.83% for the quarter ended September 30, 2002 and its lowest quarterly return was -4.24% for the quarter ended December 31,1999.

The maximum Class A sales charge of 4.50% for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund, and 2.75% for Tax-Free Minnesota Intermediate Fund, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free Minnesota Fund                           1 year   5 years  lifetime***
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        3.77%     3.90%     5.41%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        3.76%     3.88%     5.36%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.26%     4.07%     5.35%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       3.86%     3.82%     5.36%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes**                      6.85%     4.09%     5.22%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free Minnesota Insured Fund
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        3.71%     4.07%     5.41%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        3.71%     4.07%     5.40%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.09%     4.18%     5.34%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       3.69%     4.01%     5.31%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes**                      6.77%     4.28%     5.14%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns (continued)                   Tax-Free Minnesota Intermediate Fund              1 year   5 years  lifetime***
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        5.60%     3.75%     4.54%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        5.60%     3.75%     4.53%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          5.28%     3.95%     4.57%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       5.71%     3.51%     3.98%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes**                      6.72%     3.49%     4.14%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Five-Year Municipal Bond Index
                                                       (reflects no deduction for fees, expenses
                                                       or taxes)                                        9.27%     5.91%     5.88%
                                                     -------------------------------------------------------------------------------
                                                     Minnesota High-Yield Municipal Bond Fund
                                                     -------------------------------------------------------------------------------
                                                     Class A return before taxes                        3.77%     3.58%     5.23%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        3.77%     3.58%     5.23%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.65%     3.96%     5.35%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       3.96%     3.52%     5.55%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes**                      6.96%     3.78%     5.21%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees, expenses
                                                       or taxes)                                        9.60%     6.06%     6.84%
                                                     -------------------------------------------------------------------------------

   The Funds' returns are compared to the performance of certain indexes. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

   After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

  *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class B would be 7.86%, 4.07% and 5.36% for the one-year, five-year and lifetime periods, respectively; the returns for Tax-Free Minnesota Insured Fund's Class B would be 7.69%, 4.26% and 5.31% for the one-year, five-year and lifetime periods, respectively; the returns for Tax-Free Minnesota Intermediate Fund's Class B would be 7.71%, 3.51% and 3.98% for the one-year, five-year and lifetime periods, respectively; and the returns for Minnesota High-Yield Municipal Bond Fund's Class B would be 7.96%,3.76% and 5.55% for the one-year, five-year and lifetime periods, respectively.

 **Total returns assume redemption of shares at end of period If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class C would be 7.85%, 4.09% and 5.22% for the one-year, five-year and lifetime periods respectively; the returns for Tax-Free Minnesota Insured Fund's Class C would be 7.77%, 4.28% and 5.14% for the one-year, five-year and lifetime periods, respectively; the returns for Tax-Free Minnesota Intermediate Fund's Class C would be 7.72%, 3.49% and 4.14% for the one-year, five-year and lifetime periods, respectively; and the returns for Minnesota High-Yield Municipal Bond Fund's Class C would be 7.96%, 3.78% and 5.21% for the one-year, five-year and lifetime periods, respectively.

***Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Fund were March 11, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Fund is for 10 years; Class B and Class C lifetimes were 6.91% and 6.90%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Insured Fund were March 7, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Insured Fund is for 10 years; Class B and Class C lifetime periods were 6.91% and 6.90%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Intermediate Fund were August 15, 1995 and May 4, 1994, respectively. Lehman Brothers Five-Year Municipal Bond Index return for Tax-Free Minnesota Intermediate Fund is for 10 years; Class B and Class C lifetimes were 5.80% and 6.08%, respectively. Inception dates for Class A shares of the Minnesota High-Yield Municipal Bond Fund was June 4, 1996 and Class B and Class C shares was June 12, 1996. Lehman Brothers Municipals Bond Index for Minnesota High-Yield municipal Bond Fund is for Class A's lifetime period; Class B and Class C lifetimes was 6.84%.

What are the Funds' fees and expenses?
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your                                                              Tax-Free Minnesota Fund
investments when you buy or sell shares of a Fund.                                                  Tax-Free Minnesota Insured Fund
                                                                                           Minnesota High-Yield Municipal Bond Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load) imposed on
                                                       purchases as a percentage of offering price      4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales charge (load)
                                                       as a percentage of original purchase price or
                                                       redemption price, whichever is lower              none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load) imposed on
                                                       reinvested dividends                              none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------
                                                                                               Tax-Free Minnesota Intermediate Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load) imposed on
                                                       purchases as a percentage of offering price      2.75%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales charge (load)
                                                       as a percentage of original purchase price or
                                                       redemption price, whichever is lower              none(1)  2.00%(4)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load) imposed on
                                                       reinvested dividends                              none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------

What are the Funds' fees and expenses? (c0ntinued)
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from a                                                          Tax-Free Minnesota Fund
Fund's assets.                                       CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.55%     0.55%     0.55%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.17%     0.17%     0.17%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.97%     1.72%     1.72%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(5)                       (0.00%)   (0.00%)   (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.97%     1.72%     1.72%
                                                     -------------------------------------------------------------------------------
                                                                                                    Tax-Free Minnesota Insured Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.50%     0.50%     0.50%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.18%     0.18%     0.18%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.93%     1.68%     1.68%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(5)                       (0.00%)   (0.00%)   (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.93%     1.68%     1.68%
                                                     -------------------------------------------------------------------------------
                                                                                               Tax-Free Minnesota Intermediate Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.50%     0.50%     0.50%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%(6)  1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.23%     0.23%     0.23%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               0.98%     1.73%     1.73%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(5)                       (0.10%)   (0.00%)   (0.00%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.88%     1.73%     1.73%
                                                     -------------------------------------------------------------------------------
                                                                                           Minnesota High-Yield Municipal Bond Fund
                                                     CLASS                                                  A         B         C
                                                     -------------------------------------------------------------------------------
                                                     Management fees                                    0.55%     0.55%     0.55%
                                                     -------------------------------------------------------------------------------
                                                     Distribution and service (12b-1) fees              0.25%     1.00%     1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses                                     0.24%     0.24%     0.24%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund operating expenses               1.04%     1.79%     1.79%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and payments(5)                       (0.29%)   (0.29%)   (0.29%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                                       0.75%     1.50%     1.50%
                                                     -------------------------------------------------------------------------------

What are the Funds' fees and expenses? (continued)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                                   Tax-Free Minnesota Fund(8)
cost of investing in the Funds to the cost of        CLASS                                    A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)      (if redeemed)
investment objectives. We show the cumulative        -------------------------------------------------------------------------------
amount of Fund expenses on a hypothetical            1 year                                $545     $175     $575     $175      $275
investment of $10,000 with an annual 5% return       -------------------------------------------------------------------------------
over the time shown.(7) This is an example only,     3 years                               $745     $542     $767     $542      $542
and does not represent future expenses, which may    -------------------------------------------------------------------------------
be greater or less than those shown here.            5 years                               $962     $933   $1,083     $933      $933
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,586   $1,831   $1,831   $2,030    $2,030
                                                     -------------------------------------------------------------------------------
                                                                                                Tax-Free Minnesota Insured Fund(8)
                                                     CLASS                                    A        B        B        C         C
                                                                                                    (if redeemed)      (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $541     $171     $571     $171      $271
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $733     $530     $755     $530      $530
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $942     $913   $1,063     $913      $913
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,542   $1,788   $1,788   $1,987    $1,987
                                                     -------------------------------------------------------------------------------
                                                                                             Tax-Free Minnesota Intermediate Fund(9)
                                                     CLASS                                    A        B        B        C         C
                                                                                                    (if redeemed)      (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $362     $176     $376     $176      $276
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $569     $545     $645     $545      $545
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $792     $939     $939     $939      $939
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,434   $1,575   $1,575   $2,041    $2,041
                                                     -------------------------------------------------------------------------------
                                                                                         Minnesota High-Yield Municipal Bond Fund(8)
                                                     CLASS                                    A        B        B        C         C
                                                                                                    (if redeemed)      (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $523     $153     $553     $153      $253
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $739     $535     $760     $535      $535
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $971     $943   $1,093     $943      $943
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,639   $1,884   $1,884   $2,081    $2,081
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund and within one year of purchase for Tax-Free Minnesota Intermediate Fund. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.

(5) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets of Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund and 0.50% of average daily net assets of Minnesota High-Yield Municipal Bond Fund.

(6) Class A shares are subject to a 12b-1 fee of 0.25% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through October 31, 2004 to no more than 0.15% of average daily net assets.

(7) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Profile: Missouri Insured and Oregon Insured Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income tax in their respective states. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Funds are also permitted to invest up to 20% of their total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Funds will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 36.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How have the Funds performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

Year-by-year total return (Class A)

                            Delaware Tax-Free            Delaware Tax-Free
                          Missouri Insured Fund         Oregon Insured Fund
                          ---------------------         -------------------
1993                             14.38%                           -
1994                             -9.00%                       -7.62%
1995                             19.96%                       18.71%
1996                              3.39%                        3.13%
1997                              9.43%                        9.66%
1998                              5.50%                        6.19%
1999                             -3.17%                       -5.34%
2000                              9.97%                       12.91%
2001                              4.01%                        4.12%
2002                              8.93%                        9.65%

As of September 30, 2003, the Tax-Free Missouri Insured Fund's Class A shares had a calendar year-to-date return of 2.74%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.84% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.94% for the quarter ended March 31, 1994.

As of September 30, 2003, the Tax-Free Oregon Insured Fund's Class A shares had a calendar year-to-date return of 2.90%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.05% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.68% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

                                                     -------------------------------------------------------------------------------
                                                                                                                         10 years or
Average annual returns for periods ending 12/31/02   Tax-Free Missouri Insured Fund                    1 year   5 years   lifetime**
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A return before taxes                        4.05%     3.98%     5.55%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        4.05%     3.98%     5.55%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.19%     4.08%     5.46%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       4.02%     3.88%     4.94%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       7.00%     4.17%     4.76%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------
                                                     Tax-Free Oregon Insured Fund
                                                     Class A return before taxes                        4.69%     4.34%     5.09%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions        4.69%     4.34%     5.09%
                                                     -------------------------------------------------------------------------------
                                                     Class A return after taxes on distributions
                                                       and sale of Fund shares                          4.61%     4.36%     5.02%
                                                     -------------------------------------------------------------------------------
                                                     Class B return before taxes*                       4.72%     4.28%     5.09%
                                                     -------------------------------------------------------------------------------
                                                     Class C return before taxes*                       7.81%     4.54%     5.36%
                                                     -------------------------------------------------------------------------------
                                                     Lehman Brothers Municipal Bond Index
                                                       (reflects no deduction for fees,
                                                       expenses or taxes)                               9.60%     6.06%     6.71%
                                                     -------------------------------------------------------------------------------

  The Funds returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

  After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 *Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Missouri Insured Fund's Class B would be 8.02%, 4.14% and 4.94% for the one-year, five-year and lifetime periods, respectively, and Class C would be 8.00%, 4.17% and 4.76% for the one-year, five-year and lifetime periods, respectively. The returns for Tax-Free Oregon Insured Fund's Class B would be 8.72%, 4.53% and 5.09% for the one-year, five-year and lifetime periods, respectively and Class C would be 8.81%, 4.54% and 5.36% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Missouri Insured Fund were March 12, 1994 and November 11, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Missouri Fund is for 10 years; Class B and Class C lifetimes were 6.97% and 6.33%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Oregon Insured Fund were August 1, 1993, March 12, 1994 and July 7, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Oregon Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.97% and 6.76%, respectively.

                                                     -------------------------------------------------------------------------------
What are the Funds' fees and expenses?               CLASS                                                  A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your       Maximum sales charge (load) imposed
investments when you buy or sell shares of a Fund.     on purchases as a percentage of
                                                       offering price                                   4.50%      none      none
                                                     -------------------------------------------------------------------------------
                                                     Maximum contingent deferred sales
                                                       charge (load) as a percentage of
                                                       original purchase price
                                                       or redemption price, whichever
                                                       is lower                                          none(1)  4.00%(2)  1.00%(3)
                                                     -------------------------------------------------------------------------------
                                                     Maximum sales charge (load)
                                                       imposed on reinvested dividends                   none      none      none
                                                     -------------------------------------------------------------------------------
                                                     Redemption fees                                     none      none      none
                                                     -------------------------------------------------------------------------------
                                                                                      Tax-Free Missouri            Tax-Free Oregon
                                                                                         Insured Fund              Insured Fund(6)
                                                     CLASS                           A        B        C        A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from     Management fees             0.50%    0.50%    0.50%    0.50%    0.50%    0.50%
a Fund's assets.                                     -------------------------------------------------------------------------------
                                                     Distribution and service
                                                       (12b-1) fees              0.25%    1.00%    1.00%    0.25%    1.00%    1.00%
                                                     -------------------------------------------------------------------------------
                                                     Other expenses              0.23%    0.23%    0.23%    0.21%    0.21%    0.21%
                                                     -------------------------------------------------------------------------------
                                                     Total annual fund
                                                       operating expenses        0.98%    1.73%    1.73%    0.96%    1.71%    1.71%
                                                     -------------------------------------------------------------------------------
                                                     Fee waivers and
                                                       payments(4)                   -        -        -   (0.11%)  (0.11%)  (0.11%)
                                                     -------------------------------------------------------------------------------
                                                     Net expenses                    -        -        -    0.85%    1.60%    1.60%
                                                     -------------------------------------------------------------------------------

What are the Funds' fees and expenses? (continued)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                                                Tax-Free Missouri Insured Fund(5)
cost of investing in the Funds to the cost of        CLASS(7)                                 A        B        B        C        C
investing in other mutual funds with similar                                                        (if redeemed)     (if redeemed)
investment objectives. We show the cumulative        -------------------------------------------------------------------------------
amount of Fund expenses on a hypothetical            1 year                                $545     $176     $576     $176     $276
investment of $10,000 with an annual 5% return       -------------------------------------------------------------------------------
over the time shown. This is an example only, and    3 years                               $748     $545     $770     $545     $545
does not represent future expenses, which may be     -------------------------------------------------------------------------------
greater or less than those shown here.               5 years                               $967     $939   $1,089     $939     $939
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,597   $1,842   $1,842   $2,041   $2,041
                                                     -------------------------------------------------------------------------------
                                                                                                 Tax-Free Oregon Insured Fund(6)
                                                     CLASS(7)                                 A        B        B        C        C
                                                                                                    (if redeemed)     (if redeemed)
                                                     -------------------------------------------------------------------------------
                                                     1 year                                $533     $163     $563     $163     $263
                                                     -------------------------------------------------------------------------------
                                                     3 years                               $732     $528     $753     $528     $528
                                                     -------------------------------------------------------------------------------
                                                     5 years                               $947     $918   $1,068     $918     $918
                                                     -------------------------------------------------------------------------------
                                                     10 years                            $1,565   $1,811   $1,811   $2,010   $2,010
                                                     -------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of Tax-Free Oregon Insured Fund through October 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.60% of average daily net assets of the Fund.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that total operating expenses remain unchanged in each of the periods we show.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.

The Funds may also invest in securities of U.S. territories and possessions to the extent that these securities are tax-exempt under each state's tax code.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to honor redemption requests or if a credit situation weakens. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.

------------------------------------------------------------------------------------------------------------------------------------
       Securities                                                      How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Tax exempt obligations:     Under normal circumstances, each Fund will invest at least 80% of its net     Under normal
Commonly known as           assets in tax-exempt obligations which are exempt from federal income         circumstances, Minnesota
municipal bonds, these      taxes, including the federal alternative minimum tax, and from the personal   High-Yield Municipal Bond
are debt obligations        income tax in its respective state. These bonds may include general           Fund will invest at least
issued by or on behalf of   obligation bonds and revenue bonds.                                           80% of its net assets in
a state or territory, its                                                                                 tax-exempt obligations
agencies or                                          Tax-Free New York Fund                               (including obligations
instrumentalities,                                   will invest at least 80%                             subject to alternative
municipalities or other                              of net assets in                                     minimum tax). At least
political sub-divisions.                             tax-exempt obligations                               65% will be invested in
The interest on these                                under normal market                                  medium and lower-grade
debt obligations can                                 conditions. Any                                      securities rated between
generally be excluded                                investments in                                       BBB and B- by S&P, of
from federal income tax                              obligations subject to                               equivalent quality by
as well as personal                                  the alternative minimum                              another nationally
income tax in the state                              tax would not count                                  recognized statistical
where the bond is issued.                            toward the 80% of                                    ratings organization
Determination of a bond's                            Tax-Free New York Fund's                             (NRSRO) or in securities
tax-exempt status is                                 net assets that must be                              that the manager
based on the opinion of                              invested in this manner.                             determines to be of
the bond issuer's legal                                                                                   comparable quality.
counsel. Tax-exempt
obligations may include
securities subject to the
alternative minimum tax.
See Private activity
bonds below for more
information.
------------------------------------------------------------------------------------------------------------------------------------
General obligation bonds   Insured Funds may invest  Each Fund may invest without limit in general        The Fund may invest in
are municipal bonds on     in general obligation     obligation bonds and will primarily invest in        general obligation bonds
which the payment of       bonds; however, after     bonds in the top four quality grades or bonds        and will typically
principal and interest     the application of        that are unrated, but which the manager              invest in lower quality
is secured by the          insurance, general        determines to be of equal quality.                   bonds rated between BBB
issuer's pledge of its     obligation bonds                                                               and B- by S&P, of
full faith, credit and     representing at least                                                          equivalent quality by
taxing power.              80% of net assets in the                                                       another NRSRO, or bonds
                           portfolio must be rated                                                        that are unrated which
                           AAA by S&P or Aaa by                                                           the manager determines
                           Moody's or have an                                                             to be of equal quality.
                           equivalent rating from
                           another NRSRO at the
                           time of purchase.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Securities                                                      How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Revenue bonds are          Insured Funds may invest  Each Fund may invest without limit in revenue        The Fund may invest in
municipal bonds on which   in revenue bonds;         bonds and will primarily invest in bonds in the      revenue bonds and will
principal and interest     however, after the        top four quality grades or bonds that are            typically invest in
payments are made from     application of            unrated, but which the manager determines to be      lower quality bonds
revenues derived from a    insurance, revenue bonds  of equal quality.                                    rated between BBB and B-
particular facility,       representing 80% of net                                                        by S&P, of equivalent
from the proceeds of a     assets in the portfolio                                                        quality by another
special excise tax or      must be rated AAA by S&P                                                       NRSRO, or bonds that are
from revenue generated     or have an equivalent                                                          unrated which the
by an operating project.   rating from another                                                            manager determines to be
Principal and interest     NRSRO at the time of                                                           of equal quality.
are not secured by the     purchase.
general taxing power.
Tax-exempt industrial
development bonds, in
most cases, are a type
of revenue bond that is
not backed by the credit
of the issuing
municipality and may
therefore involve more
risk.
------------------------------------------------------------------------------------------------------------------------------------
Insured municipal bonds:   Each Fund may invest without limit in insured bonds. It is possible that       Insured bonds will
Various municipal          a substantial portion of a Fund's portfolio may consist of municipal           typically not be a
issuers may obtain         bonds that are insured by a single insurance company.                          significant portion of
insurance for their                                                                                       the investments of the
obligations. In the        Insurance is available on uninsured bonds and each Fund may purchase           Fund.
event of a default, the    such insurance directly. We will generally do so only if we believe that
insurer is required to     purchasing and insuring a bond provides an investment opportunity at
make payments of           least comparable to owning other available insured securities.
interest and principal
when due to the            The purpose of insurance is to protect against credit risk. It does not
bondholders. However,      insure against market risk or guarantee the value of the securities in
there is no assurance      the portfolio or the value of shares of any of the Funds.
that the insurance
company will meet its
obligations. Insured       At least 80% of each
obligations are            Insured Fund's net
typically rated in the     assets will consist of
top quality grades by an   bonds that are fully
NRSRO.                     insured. All insurers
                           must have AAA-rated
                           claims paying ability by
                           S&P or another NRSRO at
                           the time that the
                           insured bond is
                           purchased.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Securities                                                      How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds             Exempt Funds               Minnesota                   High-Yield
                                (AZ, CA, FL, MN,         (AZ, CA, CO, FL,            Intermediate                 Municipal
                                    MO, OR)                ID, MN, NY)                   Fund                     Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Short-term money market    Insured Funds, pending    Although not a principal investment strategy, each Fund may invest
securities: Debt           the investment or         without limit in short-term tax-exempt obligations on a temporary,
securities that are        reinvestment of its       defensive basis.
scheduled to mature in     assets in longer-term
less than 360 days.        tax-exempt obligations,   Each Fund may also hold its assets in securities of tax-exempt money
These are generally        may invest up to 35% of   market mutual funds or in cash on a temporary, defensive basis.
considered to be very      its net assets in
safe and highly liquid.    short-term tax-exempt
                           instruments, without
                           obtaining insurance,
                           provided that such
                           instruments are rated in
                           either the highest
                           short-term or long-term
                           rating category by an
                           NRSRO.

                           Each Fund may invest up
                           to 10% of its net assets
                           in securities of
                           tax-exempt money market
                           mutual funds pending
                           investment or
                           reinvestment of its
                           assets in longer-term
                           tax-exempt obligations.
------------------------------------------------------------------------------------------------------------------------------------
Private activity or        Under normal circumstances, each Fund may invest up to 20% of its assets       Minnesota High-Yield
private placement bonds    in bonds whose income is subject to the federal alternative minimum tax.       Municipal Bond Fund may
are municipal bond         This means that a portion of the Fund's distributions could be subject         invest without limit in
issues whose proceeds      to the federal alternative minimum tax that applies to certain                 these bonds.
are used to finance        taxpayers.
certain non-government
activities, including      Tax-Free New York Fund may also invest up to 20% of its net assets in
some types of industrial   securities whose income is subject to New York City's alternative
revenue bonds such as      minimum tax.
privately owned sports
and convention
facilities. The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes
the tax-exempt status of
certain bonds dependent
on the issuer's
compliance with specific
requirements after the
bonds are issued.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Securities                                                      How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Municipal leases and       Each Fund may invest without limit in municipal lease obligations primarily through certificates
certificates of            of participation.
participation (COPs):
Certificates of            As with its other investments, each Fund expects its investments in municipal lease obligations
participation are widely   to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond
used by state and local    issuer's counsel for a determination of the bond's tax-exempt status.
governments to finance
the purchase of property   A feature that distinguishes COPs from municipal debt is that leases typically contain a
and facilities. COPs are   "nonappropriation" or "abatement" clause. This means the municipality leasing the property or
like installment           facility must use its best efforts to make lease payments, but may terminate the lease without
purchase agreements. A     penalty if its legislature or other appropriating body does not allocate the necessary money. In
governmental corporation   such a case, the creator of the COP, or its agent, is typically entitled to repossess the
may create a COP when it   property. In many cases, however, the market value of the property will be less than the amount
issues long-term bonds     the municipality was paying.
to pay for the
acquisition of property    COPs are generally considered illiquid and subject to each Fund's limitations on illiquid
or facilities. The         securities unless we determine they are liquid according to the guidelines set by the Board of
property or facilities     Trustees.
are then leased to a
municipality, which
makes lease payments to
repay interest and
principal to the holders
of the bonds. Once the
lease payments are
completed, the
municipality gains
ownership of the
property for a nominal
sum.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds: Zero    Each Fund may invest in zero coupon bonds. The market prices of these bonds are generally more
coupon bonds are debt      volatile than the market prices of securities that pay interest periodically and are likely to
obligations which do not   react to changes in interest rates to a greater degree than interest-paying bonds having similar
entitle the holder to      maturities and credit quality. They may have certain tax consequences which, under certain
any periodic payments of   conditions, could be adverse to a Fund.
interest prior to
maturity or a specified
date when the securities
begin paying current
interest. Therefore,
they are issued and
traded at a price lower
than their face amounts
or par value.
------------------------------------------------------------------------------------------------------------------------------------
Inverse floaters are a     Each Fund may invest in inverse floaters. For each Fund, other than Minnesota High-Yield
type of derivative         Municipal Bond Fund, however, the total value of a Fund's investment in derivative tax-exempt
tax-exempt obligation      obligations combined with its holdings of bonds rated below investment grade and any illiquid
with floating or           securities may not exceed 20%.
variable interest rates
that move in the
opposite direction of
short-term interest
rates, usually at an
accelerated speed.
Consequently, the market
values of inverse
floaters will generally
be more volatile than
other tax-exempt
investments.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Securities                                                       How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds             Exempt Funds               Minnesota                   High-Yield
                                (AZ, CA, FL, MN,         (AZ, CA, CO, FL,            Intermediate                 Municipal
                                    MO, OR)                ID, MN, NY)                   Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Variable rate and          Each Fund may purchase "floating rate" and "variable rate" obligations.
floating rate
obligations pay interest
at rates that are not
fixed, but instead vary
with changes in
specified market rates
or indexes on
pre-designated dates.
------------------------------------------------------------------------------------------------------------------------------------
Advance refunded bonds     Each Fund may invest without limit in advance refunded bonds or escrow-secured bonds. These
(also known as Escrow      bonds are generally considered to be of very high quality because of the escrow account which
bonds): In an advance      typically holds U.S. Treasuries.
refunding, the issuer
will use the proceeds of
a new bond issue to
purchase high grade
interest bearing debt
securities. These
securities are then
deposited into an
irrevocable escrow
account held by a
trustee bank to secure
all future payments of
principal and interest
on pre-existing bonds,
which are then
considered to be
"advance refunded
bonds." These bonds
often receive the
highest rating from S&P
and Moody's. Defeased
bonds are bonds in which
the rights of the bond
holder have been
terminated. This
typically relates to an
advance refunding.
------------------------------------------------------------------------------------------------------------------------------------
High-yield, high-risk      *                         Each Fund may invest up to 20% of its net assets     Minnesota High-Yield
municipal bonds:                                     in high-yield, high-risk fixed-income                Municipal Bond Fund will
Municipal debt                                       securities. This limit applies to the combined       invest at least 65% of
obligations rated lower                              value of the Fund's holdings in lower-rated          its total assets in
than investment grade by                             bonds and its holding of derivative tax-exempt       medium- and lower-rated,
an NRSRO or, if unrated,                             securities, such as inverse floaters. The Funds      high-yield securities.
of comparable quality.                               will not invest in securities that are rated         In doing so, the Fund
These securities are                                 lower than B by S&P or similarly rated by            may offer higher income
often referred to as                                 another rating agency. The Funds will not invest     potential, but is also
"junk bonds" and are                                 in unrated bonds that are considered to be of a      subject to greater risk,
considered to be of poor                             quality lower than B.                                including price
standing and                                                                                              volatility during
predominately                                                                                             periods of adverse
speculative.                                                                                              economic conditions. The
                                                                                                          Fund may also experience
                                                                                                          a higher incidence of
                                                                                                          credit problems.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Securities                                                      How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Illiquid securities are    Each Fund may invest up to 15% of its net assets in illiquid securities.
securities that do not
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that the Fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements      Typically, the Funds use repurchase agreements as a short-term investment for their cash
are agreements between a   position. The Funds may not enter into repurchase agreements that represent more than 10% of
buyer of securities,       total assets of a Fund except when investing for defensive purposes during periods of adverse
such as a Fund, and a      market conditions. The Funds will only enter into repurchase agreements in which the collateral
seller of securities in    is comprised of U.S. government securities.
which the seller agrees
to buy the securities
back within a specified
time at the same price
the buyer paid for them,
plus an amount equal to
an agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent to
cash.
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase         *                         Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund,
agreements are the same                              Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund and
as repurchase agreements                             Tax-Free New York Fund may invest up to 10% of their total assets in
except that a fund would                             reverse repurchase agreements. This may be preferable to a regular sale
act as the seller and                                and later repurchase of securities because it avoids certain market risk
agree to buy back the                                and transaction costs. However, these may be used as a form of
securities at the same                               leveraging which may exaggerate any increases or decreases in each
price the buyer paid for                             Fund's net asset value. Because we limit the use of this speculative
them, plus an agreed                                 technique to 10% of a Fund's total assets, we believe we can use it to
upon interest rate.                                  facilitate a Fund's ability to provide current income while reducing the potential risk that leveraging can have on a Fund's principal.

                                                     Funds that are not listed above may not use reverse repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------

* This is not a principal strategy for the Funds.

The Funds may also invest in other securities including, options, futures and restricted securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Downgraded quality ratings The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality. However, no Fund (except Minnesota High-Yield Municipal Bond Fund) may have more than 5% of its assets invested in securities that have been downgraded to a rating lower than the lowest rating permitted for that Fund. The Insured Funds may invest up to 35% of total assets in securities that have been downgraded to AA or Aa since the Fund initially purchased them. Minnesota High-Yield Municipal Bond Fund may retain securities that are downgraded after purchase.

Borrowing money Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, each Fund may borrow up to 20% (10% for Tax-Free Colorado Fund) of the value of its net assets. Borrowing money could result in a Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed delivery basis Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later. There is no percentage limit on the amount of each Fund's total assets which may be invested in securities issued in this manner. Each Fund will designate cash or securities in amounts sufficient to cover obligations and will value the designated assets daily.

Temporary defensive positions During times of adverse market conditions when we believe a more defensive posture is warranted, each Fund may temporarily select investments other than those that are its primary focus and may also invest without regard to its stated maturity strategy. To the extent that a Fund does this, it may not be able to meet its investment objectives.

Concentration Depending on the supply of available bonds and how those bonds suit our investment needs, each Fund may concentrate its investments (investing more than 25% of total assets) in a particular segment of the bond market such as the housing, health care and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund and Tax-Free New York Fund may also concentrate investments in transportation, education and/or industrial obligations.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment in any of the municipal bond funds to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
         Risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Interest rate risk is      Interest rate risk is generally the most significant risk for these funds.
the risk that
securities, particularly   Because interest rate movements can be unpredictable, we do not try to increase return by
bonds with longer          aggressively capitalizing on interest rate moves. We do attempt to manage the duration of a Fund
maturities, will           in order to take advantage of our market outlook, especially on a longer term basis.
decrease in value if
interest rates rise.
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk    We maintain a long-term investment approach and focus on bonds we believe will provide a steady
that all or a majority     income stream regardless of interim market fluctuations. We do not try to predict overall market
of the securities in a     movements and generally do not trade for short-term purposes.
certain market - like
the stock or bond market
- will decline in value
because of factors such
as economic conditions,
future expectations or
investor confidence.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security      We spread each Fund's assets across different types of municipal bonds and among bonds
risk is the risk that      representing different industries and regions within a state. We also follow a rigorous
the value of securities    selection process before choosing securities for the portfolios. Each Fund may concentrate its
in a particular industry   investments (investing 25% or more of total assets) in a particular segment of the bond market
or the value of an         such as the housing, health care and/or utility industries. Each Fund may also invest 25% or
individual security will   more of total assets in industrial development bonds. We will generally concentrate our
decline because of         investments in a particular sector when the supply of bonds in other sectors does not suit our
changing expectations      investment needs. This will expose a Fund to greater industry and security risk.
for the performance of
that industry or for the
individual issuer of the
security.

                           The Insured Funds may be  Tax-Free Arizona Fund,                               Minnesota High-Yield
                           less subject to industry  Tax-Free California                                  Municipal Bond Fund may
                           and security risk         Fund, Tax-Free Florida                               also concentrate its
                           because payment of        Fund, Tax-Free Idaho                                 investments in
                           interest and principal    Fund and Tax-Free New                                transportation,
                           on the bonds in these     York Fund may also                                   education and/or
                           portfolio are insured,    concentrate their                                    industrial obligations.
                           potentially reducing the  investments in
                           effect that changing      transportation,
                           expectations might have   education and/or
                           on an individual bond.    industrial obligations.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          Risks                                                     How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds             Exempt Funds               Minnesota                   High-Yield
                                (AZ, CA, FL, MN,         (AZ, CA, CO, FL,            Intermediate                 Municipal
                                    MO, OR)                ID, MN, NY)                   Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Credit Risk is the         The Insured Funds are     We conduct careful credit analysis of individual     Minnesota High-Yield
possibility that a         less affected by credit   bonds; we focus on high quality bonds and limit      Municipal Bond Fund is
bond's issuer (or an       risk because the bonds    our holdings of bonds rated below investment         subject to significant
entity that insures the    in the portfolios are     grade. We also hold a number of different bonds      credit risk due to its
bond) will be unable to    insured. This insurance   in each portfolio. All of this is designed to        investment in lower
make timely payments of    is designed to minimize   help reduce credit risk.                             quality, high-yielding
interest and principal.    credit risks to the                                                            bonds. This risk is
                           Funds, by increasing the                                                       described more fully
In the case of municipal   likelihood that the                                                            below.
bonds, issuers may be      Funds would still
affected by poor           receive payment even if
economic conditions in     an issuer defaulted.
their states.
------------------------------------------------------------------------------------------------------------------------------------
High-yield, high-risk      The Insured Funds may     We limit the amount of each portfolio which may      Minnesota High-Yield
municipal bonds:           not invest in high-yield  be invested in lower quality, higher yielding        Municipal Bond Fund
Investing in so-called     municipal bonds and       bonds.                                               invests primarily in
"junk" bonds entails the   therefore are not                                                              high-yield bonds, making
risk of principal loss,    subject to this risk.                                                          this a significant risk
which may be greater                                                                                      for the Fund. In
than the risk involved                                                                                    striving to manage this
in investment grade                                                                                       risk, we hold a number
bonds. High-yield bonds                                                                                   of different bonds
are sometimes issued by                                                                                   representing a variety
municipalities with                                                                                       of industries and
lesser financial                                                                                          municipal projects,
strength and therefore                                                                                    seeking to minimize the
less ability to make                                                                                      effect that any one bond
projected debt payments                                                                                   may have on the Fund.
on the bonds.

Some analysts believe a
protracted economic
downturn would adversely
affect the value of
outstanding bonds and
the ability of
high-yield issuers to
repay principal and
interest. In particular,
for a high-yield revenue
bond, adverse economic
conditions to the
particular project or
industry which backs the
bond would pose a
significant risk.
------------------------------------------------------------------------------------------------------------------------------------
Call risk is the risk      We take into consideration the likelihood of prepayment when we select bonds and when
that a bond issuer will    appropriate we look for bonds that have protection against early prepayment. This may have the
prepay the bond during     added benefit of improving a Fund's investment performance in a declining interest rate
periods of low interest    environment.
rates, forcing investors
to reinvest their money
at interest rates that
might be lower than
rates on the called
bond.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
                          ----------------------------------------------------------------------------------------------------------
Liquidity risk is the      We limit each Fund's exposure to illiquid securities to 15% of its net assets.
possibility that
securities cannot be
readily sold, within
seven days, at
approximately the price
that a fund values them.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified funds:     All Funds described in this prospectus are non-diversified funds and are subject to this risk.
Non-diversified
investment companies       Nevertheless, we typically hold securities from a variety of different issuers, representing
have the flexibility to    different sectors and different types of municipal projects. We also perform extensive credit
invest as much as 50% of   analysis on all securities. We are particularly diligent in reviewing the credit status of bonds
their assets in as few     that represent a larger percentage of portfolio assets.
as two issuers provided
no single issuer
accounts for more than
25% of the portfolio.
The remaining 50% of the
portfolio must be
diversified so that no
more than 5% of a fund's
assets is invested in
the securities of a
single issuer. Because a
non-diversified fund may
invest its assets in
fewer issuers, the value
of fund shares may
increase or decrease
more rapidly than if a
fund were fully
diversified. If a fund
were to invest a large
portion of its assets in
a single issuer, the
fund could be
significantly affected
if that issuer was
unable to satisfy its
financial obligations.
------------------------------------------------------------------------------------------------------------------------------------
Geographic concentration   Each Fund invests primarily in a specific state and may be subject to geographic concentration
risk is the heightened     risk.
sensitivity to regional,
state and local            We carefully monitor the economies of each state, and in general we believe they are broad
political and economic     enough to satisfy our investment needs. In addition, we have the flexibility to invest in
conditions that could      issuers in Puerto Rico and the Virgin Islands and Guam whose bonds are also free of individual
adversely affect the       state income taxes.
holdings in a fund.
There is also a risk
that there could be
inadequate supply of
municipal bonds in a
particular state.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                    Insured
                               Single-State Tax-         Single-State Tax-             Tax-Free                   Minnesota
                                  Exempt Funds              Exempt Funds              Minnesota                   High-Yield
                                (AZ, CA, FL, MN,          (AZ, CA, CO, FL,           Intermediate                 Municipal
                                    MO, OR)                 ID, MN, NY)                  Fund                     Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Alternative minimum tax    Under normal circumstances, each Fund may invest up to 20% of its assets in    Minnesota High-Yield
risk: If a fund invests    bonds whose income is subject to the federal alternative minimum tax.          Municipal Bond Fund may
in bonds whose income is                                                                                  invest without limit in
subject to an                                                                                             bonds whose income is
alternative minimum tax,                             Tax-Free New York Fund                               subject to the federal
that portion of the                                  may invest up to 20% of                              alternative minimum tax.
fund's distributions                                 its net assets in
would be taxable for                                 securities whose income
shareholders who are                                 is subject to New York
subject to this tax.                                 City's alternative
                                                     minimum tax.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid fees for the last fiscal year as follows:

                          Investment Management fees as a Percentage of Average Daily Net Assets
-------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                0.31%*   Tax-Free Minnesota Fund                      0.55%
-------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund        0.45%    Tax-Free Minnesota Insured Fund              0.50%
-------------------------------------------------------------------------------------------------
Tax-Free California Fund             0.12%*   Tax-Free Minnesota Intermediate Fund         0.48%*
-------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund     0.50%    Minnesota High-Yield Municipal Bond Fund     0.26%*
-------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund               0.55%    Tax-Free Missouri Insured Fund               0.50%
-------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                0.32%*   Tax-Free New York Fund                       0.00%*
-------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund        0.46%*   Tax-Free Oregon Insured Fund                 0.38%*
-------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                  0.55%

* Reflects a waiver of fees by the manager.

Portfolio managers
Patrick P. Coyne, M. L. Conery and Joseph R. Baxter have primary responsibility for making the day-to-day investment decisions for the Tax-Free Florida Funds, Tax-Free New York Fund, Tax-Free Idaho Fund, Tax-Free Missouri Insured Fund, Tax-Free Oregon Insured Fund and each of the Minnesota Funds.

Mr. Coyne and M. L. Conery assumed responsibility for the Tax-Free Florida Funds and Tax-Free New York Fund on May 1, 1997 and each of the Minnesota Funds, Tax-Free Idaho Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund on September 1, 2001. Mr. Baxter assumed responsibility for the respective Funds on May 22, 2003.

Patrick P. Coyne, Senior Vice President/Deputy Chief Investment Officer - Fixed Income, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

M. L. Conery, Vice President/Senior Portfolio Manager, holds a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Before joining Delaware Investments in January 1997, M. L. Conery served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Joseph R. Baxter, Vice President/Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

Andrew M. McCullagh, Jr., Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Tax-Free Arizona Funds, the Tax-Free California Funds and Tax-Free Colorado Fund. He has been managing these Funds since their inceptions. Mr. McCullagh is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh currently has over 29 years' experience in municipal bond trading, underwriting and portfolio management.

Who's who?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                         Board of Trustees

    Investment manager                                                                               Custodian
Delaware Management Company                                                                       Mellon Bank, N.A.
    2005 Market Street                                                                            One Mellon Center
Philadelphia, PA 19103-7094                                  The Funds                           Pittsburgh, PA 15258

                                       Distributor                                 Service agent
   Portfolio managers           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
(see page 40 for details)           2005 Market Street                           2005 Market Street
                                Philadelphia, PA 19103-7094                  Philadelphia, PA 19103-7094

                                 Financial intermediary wholesaler
                                Lincoln Financial Distributors, Inc.
                                        2001 Market Street
                                    Philadelphia, PA 19103-7055

                                                         Financial advisors

                                                           Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual agreement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the Distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Tax-Free Minnesota Intermediate Fund have an up-front sales charge of up to 2.75%. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge", and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges
------------------------------------------------------------------------------------------------------------------------------------
                                       Tax-Free Funds, Insured Funds,
                                           Minnesota High-Yield                                 Tax-Free Minnesota
                                            Municipal Bond Fund                                  Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                 Sales charge            Sales charge as              Sales charge             Sales charge as
        Amount of                  as % of                 % of amount                  as % of                  % of amount
        purchase                offering price               invested                offering price                invested
------------------------------------------------------------------------------------------------------------------------------------
   Less than $100,000                4.50%                     4.71%                      2.75%                      2.83%
------------------------------------------------------------------------------------------------------------------------------------
      $100,000 but
     under $250,000                  3.50%                     3.63%                      2.00%                      2.04%
------------------------------------------------------------------------------------------------------------------------------------
      $250,000 but
     under $500,000                  2.50%                     2.56%                      1.00%                      1.01%
------------------------------------------------------------------------------------------------------------------------------------
      $500,000 but
    under $1 million                 2.00%                     2.04%                      1.00%                      1.01%
------------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge, unless a specific waiver of the charge applies; of 1% if you redeem shares of the Tax-Free Funds, Insured Funds or Minnesota High-Yield
Municipal Bond Fund within the first year and 0.50% if you redeem shares within the second year; and of 0.75% if you redeem shares of the Tax-Free Minnesota Intermediate Fund within the first year. See Dealer compensation for a description of the amount of dealer commission that is paid.
------------------------------------------------------------------------------------------------------------------------------------
       Amount of                          Sales charge as % of                                 Sales charge as % of
       purchase                              offering price                                      amount invested
------------------------------------------------------------------------------------------------------------------------------------
    $1 million up to
       $5 million                                 none                                                 none
------------------------------------------------------------------------------------------------------------------------------------
    Next $20 million
   up to $25 million                              none                                                 none
------------------------------------------------------------------------------------------------------------------------------------
      Amount over
      $25 million                                 none                                                 none
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years (three years for Tax-Free Minnesota Intermediate Fund) after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For Tax-Free Minnesota Intermediate Fund, the contingent deferred sales charge is 2.00% during the first year, 1.00% during the second and third years and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years (five years for Tax-Free Minnesota Intermediate Fund) after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o    Approximately eight years (five years for Tax-Free Minnesota Intermediate
     Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dealer compensation
Your financial advisor that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in a Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

                                  ---------------------------------------------------------------------------------
                                            Tax-Free Funds,
                                           Insured Funds and                               Tax-Free
                                     Minnesota High-Yield Bond Fund               Minnesota Intermediate Fund
                                  ---------------------------------------------------------------------------------
                                   CLASS A(1)    CLASS B(2)    CLASS C(3)    CLASS A(1)    CLASS B(2)    CLASS C(3)
-------------------------------------------------------------------------------------------------------------------
Commission (%)                          -          4.00%         1.00%            -          2.00%         1.00%
-------------------------------------------------------------------------------------------------------------------
Investment up to $99,999             4.00%            -             -          2.35%            -             -
-------------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                 3.00%            -             -          1.75%            -             -
-------------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                 2.00%            -             -          0.75%            -             -
-------------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                 1.60%            -             -          0.75%            -             -
-------------------------------------------------------------------------------------------------------------------
$1,000,000 to $4,999,999             1.00%            -             -          0.75%            -             -
-------------------------------------------------------------------------------------------------------------------
$5,000,000 to $24,999,999            0.50%            -             -          0.50%            -             -
-------------------------------------------------------------------------------------------------------------------
$25,000,000 or more                  0.25%            -             -          0.25%            -             -
-------------------------------------------------------------------------------------------------------------------
12b-1 Fee to Dealer                  0.25%         0.25%         1.00%         0.25%         0.15%         1.00%
-------------------------------------------------------------------------------------------------------------------

(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.25% 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A Shares of Tax-Free Minnesota Intermediate Fund is 0.25%, however the Distributor has contracted to limit this amount to 0.15% through October 31, 2004.

(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00% (2.00 for Tax-Free Minnesota Intermediate
    Fund). Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% (0.15% for Tax-Free Minnesota Intermediate Fund) from the date of purchase. After approximately eight years (five years for Tax-Free Minnesota Intermediate Fund), Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs.

-------------------------------------------------------------------------------------------------------------
                                                                 Share class
       Program                How it works                   A                  B                  C
-------------------------------------------------------------------------------------------------------------
Letter of Intent        Through a Letter of Intent           X          Although the Letter of Intent and
                        you agree to invest a                           Rights of Accumulation do not apply
                        certain amount in Delaware                      to the purchase of Class B and
                        Investments Funds (except                       Class C shares, you can combine
                        money market funds with no                      your purchase of Class A shares
                        sales charge) over a                            with your purchase of Class B and
                        13-month period to qualify                      Class C shares to fulfill your
                        for reduced front-end sales                     Letter of Intent.
                        charges.


-----------------------------------------------------------------------
Rights of Accumulation  You can combine your                 X
                        holdings or purchases of all
                        funds in the Delaware
                        Investments family (except
                        money market funds with no
                        sales charge) as well as the
                        holdings and purchases of
                        your spouse and children
                        under 21 to qualify for
                        reduced front-end sales
                        charges.
-------------------------------------------------------------------------------------------------------------
Reinvestment of         Up to 12 months after you    For Class A, you   For Class B, your    Not available.
Redeemed Shares         redeem shares, you can       will not have to   account will be
                        reinvest the proceeds        pay an additional  credited with the
                        without paying a sales       front-end sales    contingent
                        charge as noted to the       charge.            deferred sales
                        right.                                          charge you
                                                                        previously paid on
                                                                        the amount you are
                                                                        reinvesting. Your
                                                                        schedule for
                                                                        contingent
                                                                        deferred sales
                                                                        charges and
                                                                        conversion to
                                                                        Class A will not
                                                                        start over again;
                                                                        it will pick up
                                                                        from the point at
                                                                        which you redeemed
                                                                        your shares.
-------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below a Fund's required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.
--------------------------------------------------------------------------------
Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Online Account Access is a password protected area of Delaware Investments' web site that gives you access to your account information and allows you to perform transactions in a secure environment.

Electronic Delivery
With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

--------------------------------------------------------------------------------
MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes

For each Fund, dividends are declared daily and paid monthly, while capital gains, if any, are distributed annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

Dividends paid by the Funds are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits, if any, are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

The following discussion relates to federal and state taxation on each of the Funds described in this Prospectus. The information is current as of the date of this Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains distributions may be subject to tax in states other than the one cited in each Fund's name. We do not intend this information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

Arizona State Taxation
You may exclude any exempt interest dividends paid to you by the Arizona Tax-Free Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on:

o    obligations of the State of Arizona and its political subdivisions; or

o obligations of United States possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California State Taxation
You may exclude dividends paid to you by the California Tax-Free Funds from your taxable income for purposes of the California personal income tax, if:

o    you are an individual; and

o your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

The portion of each California Tax-Free Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that would pay tax-exempt interest if held by an individual.

Each California Tax-Free Fund may designate dividends as exempt from California income tax, only if:

o    it qualifies as a regulated investment company under the IRS Code; and

o at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Colorado State Taxation
Shareholders subject to the California Corporation Tax Law may have to pay California tax on any distributions, including California exempt interest dividends, that are paid by each California Tax-Free Fund.

You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980;

o obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and

o obligations of United States possessions that are exempt from state taxation under federal law.

Florida State Taxation
Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Tax-Free Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, at least 90% of the net asset value of the assets of the Florida Tax-Free Funds consist of:

o obligations of the U.S. government and its agencies and territories that are exempt from state taxation under federal law; or

o obligations of the State of Florida and its municipalities, counties and other taxing districts; or

o    other assets exempt from the Florida intangible property tax.

If more than 10% of the net asset value of the assets of the Florida Tax-Free Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Florida Tax-Free Funds is subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.

Florida does impose an income tax on corporations and certain other entities; distributions from the Florida Tax-Free Funds may be subject to this income tax.

Idaho State Taxation
According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to:

o interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or

o interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

Minnesota State Taxation
Individuals, estates and trusts may exclude the portion of exempt interest dividends that is excluded from gross income for federal income tax purposes and that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met:

o interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.

Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.

In 1995, the Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes would be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, regardless of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise conflicts with the United States Constitution. The Minnesota Funds cannot predict whether interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision in the future.

Missouri State Taxation
Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income for Missouri income tax purposes if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on:

o obligations of the State of Missouri or any of its political subdivisions or authorities; or

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders.

Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

New York State and City Taxation
You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trusts, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o    obligations of the State of New York or its political subdivisions;

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Dividends from the Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

Oregon State Taxation
You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

o    obligations of the State of Oregon or its political subdivisions; or

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.

Certain management considerations

Fund companies
The Funds are separate series of the investment companies shown below.

Voyageur Insured Funds
   Delaware Tax-Free Arizona Insured Fund
   Delaware Tax-Free Minnesota Insured Fund

Voyageur Intermediate Tax Free Funds
   Delaware Tax-Free Minnesota Intermediate Fund

Voyageur Investment Trust
   Delaware Tax-Free California Insured Fund
   Delaware Tax-Free Florida Fund
   Delaware Tax-Free Florida Insured Fund
   Delaware Tax-Free Missouri Insured Fund
   Delaware Tax-Free Oregon Insured Fund

Voyageur Mutual Funds
   Delaware Minnesota High-Yield Municipal Bond Fund
   Delaware Tax-Free Arizona Fund
   Delaware Tax-Free California Fund
   Delaware Tax-Free Idaho Fund
   Delaware Tax-Free New York Fund

Voyageur Mutual Funds II
   Delaware Tax-Free Colorado Fund

Voyageur Tax Free Funds
   Delaware Tax-Free Minnesota Fund

Financial highlights

The Financial highlights are intended to help you understand the Funds' financial performance. All "per share" information reflects financial results for a single Fund share. The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual reports, which are available upon request by calling 800 523-1918.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

                                                     Income (Loss) from
                                                         Investment
                                                         Operations              Less Dividends and Distributions
                                           ------------------------------------  --------------------------------




                                                                        Net
                                                                      Realized
                                              Net                       and                  Distributions   Net
                                             Asset                   Unrealized   Dividends     from Net    Asset
                                             Value,       Net           Gain      from Net     Realized    Value,
                                           Beginning   Investment    (Loss) on   Investment     Gain on    End of      Total
                                           of Period     Income     Investments    Income     Investments  Period     Return(1)
                                           ---------   ----------   -----------  ----------  ------------- ------     ---------
Delaware Tax-Free Arizona Fund
   Class A - 8/31/03                        $10.590       0.491       (0.580)     (0.491)          --     $10.010        0.88%(3)
   Class A - 8/31/02(4)                      10.620       0.532       (0.030)     (0.532)          --      10.590        4.93%(3)
   Class A - 8/31/01                         10.250       0.572        0.370      (0.572)          --      10.620        9.48%(3)
   Class A - 8/31/00                         10.450       0.555       (0.200)     (0.555)          --      10.250        3.68%(3)
   Class A - 8/31/99                         11.210       0.538       (0.645)     (0.538)      (0.115)     10.450       (1.09%)(3)

   Class B - 8/31/03                        $10.590       0.413       (0.580)     (0.413)          --     $10.010       (1.62%)(3)
   Class B - 8/31/02(4)                      10.620       0.454       (0.030)     (0.454)          --      10.590        4.16%(3)
   Class B - 8/31/01                         10.240       0.495        0.380      (0.495)          --      10.620        8.78%(3)
   Class B - 8/31/00                         10.450       0.481       (0.210)     (0.481)          --      10.240        2.82%(3)
   Class B - 8/31/99                         11.200       0.456       (0.635)     (0.456)      (0.115)     10.450       (1.74%)(3)

   Class C - 8/31/03                        $10.610       0.413       (0.570)     (0.413)          --     $10.040       (1.53%)(3)
   Class C - 8/31/02(4)                      10.640       0.454       (0.030)     (0.454)          --      10.610        4.14%(3)
   Class C - 8/31/01                         10.270       0.492        0.370      (0.492)          --      10.640        8.62%(3)
   Class C - 8/31/00                         10.470       0.478       (0.200)     (0.478)          --      10.270        2.88%(3)
   Class C - 8/31/99                         11.230       0.456       (0.645)     (0.456)      (0.115)     10.470       (1.82%)(3)

Delaware Tax-Free Arizona Insured Fund

   Class A - 8/31/03                        $11.530       0.502       (0.253)     (0.502)      (0.117)    $11.160        2.17%(3)
   Class A - 8/31/02(4)                      11.500       0.510        0.100      (0.510)      (0.070)     11.530        5.54%
   Class A - 8/31/01                         11.040       0.521        0.460      (0.521)          --      11.500        9.12%(3)
   Class A - 8/31/00                         10.990       0.525        0.050      (0.525)          --      11.040        5.47%(3)
   Class A - 8/31/99                         11.550       0.528       (0.560)     (0.528)          --      10.990       (0.36%)

   Class B - 8/31/03                        $11.540       0.416       (0.253)     (0.416)      (0.117)    $11.170        1.41%(3)
   Class B - 8/31/02(4)                      11.500       0.426        0.110      (0.426)      (0.070)     11.540        4.83%
   Class B - 8/31/01                         11.040       0.437        0.460      (0.437)          --      11.500        8.31%(3)
   Class B - 8/31/00                         10.990       0.444        0.050      (0.444)          --      11,040        4.68%(3)
   Class B - 8/31/99                         11.550       0.441       (0.560)     (0.441)          --      10.990       (1.11%)

   Class C - 8/31/03                        $11.550       0.415       (0.253)     (0.415)      (0.117)    $11.180        1.40%
   Class C - 8/31/02(4)                      11.520       0.426        0.100      (0.426)      (0.070)     11.550        4.73%
   Class C - 8/31/01                         11.040       0.438        0.480      (0.438)          --      11.520        8.50%(3)
   Class C - 8/31/00                         10.990       0.444        0.050      (0.444)          --      11.040        4.68%(3)
   Class C - 8/31/99                         11.560       0.441       (0.570)     (0.441)          --      10.990       (1.20%)

Delaware Tax-Free California Fund

   Class A - 8/31/03                        $11.010       0.537       (0.260)     (0.537)          --     $10.750        2.51%(3)
   Class A - 8/31/02(4)                      10.950       0.546        0.060      (0.546)          --      11.010        5.77%(3)
   Class A - 8/31/01                         10.430       0.538        0.520      (0.538)          --      10.950       10.43%(3)
   Class A - 8/31/00                         10.490       0.547       (0.060)     (0.547)          --      10.430        5.00%(3)
   Class A - 8/31/99                         11.220       0.556       (0.709)     (0.554)      (0.023)     10.490       (1.53%)(3)

   Class B - 8/31/03                        $11.050       0.453       (0.260)     (0.453)          --     $10.790        1.73%(3)
   Class B - 8/31/02(4)                      10.990       0.465        0.060      (0.465)          --      11.050        4.95%(3)
   Class B - 8/31/01                         10.460       0.459        0.530      (0.459)          --      10.990        9.58%(3)
   Class B - 8/31/00                         10.520       0.473       (0.060)     (0.473)          --      10.460        4.31%(3)
   Class B - 8/31/99                         11.260       0.470       (0.717)     (0.470)      (0.023)     10.520       (2.35%)(3)

   Class C - 8/31/03                        $11.020       0.454       (0.260)     (0.454)          --     $10.760        1.74%(3)
   Class C - 8/31/02(4)                      10.970       0.465        0.050      (0.465)          --      11.020        4.86%(3)
   Class C - 8/31/01                         10.440       0.459        0.530      (0.459)          --      10.970        9.70%(3)
   Class C - 8/31/00                         10.500       0.472       (0.060)     (0.472)          --      10.440        4.22%(3)
   Class C - 8/31/99                         11.230       0.470       (0.707)     (0.470)      (0.023)     10.500       (2.26%)(3)

                                                                     Ratio and Supplemental Data
                                                      ------------------------------------------------------------
                                                                                             Ratio of
                                                                    Ratio                 Net Investment
                                                                 of Expenses                 Income to
                                                                  to Average                  Average
                                                                  Net Assets    Ratio of    Net Assets
                                           Net        Ratio of     Prior to        Net        Prior to
                                         Assets,      Expenses      Expense     Investment    Expense
                                          End of         to        Limitation   Income to    Limitation
                                          Period       Average    and Expenses   Average    and Expenses
                                          (000           Net          Paid         Net          Paid      Portfolio
                                         Omitted)       Assets     Indirectly     Assets     Indirectly    Turnover
                                         --------     --------    ------------  ---------- -------------- ---------
Delaware Tax-Free Arizona Fund
   Class A - 8/31/03                      $22,401        0.75%        0.99%       4.73%        4.50%           70%
   Class A - 8/31/02(4)                    26,664        0.75%        0.98%       5.09%        4.86%          111%
   Class A - 8/31/01                       18,809        0.75%        1.01%       5.50%        5.24%          108%
   Class A - 8/31/00                       13,873        0.75%        1.06%       5.53%        5.22%          115%
   Class A - 8/31/99                       18,586        0.60%        1.10%       4.88%        4.38%           68%

   Class B - 8/31/03                       $8,956        1.50%        1.74%       3.98%        3.75%           70%
   Class B - 8/31/02(4)                    10,629        1.50%        1.73%       4.34%        4.11%          111%
   Class B - 8/31/01                        8,681        1.50%        1.76%       4.75%        4.49%          108%
   Class B - 8/31/00                        4,911        1.50%        1.81%       4.78%        4.47%          115%
   Class B - 8/31/99                        5,956        1.35%        1.85%       4.13%        3.63%           68%

   Class C - 8/31/03                       $4,424        1.50%        1.74%       3.98%        3.75%           70%
   Class C - 8/31/02(4)                     4,555        1.50%        1.73%       4.34%        4.11%          111%
   Class C - 8/31/01                        2,632        1.50%        1.76%       4.75%        4.49%          108%
   Class C - 8/31/00                        1,880        1.50%        1.81%       4.78%        4.47%          115%
   Class C - 8/31/99                        1,957        1.35%        1.85%       4.13%        3.63%           68%

Delaware Tax-Free Arizona Insured Fund

   Class A - 8/31/03                     $129,683        0.86%        0.91%       4.37%        4.32%           29%
   Class A - 8/31/02(4)                   141,424        0.90%        0.90%       4.50%        4.50%           46%
   Class A - 8/31/01                      141,298        0.95%        0.97%       4.65%        4.63%           45%
   Class A - 8/31/00                      142,018        0.95%        0.98%       4.88%        4.85%           50%
   Class A - 8/31/99                      166,368        0.91%        0.91%       4.60%        4.60%           29%

   Class B - 8/31/03                      $14,666        1.61%        1.66%       3.62%        3.57%           29%
   Class B - 8/31/02(4)                    13,678        1.65%        1.65%       3.75%        3.75%           46%
   Class B - 8/31/01                        8,864        1.70%        1.72%       3.90%        3.88%           45%
   Class B - 8/31/00                        6,630        1.70%        1.73%       4.13%        4.10%           50%
   Class B - 8/31/99                        6,059        1.66%        1.66%       3.85%        3.85%           29%

   Class C - 8/31/03                       $8,544        1.61%        1.66%       3.62%        3.57%           29%
   Class C - 8/31/02(4)                     8,115        1.65%        1.65%       3.75%        3.75%           46%
   Class C - 8/31/01                        3,230        1.70%        1.72%       3.90%        3.88%           45%
   Class C - 8/31/00                        1,322        1.70%        1.73%       4.13%        4.10%           50%
   Class C - 8/31/99                        1,373        1.66%        1.66%       3.85%        3.85%           29%

Delaware Tax-Free California Fund

   Class A - 8/31/03                      $22,169        0.50%        0.93%       4.84%        4.41%           56%
   Class A - 8/31/02(4)                    23,462        0.50%        0.97%       5.05%        4.58%           93%
   Class A - 8/31/01                       24,925        0.50%        0.99%       5.07%        4.58%          130%
   Class A - 8/31/00                       24,794        0.50%        1.04%       5.46%        4.92%           82%
   Class A - 8/31/99                       24,515        0.33%        0.97%       4.95%        4.31%          123%

   Class B - 8/31/03                      $16,165        1.25%        1.68%       4.09%        3.66%           56%
   Class B - 8/31/02(4)                    15,105        1.25%        1.72%       4.30%        3.83%           93%
   Class B - 8/31/01                       14,792        1.25%        1.74%       4.32%        3.83%          130%
   Class B - 8/31/00                       14,449        1.25%        1.79%       4.71%        4.17%           82%
   Class B - 8/31/99                       13,676        1.08%        1.72%       4.20%        3.56%          123%

   Class C - 8/31/03                       $7,013        1.25%        1.68%       4.09%        3.66%           56%
   Class C - 8/31/02(4)                     7,357        1.25%        1.72%       4.30%        3.83%           93%
   Class C - 8/31/01                        6,227        1.25%        1.74%       4.32%        3.83%          130%
   Class C - 8/31/00                        4,179        1.25%        1.79%       4.71%        4.17%           82%
   Class C - 8/31/99                        5,132        1.08%        1.72%       4.20%        3.56%          123%

                                                     Income (Loss) from
                                                         Investment
                                                         Operations              Less Dividends and Distributions
                                           ------------------------------------  --------------------------------




                                                                        Net
                                                                      Realized
                                              Net                       and                  Distributions   Net
                                             Asset                   Unrealized   Dividends     from Net    Asset
                                             Value,       Net           Gain      from Net     Realized    Value,
                                           Beginning   Investment    (Loss) on   Investment     Gain on    End of      Total
                                           of Period     Income     Investments    Income     Investments  Period     Return(1)
                                           ---------   ----------   -----------  ----------  ------------- ------     ---------
Delaware Tax-Free California Insured Fund
   Class A - 8/31/03                        $10.930       0.463       (0.260)     (0.463)          --     $10.670        1.84%
   Class A - 8/31/02(4)                      11.130       0.470       (0.027)     (0.470)      (0.173)     10.930        4.23%
   Class A - 8/31/01                         10.640       0.496        0.490      (0.496)          --      11.130        9.51%
   Class A - 8/31/00                         10.430       0.500        0.210      (0.500)          --      10.640        7.10%(3)
   Class A - 8/31/99                         11.130       0.497       (0.700)     (0.497)          --      10.430       (1.97%)(3)

   Class B - 8/31/03                        $10.930       0.381       (0.260)     (0.381)          --     $10.670        1.07%
   Class B - 8/31/02(4)                      11.130       0.389       (0.027)     (0.389)      (0.173)     10.930        3.44%
   Class B - 8/31/01                         10.640       0.415        0.490      (0.415)          --      11.130        8.70%
   Class B - 8/31/00                         10.430       0.423        0.210      (0.423)          --      10.640        6.30%(3)
   Class B - 8/31/99                         11.130       0.414       (0.700)     (0.414)          --      10.430       (2.70%)(3)

   Class C - 8/31/03                        $10.890       0.380       (0.250)     (0.380)          --     $10.640        1.17%
   Class C - 8/31/02(4)                      11.090       0.392       (0.027)     (0.392)      (0.173)     10.890        3.45%
   Class C - 8/31/01                         10.600       0.417        0.490      (0.417)          --      11.090        8.75%
   Class C - 8/31/00                         10.390       0.423        0.210      (0.423)          --      10.600        6.32%(3)
   Class C - 8/31/99                         11.090       0.414       (0.700)     (0.414)          --      10.390       (2.70%)(3)
Delaware Tax-Free Colorado Fund
   Class A - 8/31/03                        $11.080       0.527       (0.250)     (0.527)          --     $10.830        2.52%
   Class A - 8/31/02(4)                      11.120       0.532       (0.040)     (0.532)          --      11.080        4.60%
   Class A - 8/31/01                         10.630       0.549        0.490      (0.549)          --      11.120       10.05%
   Class A - 8/31/00                         10.780       0.543       (0.150)     (0.543)          --      10.630        3.89%(3)
   Class A - 8/31/99                         11.510       0.552       (0.730)     (0.552)          --      10.780       (1.69%)(3)

   Class B - 8/31/03                        $11.090       0.444       (0.260)     (0.444)          --     $10.830        1.66%
   Class B - 8/31/02(4)                      11.120       0.450       (0.030)     (0.450)          --      11.090        3.92%
   Class B - 8/31/01                         10.630       0.468        0.490      (0.468)          --      11.120        9.24%
   Class B - 8/31/00                         10.790       0.463       (0.160)     (0.463)          --      10.630        3.00%(3)
   Class B - 8/31/99                         11.510       0.466       (0.719)     (0.467)          --      10.790       (2.34%)

   Class C - 8/31/03                        $11.100       0.444       (0.250)     (0.444)          --     $10.850        1.74%
   Class C - 8/31/02(4)                      11.130       0.450       (0.030)     (0.450)          --      11.100        3.91%
   Class C - 8/31/01                         10.640       0.468        0.490      (0.468)          --      11.130        9.23%
   Class C - 8/31/00                         10.790       0.465       (0.150)     (0.465)          --      10.640        3.11%(3)
   Class C - 8/31/99                         11.520       0.463       (0.726)     (0.467)          --      10.790       (2.42%)
Delaware Tax-Free Florida Fund
   Class A - 8/31/03                        $11.030       0.510       (0.110)     (0.510)          --     $10.920        3.67%(3)
   Class A - 8/31/02(4)                      10.870       0.514        0.160      (0.514)          --      11.030        6.42%(3)
   Class A - 8/31/01                         10.420       0.513        0.450      (0.513)          --      10.870        9.48%(3)
   Class A - 8/31/00                         10.530       0.518       (0.110)     (0.518)          --      10.420        4.11%(3)
   Class A - 8/31/99                         11.230       0.532       (0.688)     (0.532)      (0.012)     10.530       (1.50%)(3)

   Class B - 8/31/03                        $11.040       0.426       (0.100)     (0.426)          --     $10.940        2.98%(3)
   Class B - 8/31/02(4)                      10.890       0.433        0.150      (0.433)          --      11.040        5.52%(3)
   Class B - 8/31/01                         10.430       0.434        0.460      (0.434)          --      10.890        8.76%(3)
   Class B - 8/31/00                         10.540       0.443       (0.110)     (0.443)          --      10.430        3.34%(3)
   Class B - 8/31/99                         11.240       0.449       (0.688)     (0.449)      (0.012)     10.540       (2.24%)(3)

   Class C - 8/31/03                        $11.040       0.426       (0.110)     (0.426)          --     $10.930        2.89%(3)
   Class C - 8/31/02(4)                      10.880       0.433        0.160      (0.433)          --      11.040        5.63%(3)
   Class C - 8/31/01                         10.420       0.434        0.460      (0.434)          --      10.880        8.79%(3)
   Class C - 8/31/00                         10.530       0.446       (0.110)     (0.446)          --      10.420        3.38%(3)
   Class C - 8/31/99                         11.240       0.449       (0.698)     (0.449)      (0.012)     10.530       (2.33%)(3)

                                                                      Ratio and Supplemental Data
                                                       ------------------------------------------------------------
                                                                                              Ratio of
                                                                     Ratio                 Net Investment
                                                                  of Expenses                 Income to
                                                                   to Average                  Average
                                                                   Net Assets    Ratio of    Net Assets
                                            Net        Ratio of     Prior to        Net        Prior to
                                          Assets,      Expenses      Expense     Investment    Expense
                                           End of         to        Limitation   Income to    Limitation
                                           Period       Average    and Expenses   Average    and Expenses
                                           (000           Net          Paid         Net          Paid      Portfolio
                                          Omitted)       Assets     Indirectly     Assets     Indirectly    Turnover
                                          --------     --------    ------------  ---------- -------------- ---------
Delaware Tax-Free California Insured Fund
   Class A - 8/31/03                      $28,822        0.93%        0.93%         4.21%        4.21%         44%
   Class A - 8/31/02(4)                    28,630        0.92%        0.92%         4.36%        4.36%        111%
   Class A - 8/31/01                       28,045        0.87%        0.87%         4.59%        4.59%        162%
   Class A - 8/31/00                       23,877        1.00%        1.09%         4.87%        4.78%         91%
   Class A - 8/31/99                       25,042        0.99%        1.10%         4.51%        4.40%        114%

   Class B - 8/31/03                       $8,628        1.68%        1.68%         3.46%        3.46%         44%
   Class B - 8/31/02(4)                     9,714        1.67%        1.67%         3.61%        3.61%        111%
   Class B - 8/31/01                        7,628        1.62%        1.62%         3.84%        3.84%        162%
   Class B - 8/31/00                        6,440        1.75%        1.84%         4.12%        4.03%         91%
   Class B - 8/31/99                        6,588        1.74%        1.85%         3.76%        3.65%        114%

   Class C - 8/31/03                       $2,942        1.68%        1.68%         3.46%        3.46%         44%
   Class C - 8/31/02(4)                     1,374        1.67%        1.67%         3.61%        3.61%        111%
   Class C - 8/31/01                          200        1.62%        1.62%         3.84%        3.84%        162%
   Class C - 8/31/00                          439        1.75%        1.84%         4.12%        4.03%         91%
   Class C - 8/31/99                          592        1.74%        1.85%         3.76%        3.65%        114%
Delaware Tax-Free Colorado Fund
   Class A - 8/31/03                     $299,528        0.99%        0.99%         4.76%        4.76%         30%
   Class A - 8/31/02(4)                   314,695        0.95%        0.95%         4.86%        4.86%         36%
   Class A - 8/31/01                      318,550        1.00%        1.00%         5.09%        5.09%         64%
   Class A - 8/31/00                      304,409        1.00%        1.04%         5.22%        5.18%         53%
   Class A - 8/31/99                       38,184        0.91%        0.91%         4.86%        4.86%         55%

   Class B - 8/31/03                      $13,108        1.74%        1.74%         4.01%        4.01%         30%
   Class B - 8/31/02(4)                    14,843        1.70%        1.70%         4.11%        4.11%         36%
   Class B - 8/31/01                       14,330        1.75%        1.75%         4.34%        4.34%         64%
   Class B - 8/31/00                       13,441        1.75%        1.79%         4.47%        4.43%         53%
   Class B - 8/31/99                       13,530        1.66%        1.66%         4.11%        4.11%         55%

   Class C - 8/31/03                       $8,606        1.74%        1.74%         4.01%        4.01%         30%
   Class C - 8/31/02(4)                     8,074        1.70%        1.70%         4.11%        4.11%         36%
   Class C - 8/31/01                        5,617        1.75%        1.75%         4.34%        4.34%         64%
   Class C - 8/31/00                        4,254        1.75%        1.79%         4.47%        4.43%         53%
   Class C - 8/31/99                        4,332        1.66%        1.66%         4.11%        4.11%         55%
Delaware Tax-Free Florida Fund
   Class A - 8/31/03                       $9,694        0.75%        0.98%         4.59%        4.36%         31%
   Class A - 8/31/02(4)                    10,464        0.75%(5)     1.06%         4.78%        4.47%         57%
   Class A - 8/31/01                       10,747        0.75%        0.97%         4.84%        4.62%         40%
   Class A - 8/31/00                        8,711        0.75%        1.10%         5.11%        4.76%         64%
   Class A - 8/31/99                       11,406        0.62%        1.16%         4.81%        4.27%         30%

   Class B - 8/31/03                       $5,313        1.50%        1.73%         3.84%        3.61%         31%
   Class B - 8/31/02(4)                     5,110        1.50%(5)     1.81%         4.03%        3.72%         57%
   Class B - 8/31/01                        4,655        1.50%        1.72%         4.09%        3.87%         40%
   Class B - 8/31/00                        4,045        1.50%        1.85%         4.36%        4.01%         64%
   Class B - 8/31/99                        4,468        1.37%        1.91%         4.06%        3.52%         30%

   Class C - 8/31/03                       $1,828        1.50%        1.73%         3.84%        3.61%         31%
   Class C - 8/31/02(4)                       732        1.50%(5)     1.81%         4.03%        3.72%         57%
   Class C - 8/31/01                          516        1.50%        1.72%         4.09%        3.87%         40%
   Class C - 8/31/00                          433        1.50%        1.85%         4.36%        4.01%         64%
   Class C - 8/31/99                          722        1.37%        1.91%         4.06%        3.52%         30%

                                                     Income (Loss) from
                                                         Investment
                                                         Operations              Less Dividends and Distributions
                                           ------------------------------------  --------------------------------




                                                                        Net
                                                                      Realized
                                              Net                       and                  Distributions   Net
                                             Asset                   Unrealized   Dividends     from Net    Asset
                                             Value,       Net           Gain      from Net     Realized    Value,
                                           Beginning   Investment    (Loss) on   Investment     Gain on    End of      Total
                                           of Period     Income     Investments    Income     Investments  Period     Return(1)
                                           ---------   ----------   -----------  ----------  ------------- ------     ---------
Delaware Tax-Free Florida Insured Fund
   Class A - 8/31/03                        $11.330       0.523       (0.220)     (0.523)          --     $11.110        2.68%(3)
   Class A - 8/31/02(4)                      11.230       0.532        0.100      (0.532)          --      11.330        5.83%(3)
   Class A - 8/31/01                         10.770       0.527        0.460      (0.527)          --      11.230        9.39%(3)
   Class A - 8/31/00                         10.750       0.525        0.020      (0.525)          --      10.770        5.29%(3)
   Class A - 8/31/99                         11.370       0.537       (0.620)     (0.537)          --      10.750       (0.83%)

   Class B - 8/31/03                        $11.330       0.437       (0.210)     (0.437)          --     $11.120        2.00%(3)
   Class B - 8/31/02(4)                      11.230       0.445        0.100      (0.445)          --      11.330        5.01%(3)
   Class B - 8/31/01                         10.770       0.443        0.460      (0.443)          --      11.230        8.56%(3)
   Class B - 8/31/00                         10.750       0.448        0.016      (0.444)          --      10.770        4.50%(3)
   Class B - 8/31/99                         11.370       0.452       (0.620)     (0.452)          --      10.750       (1.58%)

   Class C - 8/31/03                        $11.330       0.437       (0.210)     (0.437)          --     $11.120        2.00%(3)
   Class C - 8/31/02(4)                      11.240       0.447        0.090      (0.447)          --      11.330        4.93%(3)
   Class C - 8/31/01                         10.780       0.443        0.460      (0.443)          --      11.240        8.45%(3)
   Class C - 8/31/00                         10.760       0.454        0.010      (0.444)          --      10.780        4.49%(3)
   Class C - 8/31/992                        11.370       0.286       (0.610)     (0.286)          --      10.760       (2.91%)
Delaware Tax-Free Idaho Fund
   Class A - 8/31/03                        $11.320       0.497       (0.181)     (0.496)          --     $11.140        2.81%(3)
   Class A - 8/31/02(4)                      11.260       0.522        0.059      (0.521)          --      11.320        5.36%(3)
   Class A - 8/31/01                         10.730       0.541        0.530      (0.541)          --      11.260       10.24%(3)
   Class A - 8/31/00                         10.940       0.541       (0.210)     (0.541)          --      10.730        3.25%(3)
   Class A - 8/31/99                         11.560       0.517       (0.620)     (0.517)          --      10.940       (0.99%)(3)

   Class B - 8/31/03                        $11.310       0.412       (0.181)     (0.411)          --     $11.130        2.05%(3)
   Class B - 8/31/02(4)                      11.250       0.439        0.059      (0.438)          --      11.310        4.58%(3)
   Class B - 8/31/01                         10.720       0.460        0.530      (0.460)          --      11.250        9.43%(3)
   Class B - 8/31/00                         10.920       0.462       (0.200)     (0.462)          --      10.720        2.58%(3)
   Class B - 8/31/99                         11.550       0.432       (0.630)     (0.432)          --      10.920       (1.82%)

   Class C - 8/31/03                        $11.310       0.413       (0.181)     (0.412)          --     $11.130        2.05%(3)
   Class C - 8/31/02(4)                      11.250       0.439        0.059      (0.438)          --      11.310        4.57%(3)
   Class C - 8/31/01                         10.720       0.460        0.530      (0.460)          --      11.250        9.43%(3)
   Class C - 8/31/00                         10.920       0.462       (0.200)     (0.462)          --      10.720        2.58%(3)
   Class C - 8/31/99                         11.550       0.432       (0.630)     (0.432)          --      10.920       (1.82%)(3)
Delaware Tax-Free Minnesota Fund
   Class A - 8/31/03                        $12.610       0.622       (0.148)     (0.625)      (0.009)    $12.450        3.80%
   Class A - 8/31/02(4)                      12.570       0.634        0.037      (0.631)          --      12.610        5.54%
   Class A - 8/31/01                         12.120       0.615        0.450      (0.615)          --      12.570        9.02%
   Class A - 8/31/00                         12.230       0.617       (0.110)     (0.617)          --      12.120        4.39%(3)
   Class A - 8/31/99                         13.020       0.628       (0.752)     (0.626)      (0.040)     12.230       (1.06%)

   Class B - 8/31/03                        $12.620       0.529       (0.150)     (0.530)      (0.009)    $12.460        3.02%
   Class B - 8/31/02(4)                      12.580       0.540        0.037      (0.537)          --      12.620        4.75%
   Class B - 8/31/01                         12.120       0.523        0.460      (0.523)          --      12.580        8.29%
   Class B - 8/31/00                         12.240       0.525       (0.120)     (0.525)          --      12.120        3.50%(3)
   Class B - 8/31/99                         13.020       0.527       (0.740)     (0.527)      (0.040)     12.240       (1.74%)

   Class C - 8/31/03                        $12.640       0.529       (0.151)     (0.529)      (0.009)    $12.480        3.01%
   Class C - 8/31/024                        12.590       0.540        0.047      (0.537)          --      12.640        4.82%
   Class C - 8/31/01                         12.140       0.523        0.450      (0.523)          --      12.590        8.20%
   Class C - 8/31/00                         12.250       0.527       (0.110)     (0.527)          --      12.140        3.60%(3)
   Class C - 8/31/99                         13.040       0.536       (0.756)     (0.530)      (0.040)     12.250       (1.80%)

                                                                      Ratio and Supplemental Data
                                                       ------------------------------------------------------------
                                                                                              Ratio of
                                                                     Ratio                 Net Investment
                                                                  of Expenses                 Income to
                                                                   to Average                  Average
                                                                   Net Assets    Ratio of    Net Assets
                                            Net        Ratio of     Prior to        Net        Prior to
                                          Assets,      Expenses      Expense     Investment    Expense
                                           End of         to        Limitation   Income to    Limitation
                                           Period       Average    and Expenses   Average    and Expenses
                                           (000           Net          Paid         Net          Paid      Portfolio
                                          Omitted)       Assets     Indirectly     Assets     Indirectly    Turnover
                                          --------     --------    ------------  ---------- -------------- ---------
Delaware Tax-Free Florida Insured Fun
   Class A - 8/31/03                        $95,951      0.90%          0.94%       4.60%        4.56%         26%
   Class A - 8/31/02(4)                     105,773      0.90%          0.99%       4.80%        4.71%         46%
   Class A - 8/31/01                        107,365      0.90%          0.97%       4.81%        4.74%         12%
   Class A - 8/31/00                        110,708      0.91%          1.01%       4.98%        4.88%         56%
   Class A - 8/31/99                        125,838      0.85%          0.85%       4.77%        4.77%         25%

   Class B - 8/31/03                         $5,800      1.65%          1.69%       3.85%        3.81%         26%
   Class B - 8/31/02(4)                       5,223      1.65%          1.74%       4.05%        3.96%         46%
   Class B - 8/31/01                          5,014      1.65%          1.72%       4.06%        3.99%         12%
   Class B - 8/31/00                          5,272      1.66%          1.76%       4.23%        4.13%         56%
   Class B - 8/31/99                          4,799      1.60%          1.60%       4.02%        4.02%         25%

   Class C - 8/31/03                           $846      1.65%          1.69%       3.85%        3.81%         26%
   Class C - 8/31/02(4)                         560      1.65%          1.74%       4.05%        3.96%         46%
   Class C - 8/31/01                             53      1.65%          1.72%       4.06%        3.99%         12%
   Class C - 8/31/00                             51      1.66%          1.76%       4.23%        4.13%         56%
   Class C - 8/31/992                           107      1.60%          1.60%       4.02%        4.02%         25%
Delaware Tax-Free Idaho Fund
   Class A - 8/31/03                        $51,682      0.93%          1.00%       4.36%        4.29%         18%
   Class A - 8/31/02(4)                      45,108      1.00%          1.03%       4.69%        4.66%         11%
   Class A - 8/31/01                         38,228      1.00%          1.03%       4.94%        4.91%         14%
   Class A - 8/31/00                         34,674      1.00%          1.09%       5.13%        5.04%         10%
   Class A - 8/31/99                         44,299      1.00%          1.04%       4.52%        4.48%          2%

   Class B - 8/31/03                        $16,801      1.68%          1.75%       3.61%        3.54%         18%
   Class B - 8/31/02(4)                      14,809      1.75%          1.78%       3.94%        3.91%         11%
   Class B - 8/31/01                         12,366      1.75%          1.78%       4.19%        4.16%         14%
   Class B - 8/31/00                         10,320      1.75%          1.84%       4.38%        4.29%         10%
   Class B - 8/31/99                        310,199      1.75%          1.79%       3.77%        3.73%          2%

   Class C - 8/31/03                        $16,296      1.68%          1.75%       3.61%        3.54%         18%
   Class C - 8/31/02(4)                       9,829      1.75%          1.78%       3.94%        3.91%         11%
   Class C - 8/31/01                          4,931      1.75%          1.78%       4.19%        4.16%         14%
   Class C - 8/31/00                          3,621      1.75%          1.84%       4.38%        4.29%         10%
   Class C - 8/31/99                          3,411      1.75%          1.79%       3.77%        3.73%          2%
Delaware Tax-Free Minnesota Fund
   Class A - 8/31/03                       $340,029      0.97%          0.97%       4.90%        4.90%         27%
   Class A - 8/31/02(4)                     356,522      0.98%          0.98%       5.11%        5.11%         13%
   Class A - 8/31/01                        363,033      1.00%          1.00%       5.00%        5.00%         10%
   Class A - 8/31/00                        355,573      1.01%          1.06%       5.20%        5.15%         35%
   Class A - 8/31/99                        394,144      0.94%          0.94%       4.89%        4.89%         17%

   Class B - 8/31/03                        $16,394      1.72%          1.72%       4.15%        4.15%         27%
   Class B - 8/31/02(4)                      17,043      1.73%          1.73%       4.36%        4.36%         13%
   Class B - 8/31/01                         15,927      1.75%          1.75%       4.25%        4.25%         10%
   Class B - 8/31/00                         13,412      1.76%          1.81%       4.45%        4.40%         35%
   Class B - 8/31/99                         13,312      1.69%          1.69%       4.14%        4.14%         17%

   Class C - 8/31/03                        $10,161      1.72%          1.72%       4.15%        4.15%         27%
   Class C - 8/31/02(4)                       7,682      1.73%          1.73%       4.36%        4.36%         13%
   Class C - 8/31/01                          6,042      1.75%          1.75%       4.25%        4.25%         10%
   Class C - 8/31/00                          6,156      1.76%          1.81%       4.45%        4.40%         35%
   Class C - 8/31/99                          6,814      1.69%          1.69%       4.14%        4.14%         17%

58

                                                     Income (Loss) from
                                                         Investment
                                                         Operations              Less Dividends and Distributions
                                           ------------------------------------  --------------------------------




                                                                        Net
                                                                      Realized
                                              Net                       and                  Distributions   Net
                                             Asset                   Unrealized   Dividends     from Net    Asset
                                             Value,       Net           Gain      from Net     Realized    Value,
                                           Beginning   Investment    (Loss) on   Investment     Gain on    End of      Total
                                           of Period     Income     Investments    Income     Investments  Period     Return(1)
                                           ---------   ----------   -----------  ----------  ------------- ------     ---------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/03                        $10.940       0.498       (0.197)     (0.501)          --     $10.740        2.75%
   Class A - 8/31/02(4)                      10.900       0.514        0.038      (0.512)          --      10.940        5.25%(3)
   Class A - 8/31/01                         10.480       0.514        0.421      (0.515)          --      10.900        9.14%
   Class A - 8/31/00                         10.520       0.507       (0.041)     (0.506)          --      10.480        4.63%(3)
   Class A - 8/31/99                         11.050       0.518       (0.530)     (0.518)          --      10.520       (0.17%)

   Class B - 8/31/03                        $10.940       0.415       (0.207)     (0.418)          --     $10.730        1.89%
   Class B - 8/31/02(4)                      10.890       0.433        0.048      (0.431)          --      10.940        4.56%(3)
   Class B - 8/31/01                         10.470       0.434        0.422      (0.436)          --      10.890        8.34%
   Class B - 8/31/00                         10.510       0.431       (0.042)     (0.429)          --      10.470        3.86%(3)
   Class B - 8/31/99                         11.040       0.436       (0.529)     (0.437)          --      10.510       (0.91%)

   Class C - 8/31/03                        $10.950       0.414       (0.197)     (0.417)          --     $10.750        1.97%
   Class C - 8/31/02(4)                      10.910       0.433        0.038      (0.431)          --      10.950        4.46%(3)
   Class C - 8/31/01                         10.480       0.434        0.432      (0.436)          --      10.910        8.42%
   Class C - 8/31/00                         10.520       0.431       (0.042)     (0.429)          --      10.480        3.85%(3)
   Class C - 8/31/99                         11.050       0.438       (0.531)     (0.437)          --      10.520       (0.91%)
Delaware Tax-Free Minnesota Intermediate Fund
   Class A - 8/31/03                        $10.720       0.469       (0.088)     (0.471)          --     $10.630        3.59%(3)
   Class A - 8/31/02(4)                      10.580       0.512        0.138      (0.510)          --      10.720        6.34%
   Class A - 8/31/01                         10.350       0.526        0.230      (0.526)          --      10.580        7.50%(3)
   Class A - 8/31/00                         10.610       0.538       (0.260)     (0.538)          --      10.350        2.77%(3)
   Class A - 8/31/99                         11.160       0.541       (0.550)     (0.541)          --      10.610       (0.14%)

   Class B - 8/31/03                        $10.740       0.377       (0.088)     (0.379)          --     $10.650        2.70%(3)
   Class B - 8/31/02(4)                      10.600       0.423        0.137      (0.420)          --      10.740        5.43%
   Class B - 8/31/01                         10.370       0.438        0.232      (0.440)          --      10.600        6.59%(3)
   Class B - 8/31/00                         10.630       0.451       (0.262)     (0.449)          --      10.370        1.89%(3)
   Class B - 8/31/99                         11.180       0.450       (0.552)     (0.448)          --      10.630       (0.98%)

   Class C - 8/31/03                        $10.730       0.377       (0.088)     (0.379)          --     $10.640        2.71%(3)
   Class C - 8/31/02(4)                      10.590       0.423        0.137      (0.420)          --      10.730        5.44%
   Class C - 8/31/01                         10.360       0.437        0.233      (0.440)          --      10.590        6.59%(3)
   Class C - 8/31/00                         10.610       0.451       (0.253)     (0.448)          --      10.360        1.98%(3)
   Class C - 8/31/99                         11.170       0.449       (0.561)     (0.448)          --      10.610       (1.08%)
Delaware Minnesota High-Yield Municipal Bond Fund
   Class A - 8/31/03                         $9.950       0.550       (0.043)     (0.560)          --      $9.910        5.33%(3)
   Class A - 8/31/02(4)                       9.900       0.586        0.056      (0.592)          --       9.950        6.74%(3)
   Class A - 8/31/01                          9.650       0.581        0.243      (0.574)          --       9.900        8.84%(3)
   Class A - 8/31/00                         10.210       0.576       (0.564)     (0.572)          --       9.650        0.32%(3)
   Class A - 8/31/99                         10.810       0.583       (0.603)     (0.580)          --      10.210       (0.27%)(3)

   Class B - 8/31/03                         $9.970       0.475       (0.043)     (0.485)          --      $9.930        4.55%(3)
   Class B - 8/31/02(4)                       9.910       0.513        0.063      (0.516)          --       9.970        6.03%(3)
   Class B - 8/31/01                          9.650       0.509        0.248      (0.497)          --       9.910        8.09%(3)
   Class B - 8/31/00                         10.210       0.504       (0.570)     (0.494)          --       9.650       (0.49%)(3)
   Class B - 8/31/99                         10.810       0.507       (0.604)     (0.503)          --      10.210       (0.99%)(3)

   Class C - 8/31/03                         $9.970       0.475       (0.043)     (0.485)          --      $9.930        4.54%(3)
   Class C - 8/31/02(4)                       9.910       0.513        0.063      (0.516)          --       9.970        6.03%(3)
   Class C - 8/31/01                          9.650       0.509        0.248      (0.497)          --       9.910        8.09%(3)
   Class C - 8/31/00                         10.210       0.504       (0.570)     (0.494)          --       9.650       (0.49%)(3)
   Class C - 8/31/99                         10.810       0.505       (0.602)     (0.503)          --      10.210       (0.99%)(3)

                                                                      Ratio and Supplemental Data
                                                       ------------------------------------------------------------
                                                                                              Ratio of
                                                                     Ratio                 Net Investment
                                                                  of Expenses                 Income to
                                                                   to Average                  Average
                                                                   Net Assets    Ratio of    Net Assets
                                            Net        Ratio of     Prior to        Net        Prior to
                                          Assets,      Expenses      Expense     Investment    Expense
                                           End of         to        Limitation   Income to    Limitation
                                           Period       Average    and Expenses   Average    and Expenses
                                           (000           Net          Paid         Net          Paid      Portfolio
                                          Omitted)       Assets     Indirectly     Assets     Indirectly    Turnover
                                          --------     --------    ------------  ---------- -------------- ---------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/03                       $231,738      0.93%          0.93%       4.52%        4.52%         30%
   Class A - 8/31/02(4)                     239,763      0.96%          0.96%       4.78%        4.78%         15%
   Class A - 8/31/01                        242,716      0.90%          0.90%       4.82%        4.82%          7%
   Class A - 8/31/00                        238,486      1.00%          1.01%       4.93%        4.92%         35%
   Class A - 8/31/99                        268,507      0.94%          0.94%       4.74%        4.74%          4%

   Class B - 8/31/03                        $15,647      1.68%          1.68%       3.77%        3.77%         30%
   Class B - 8/31/02(4)                      14,341      1.71%          1.71%       4.03%        4.03%         15%
   Class B - 8/31/01                         12,732      1.65%          1.65%       4.07%        4.07%          7%
   Class B - 8/31/00                         10,491      1.75%          1.76%       4.18%        4.17%         35%
   Class B - 8/31/99                         11,827      1.69%          1.69%       3.99%        3.99%          4%

   Class C - 8/31/03                        $11,966      1.68%          1.68%       3.77%        3.77%         30%
   Class C - 8/31/02(4)                       6,083      1.71%          1.71%       4.03%        4.03%         15%
   Class C - 8/31/01                          4,265      1.65%          1.65%       4.07%        4.07%          7%
   Class C - 8/31/00                          3,615      1.75%          1.76%       4.18%        4.17%         35%
   Class C - 8/31/99                          4,253      1.69%          1.69%       3.99%        3.99%          4%
Delaware Tax-Free Minnesota Intermediate Fund
   Class A - 8/31/03                        $57,635      0.86%          0.96%       4.32%        4.22%         23%
   Class A - 8/31/02(4)                      51,034      0.85%          0.85%       4.86%        4.86%         35%
   Class A - 8/31/01                         49,089      0.90%          0.93%       5.04%        5.01%         24%
   Class A - 8/31/00                         46,523      0.93%          0.95%       5.22%        5.20%          9%
   Class A - 8/31/99                         56,222      0.79%          0.79%       4.91%        4.91%         13%

   Class B - 8/31/03                         $4,002      1.71%          1.73%       3.47%        3.45%         23%
   Class B - 8/31/02(4)                       2,852      1.70%          1.70%       4.01%        4.01%         35%
   Class B - 8/31/01                          2,443      1.75%          1.78%       4.19%        4.16%         24%
   Class B - 8/31/00                          2,380      1.78%          1.80%       4.37%        4.35%          9%
   Class B - 8/31/99                          2,878      1.64%          1.64%       4.06%        4.06%         13%

   Class C - 8/31/03                         $6,544      1.71%          1.73%       3.47%        3.45%         23%
   Class C - 8/31/02(4)                       4,887      1.70%          1.70%       4.01%        4.01%         35%
   Class C - 8/31/01                          3,059      1.75%          1.78%       4.19%        4.16%         24%
   Class C - 8/31/00                          2,358      1.78%          1.80%       4.37%        4.35%          9%
   Class C - 8/31/99                          2,293      1.64%          1.64%       4.06%        4.06%         13%
Delaware Minnesota High-Yield Municipal Bond Fund
   Class A - 8/31/03                        $36,644      0.75%          1.04%       5.48%        5.19%         32%
   Class A - 8/31/02(4)                      34,867      0.75%          1.01%       5.98%        5.72%         33%
   Class A - 8/31/01                         34,615      0.75%          0.94%       6.01%        5.82%         13%
   Class A - 8/31/00                         35,689      0.75%          1.14%       5.99%        5.60%          8%
   Class A - 8/31/99                         41,813      0.57%          1.07%       5.46%        4.96%         35%

   Class B - 8/31/03                        $12,513      1.50%          1.79%       4.73%        4.44%         32%
   Class B - 8/31/02(4)                      13,379      1.50%          1.76%       5.23%        4.97%         33%
   Class B - 8/31/01                         12,932      1.50%          1.69%       5.26%        5.07%         13%
   Class B - 8/31/00                         13,743      1.50%          1.89%       5.24%        4.85%          8%
   Class B - 8/31/99                         15,814      1.32%          1.82%       4.71%        4.21%         35%

   Class C - 8/31/03                        $10,754      1.50%          1.79%       4.73%        4.44%         32%
   Class C - 8/31/02(4)                       7,840      1.50%          1.76%       5.23%        4.97%         33%
   Class C - 8/31/01                          6,807      1.50%          1.69%       5.26%        5.07%         13%
   Class C - 8/31/00                          6,599      1.50%          1.89%       5.24%        4.85%          8%
   Class C - 8/31/99                          7,515      1.32%          1.82%       4.71%        4.21%         35%

                                                     Income (Loss) from
                                                         Investment
                                                         Operations              Less Dividends and Distributions
                                           ------------------------------------  --------------------------------




                                                                        Net
                                                                      Realized
                                              Net                       and                  Distributions   Net
                                             Asset                   Unrealized   Dividends     from Net    Asset
                                             Value,       Net           Gain      from Net     Realized    Value,
                                           Beginning   Investment    (Loss) on   Investment     Gain on    End of      Total
                                           of Period     Income     Investments    Income     Investments  Period     Return(1)
                                           ---------   ----------   -----------  ----------  ------------- ------     ---------
Delaware Tax-Free Missouri Insured Fund
   Class A - 8/31/03                        $10.810       0.469       (0.172)     (0.467)          --     $10.640        2.75%
   Class A - 8/31/02(4)                      10.740       0.489        0.068      (0.487)          --      10.810        5.38%
   Class A - 8/31/01                         10.340       0.497        0.400      (0.497)          --      10.740        8.89%
   Class A - 8/31/00                         10.340       0.494           --      (0.494)          --      10.340        4.99%
   Class A - 8/31/99                         10.870       0.498       (0.530)     (0.498)          --      10.340       (0.38%)(3)

   Class B - 8/31/03                        $10.810       0.387       (0.172)     (0.385)          --     $10.640        1.99%
   Class B - 8/31/02(4)                      10.730       0.410        0.078      (0.408)          --      10.810        4.70%
   Class B - 8/31/01                         10.340       0.418        0.390      (0.418)          --      10.730        7.98%
   Class B - 8/31/00                         10.340       0.418           --      (0.418)          --      10.340        4.21%
   Class B - 8/31/99                         10.870       0.416       (0.530)     (0.416)          --      10.340       (1.13%)(3)

   Class C - 8/31/03                        $10.820       0.387       (0.162)     (0.385)          --     $10.660        2.08%
   Class C - 8/31/02(4)                      10.740       0.410        0.078      (0.408)          --      10.820        4.68%
   Class C - 8/31/01                         10.350       0.418        0.390      (0.418)          --      10.740        7.97%
   Class C - 8/31/00                         10.350       0.418           --      (0.418)          --      10.350        4.20%
   Class C - 8/31/99                         10.880       0.419       (0.530)     (0.419)          --      10.350       (1.12%)(3)
Delaware Tax-Free New York Fund
   Class A - 8/31/03                        $10.340       0.484       (0.120)     (0.484)          --     $10.220        3.56%(3)
   Class A - 8/31/02(4)                      10.350       0.503       (0.010)     (0.503)          --      10.340        4.98%(3)
   Class A - 8/31/01                          9.820       0.523        0.530      (0.523)          --      10.350       11.03%(3)
   Class A - 8/31/00                          9.880       0.535       (0.060)     (0.535)          --       9.820        5.09%(3)
   Class A - 8/31/99                         10.670       0.523       (0.766)     (0.523)      (0.024)      9.880       (2.44%)(3)

   Class B - 8/31/03                        $10.330       0.406       (0.130)     (0.406)          --     $10.200        2.69%(3)
   Class B - 8/31/02(4)                      10.330       0.426           --      (0.426)          --      10.330        4.30%(3)
   Class B - 8/31/01                          9.810       0.448        0.520      (0.448)          --      10.330       10.12%(3)
   Class B - 8/31/00                          9.860       0.462       (0.050)     (0.462)          --       9.810        4.41%(3)
   Class B - 8/31/99                         10.650       0.445       (0.766)     (0.445)      (0.024)      9.860       (3.18%)(3)

   Class C - 8/31/03                        $10.320       0.406       (0.120)     (0.406)          --     $10.200        2.79%(3)
   Class C - 8/31/02(4)                      10.330       0.426       (0.010)     (0.426)          --      10.320        4.20%(3)
   Class C - 8/31/01                          9.800       0.449        0.530      (0.449)          --      10.330       10.23%(3)
   Class C - 8/31/00                          9.860       0.462       (0.060)     (0.462)          --       9.800        4.31%(3)
   Class C - 8/31/99                         10.640       0.445       (0.756)     (0.445)      (0.024)      9.860       (3.08%)(3)
Delaware Tax-Free Oregon Insured Fund
   Class A - 8/31/03                        $10.530       0.461       (0.151)     (0.460)          --     $10.380        2.97%(3)
   Class A - 8/31/02(4)                      10.450       0.467        0.079      (0.466)          --      10.530        5.41%(3)
   Class A - 8/31/01                          9.910       0.465        0.540      (0.465)          --      10.450       10.39%(3)
   Class A - 8/31/00                          9.810       0.467        0.100      (0.467)          --       9.910        6.04%(3)
   Class A - 8/31/99                         10.430       0.458       (0.620)     (0.458)          --       9.810       (1.67%)(3)

   Class B - 8/31/03                        $10.540       0.382       (0.151)     (0.381)          --     $10.390        2.20%(3)
   Class B - 8/31/02(4)                      10.450       0.390        0.089      (0.389)          --      10.540        4.73%(3)
   Class B - 8/31/01                          9.910       0.389        0.540      (0.389)          --      10.450        9.57%(3)
   Class B - 8/31/00                          9.810       0.394        0.100      (0.394)          --       9.910        5.24%(3)
   Class B - 8/31/99                         10.430       0.381       (0.620)     (0.381)          --       9.810       (2.41%)(3)

   Class C - 8/31/03                        $10.550       0.381       (0.151)     (0.380)          --     $10.400        2.19%(3)
   Class C - 8/31/02(4)                      10.470       0.389        0.079      (0.388)          --      10.550        4.62%(3)
   Class C - 8/31/01                          9.920       0.388        0.550      (0.388)          --      10.470        9.66%(3)
   Class C - 8/31/00                          9.820       0.394        0.100      (0.394)          --       9.920        5.24%(3)
   Class C - 8/31/99                         10.440       0.380       (0.620)     (0.380)          --       9.820       (2.41%)(3)

                                                                      Ratio and Supplemental Data
                                                       ------------------------------------------------------------
                                                                                              Ratio of
                                                                     Ratio                 Net Investment
                                                                  of Expenses                 Income to
                                                                   to Average                  Average
                                                                   Net Assets    Ratio of    Net Assets
                                            Net        Ratio of     Prior to        Net        Prior to
                                          Assets,      Expenses      Expense     Investment    Expense
                                           End of         to        Limitation   Income to    Limitation
                                           Period       Average    and Expenses   Average    and Expenses
                                           (000           Net          Paid         Net          Paid      Portfolio
                                          Omitted)       Assets     Indirectly     Assets     Indirectly    Turnover
                                          --------     --------    ------------  ---------- -------------- ---------
Delaware Tax-Free Missouri Insured Fund
   Class A - 8/31/03                        $44,026      0.98%          0.98%       4.31%        4.31%         31%
   Class A - 8/31/02(4)                      42,610      0.97%          0.97%       4.61%        4.61%         23%
   Class A - 8/31/01                         40,349      0.95%          0.95%       4.74%        4.74%         14%
   Class A - 8/31/00                         38,314      1.03%          1.03%       4.88%        4.88%         1%
   Class A - 8/31/99                         42,337      0.97%          1.02%       4.62%        4.57%         7%

   Class B - 8/31/03                         $7,406      1.73%          1.73%       3.56%        3.56%         31%
   Class B - 8/31/02(4)                       9,264      1.72%          1.72%       3.86%        3.86%         23%
   Class B - 8/31/01                          9,693      1.70%          1.70%       3.99%        3.99%         14%
   Class B - 8/31/00                         10,053      1.78%          1.78%       4.13%        4.13%         1%
   Class B - 8/31/99                         10,572      1.72%          1.77%       3.87%        3.82%         7%

   Class C - 8/31/03                         $1,257      1.73%          1.73%       3.56%        3.56%         31%
   Class C - 8/31/02(4)                       1,241      1.72%          1.72%       3.86%        3.86%         23%
   Class C - 8/31/01                            626      1.70%          1.70%       3.99%        3.99%         14%
   Class C - 8/31/00                            343      1.78%          1.78%       4.13%        4.13%         1%
   Class C - 8/31/99                            231      1.72%          1.77%       3.87%        3.82%         7%
Delaware Tax-Free New York Fund
   Class A - 8/31/03                        $11,436      0.50%          1.05%       4.65%        4.10%         64%
   Class A - 8/31/02(4)                       9,490      0.50%(6)       1.15%       4.98%        4.33%         43%
   Class A - 8/31/01                         10,169      0.50%          1.02%       5.23%        4.71%         27%
   Class A - 8/31/00                         10,082      0.50%          1.25%       5.58%        4.83%         34%
   Class A - 8/31/99                         10,580      0.66%          1.19%       4.99%        4.46%         21%

   Class B - 8/31/03                         $3,238      1.25%          1.80%       3.90%        3.35%         64%
   Class B - 8/31/02(4)                       3,352      1.25%(6)       1.90%       4.23%        3.58%         43%
   Class B - 8/31/01                          2,507      1.25%          1.77%       4.48%        3.96%         27%
   Class B - 8/31/00                          1,297      1.25%          2.00%       4.83%        4.08%         34%
   Class B - 8/31/99                          1,435      1.41%          1.94%       4.24%        3.71%         21%

   Class C - 8/31/03                         $2,828      1.25%          1.80%       3.90%        3.35%         64%
   Class C - 8/31/02(4)                       1,115      1.25%(6)       1.90%       4.23%        3.58%         43%
   Class C - 8/31/01                          1,206      1.25%          1.77%       4.48%        3.96%         27%
   Class C - 8/31/00                             66      1.25%          2.00%       4.83%        4.08%         34%
   Class C - 8/31/99                            112      1.41%          1.94%       4.24%        3.71%         21%
Delaware Tax-Free Oregon Insured Fund
   Class A - 8/31/03                        $29,410      0.84%          0.96%       4.35%        4.23%         16%
   Class A - 8/31/02(4)                      25,082      0.85%          1.00%       4.52%        4.37%         20%
   Class A - 8/31/01                         22,973      0.85%          0.99%       4.59%        4.45%         28%
   Class A - 8/31/00                         22,712      0.85%          1.01%       4.85%        4.69%         0%
   Class A - 8/31/99                         27,518      0.80%          1.02%       4.44%        4.22%         10%

   Class B - 8/31/03                         $8,750      1.59%          1.71%       3.60%        3.48%         16%
   Class B - 8/31/02(4)                       8,489      1.60%          1.75%       3.77%        3.62%         20%
   Class B - 8/31/01                          7,928      1.60%          1.74%       3.84%        3.70%         28%
   Class B - 8/31/00                          7,484      1.60%          1.76%       4.10%        3.94%         0%
   Class B - 8/31/99                          7,999      1.55%          1.77%       3.69%        3.47%         10%

   Class C - 8/31/03                         $5,395      1.59%          1.71%       3.60%        3.48%         16%
   Class C - 8/31/02(4)                       3,253      1.60%          1.75%       3.77%        3.62%         20%
   Class C - 8/31/01                          1,820      1.60%          1.74%       3.84%        3.70%         28%
   Class C - 8/31/00                          1,609      1.60%          1.76%       4.10%        3.94%         0%
   Class C - 8/31/99                          1,603      1.55%          1.77%       3.69%        3.47%         10%

60

Notes to Financial Highlights

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The activity for the period September 29, 1997 through December 18, 1997 is not being disclosed in the financial highlights due to its insignificance. Ratios have been annualized and total return has not been annualized.

(3) Returns reflect expense limitations.

(4) As required, effective September 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was as follows:

                                                                    Increase (Decrease)
                                                       -----------------------------------------------
                                                              Net      Net Realized       Ratio of Net
                                                       Investment    and Unrealized         Investment
                                                           Income       Gain (Loss)  Income to Average
                                                        per Share         per Share         Net Assets
Delaware Tax-Free Arizona Fund                                 --                --                 --

Delaware Tax-Free Arizona Insured Fund                         --                --                 --

Delaware Tax-Free California Fund                              --                --                 --

Delaware Tax-Free California Insured Fund                      --                --                 --

Delaware Tax-Free Colorado Fund                                --                --                 --

Delaware Tax-Free Florida Fund                                 --                --                 --

Delaware Tax-Free Florida Insured Fund                         --                --                 --

Delaware Tax-Free Idaho Fund                               $0.001           ($0.001)             0.01%

Delaware Tax-Free Minnesota Fund                           $0.003           ($0.003)             0.03%

Delaware Tax-Free Minnesota Insured Fund                   $0.002           ($0.002)             0.02%

Delaware Tax-Free Minnesota Intermediate Fund                  --                --                 --

Delaware Minnesota High-Yield Municipal Bond Fund          $0.001           ($0.001)             0.01%

Delaware Tax-Free Missouri Insured Fund                    $0.002           ($0.002)             0.02%

Delaware Tax-Free New York Fund                                --                --                 --

Delaware Tax-Free Oregon Insured Fund                      $0.001           ($0.001)             0.01%

Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(5) Ratio for the year ended August 31, 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.76%, 1.51% and 1.51% for Class A, Class B and Class C, respectively.

(6) Ratio for the years ended August 31, 2003 and 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.51%, 1.26% and 1.26% for Class A, Class B and Class C, respectively.

Fund Symbols

                                                                   NASDAQ Symbols                       CUSIP Numbers
                                                                   --------------                       -------------
                                                           Class A     Class B      Class C   Class A      Class B     Class C
                                                           -------     -------      -------   -------      -------     -------
Delaware Tax-Free Arizona Fund                              DVAAX       DVATX        DVAZX   928928852    928928845   928928837
Delaware Tax-Free Arizona Insured Fund                      VAZIX       DVABX        DVACX   928916204    928928639   928916501
Delaware Tax-Free California Fund                           DVTAX       DVTFX        DVFTX   928928829    928928811   928928795
Delaware Tax-Free California Insured Fund                   VCINX       DVNBX        DVNCX   928921204    928921881   928928621
Delaware Tax-Free Colorado Fund                             VCTFX       DVBTX        DVCTX   928920107    928928787   92907R101
Delaware Tax-Free Florida Fund                              DVFAX       DVFBX        DVFCX   928928779    928928761   928928753
Delaware Tax-Free Florida Insured Fund                      VFLIX       DVDBX           --   928921105    928921873   928928571
Delaware Tax-Free Idaho Fund                                VIDAX       DVTIX        DVICX   928928704    928928746   928928803
Delaware Tax-Free Minnesota Fund                            DEFFX       DMOBX        DMOCX   928918101    928928696   928918408
Delaware Tax-Free Minnesota Insured Fund                    MNINX       DVMBX        DVMCX   928916105    928928563   928916600
Delaware Tax-Free Minnesota Intermediate Fund               DXCCX       DVSBX        DVSCX   928930106    928928399   928930205
Delaware Minnesota High-Yield Municipal Bond Fund           DVMHX       DVMYX        DVMMX   928928316    928928290   928928282
Delaware Tax-Free Missouri Insured Fund                     VMOIX       DVTBX        DVTCX   928921402    928921865   928928555
Delaware Tax-Free New York Fund                             FTNYX       DVTNX        DVFNX   928928274    928928266   928928258
Delaware Tax-Free Oregon Insured Fund                       VORIX       DVYBX        DVYCX   928921808    928921840   928928548

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.
--------------------------------------------------------------------------------

Alternative minimum tax
A federal tax designed to ensure that individuals and corporations with large incomes owe at least some income tax.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is amortized equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation.
See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Five-Year Municipal Bond Index
Lehman Brothers Five-Year Municipal Bond Index is an index based on municipal bonds having an approximate maturity of 5 years.

Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; has been issued within the last five years, and has a maturity of at least two years. Bonds subject to the alternative minimum tax re excluded. Bonds with floating or zero coupons are also excluded.

Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
Net assets, for the purposes of a fund's 80% investment policy, equal the total value of all assets in the fund's portfolio, minus any liabilities, plus the amount of borrowings for investment purposes, if any.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to
Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

FIXED INCOME FUNDS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Markets Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.
--------------------------------------------------------------------------------
WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern
Time:
o For fund information, literature, price, yield and performance figures.
o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file numbers: 811-3910, 811-4364, 811-4977, 811-6411,
811-7742 and 811-4989



PR-319 [--] IVES 10/03                                                     J9451



Delaware Investments includes funds with a wide range of                ------------------------------------------------------------
investment objectives. Stock funds, income funds, national
and state-specific tax exempt funds, money market funds,                VOYAGEUR INSURED FUNDS
global and international funds and closed-end funds give                VOYAGEUR INTERMEDIATE TAX FREE FUNDS
investors the ability to create a portfolio that fits their             VOYAGEUR INVESTMENT TRUST
personal financial goals. For more information, shareholders            VOYAGEUR MUTUAL FUNDS
of the Classes should contact their financial advisor or                VOYAGEUR MUTUAL FUNDS II
call Delaware Investments at 800 523-1918.                              VOYAGEUR TAX FREE FUNDS

                                                                        ------------------------------------------------------------
INVESTMENT MANAGER
Delaware Management Company                                             A CLASS
2005 Market Street                                                      B CLASS
Philadelphia, PA 19103-7094                                             C CLASS

NATIONAL DISTRIBUTOR                                                    ------------------------------------------------------------
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street                                                      PART B
Philadelphia, PA 19103-7094
                                                                        STATEMENT OF
INDEPENDENT AUDITORS                                                    ADDITIONAL INFORMATION
Ernst & Young LLP                                                       ------------------------------------------------------------
2001 Market Street
Philadelphia, PA  19103-7055

CUSTODIAN
Mellon Bank, N.A.                                                       OCTOBER 31, 2003
One Mellon Center
Pittsburgh, PA  15258

                                                                                              Delaware
                                                                                              Investments(SM)
                                                                                              --------------------------------------
                                                                                              A member of Lincoln Financial Group(R)


                       STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 31, 2003

                             Voyageur Insured Funds
                      Voyageur Intermediate Tax Free Funds
                            Voyageur Investment Trust
                              Voyageur Mutual Funds
                            Voyageur Mutual Funds II
                             Voyageur Tax Free Funds

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

         This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end investment management company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated October 31, 2003, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 2005 Market Street, Philadelphia, PA 19103-7094. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

Delaware Tax-Free Arizona Fund                            Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Arizona Insured Fund                    Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free California Fund                         Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free California Insured Fund                 Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Colorado Fund                           Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Florida Fund                            Delaware Tax-Free New York Fund
Delaware Tax-Free Florida Insured Fund                    Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Idaho Fund

         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

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                                                     TABLE OF CONTENTS
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                                                        Page                                                                Page
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
Cover Page                                                        Taxes
------------------------------------------------------------------------------------------------------------------------------------
Investment Restrictions and Policies                     2        Investment Management Agreements                          63
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                               17        Officers and Trustees                                     68
------------------------------------------------------------------------------------------------------------------------------------
Performance Information                                 19        General Information                                       81
------------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                         34        Financial Statements                                      86
------------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares                                       36        Appendix A - Special Factors Affecting the Funds          87
------------------------------------------------------------------------------------------------------------------------------------
Investment Plans                                        46        Appendix B - Investment Objectives of the Funds in
----------------------------------------------------------------- the Delaware Investments Family of Funds                 112
Determining Offering Price and Net Asset Value          49
------------------------------------------------------------------------------------------------------------------------------------
Redemption and Exchange                                 50        Appendix C - Description of Ratings                      115
------------------------------------------------------------------------------------------------------------------------------------
Distributions                                           57
------------------------------------------------------------------


INVESTMENT RESTRICTIONS AND POLICIES

Fundamental Investment Restrictions
         The Funds have adopted certain investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

         (1) Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         (2) Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         (3) Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         (4) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (5) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (6) Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         (1) The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         (2) The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following investment restrictions are non-fundamental to Tax-Free Arizona Insured Fund, Tax-Free Colorado Fund, Tax-Free Minnesota Insured Fund, Tax-Free Minnesota Intermediate Fund, Tax-Free Minnesota Fund, Tax-Free California Insured Fund, Tax-Free Florida Insured Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund.

These Funds will not:

         (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% (10% for Tax-Free Colorado Fund) of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (4) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (7) Purchase or sell commodities or commodity contracts (including futures contracts).

         (8) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.


         (9) Invest in securities of any issuer if, to the knowledge of such Fund, officers and directors or trustees of such Fund or officers and directors or trustees of such Fund's investment advisor who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5% of such securities.

         (10) Invest 25% or more of its assets in the securities of issuers in any single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Funds' investment advisor (the "Manager") interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

         (11) Invest more than 15% of its net assets in illiquid investments.

         The following restrictions are non-fundamental to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund ("Minnesota High-Yield Fund"), Tax-Free New York Fund and Tax-Free Florida Fund.

These Funds will not:

         (1) Borrow money (provided that such Fund may enter into reverse repurchase agreements and, with respect to Minnesota High-Yield Fund only, repurchase agreements may not exceed 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, provided that such Funds may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of such Fund's total assets.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, such Fund may be deemed to be an underwriter under federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (5) Except with respect to Minnesota High-Yield Fund, invest 25% or more of its assets in the securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care, utility, transportation, education and/or industrial obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the
U. S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.) Minnesota High-Yield Fund may not invest 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.

         (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

         The following non-fundamental investment restrictions apply to each Fund.

None of the Funds will:

         (1) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

         (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (3) With respect to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund, make short sales of securities or maintain a short position for the account of such Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) With respect to Minnesota High-Yield Fund, write puts if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover such puts.

         Except for Minnesota High-Yield Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

         The Funds' investment objectives and policies are described in the Prospectus. Certain additional investment information is provided below.

Tax Exempt Obligations
         The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

         Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

         From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

         To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

         Each Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City) income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax exempt character and become taxable, for federal and state purposes, in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which that Fund purchases the receipts might have to be accrued as taxable income during the period that such Fund holds the receipts.

         The principal and interest payments on the Tax Exempt Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Tax Exempt Obligations or an index of short-term Tax Exempt Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Tax Exempt Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Tax Exempt Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

         For each Fund, other than Minnesota High-Yield Fund, investments in Derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities, will not exceed 20% of each Fund's total assets.

Forward Commitments
         New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

Floating and Variable Rate Demand Notes
         Variable rate master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining dollar-weighted average effective portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines established by the Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of such Fund's total assets only if such notes are subject to a demand feature that will permit that Fund to demand payment of the Principal within seven days after demand by such Fund. If not rated, such instruments must be found by the Fund's Manager under guidelines established by such Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Escrow Secured Bonds or Defeased Bonds
         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) some of its outstanding bonds and it becomes necessary or desirable to set aside funds for redemption or payment of the bonds at a future date or dates. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P, Moody's and Fitch. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

State or Municipal Lease Obligations
         Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

         The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

         If the lease is terminated by the public body for nonappropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Concentration
         In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Concentration Policy
         Except with respect to Minnesota High-Yield Fund, although each Fund may invest more than 25% of its total assets in limited obligation bonds, no Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund and Tax-Free New York Fund also may, under such circumstances, invest in transportation, education and/or industrial obligations. Minnesota High-Yield Fund has a non-fundamental policy that restricts it from investing more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry. Minnesota High-Yield Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that such Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

         Appropriate available investments may be in limited supply, from time to time in the opinion of the Manager, due to, among other things, each Fund's investment policy of investing primarily in obligations of its state (and the state's municipalities, other political subdivisions and public authorities) and of investing primarily in investment grade (high grade, with respect to the Tax-Free Insured Funds) securities. Additionally, the insurance policies of the Tax-Free Insured Funds may affect the appropriate available investment supply from time to time in the opinion of the Manager. Certain of the risks set forth below may be reduced or eliminated to the extent a Fund invests in insured Tax Exempt Obligations.

         Housing Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Health Care Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

         Utility Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

         Transportation Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

         Education Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

         Industrial Revenue Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

         Other Risks. The exclusion from gross income for purposes of federal income taxes and the personal income taxes of certain states for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Funds to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Zero Coupon Bonds and Pay-in-Kind Bonds
         The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Taxable Obligations
         The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation.

Government Obligations
         The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements
         The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

         The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
         Certain Funds (Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

Other Taxable Investments
         The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Options and Futures Transactions
         Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.

         Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

         "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

         Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

         Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

         The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for Tax-Free Funds, Tax-Free Insured Funds and Tax-Free Minnesota Intermediate Fund.

         Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

         The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

         Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

         Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

         Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately1 1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options.
         Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

         As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.

Illiquid Investments
         Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by the Funds' Board of Trustees. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things, (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

         At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

         As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

INSURANCE
         The Manager anticipates that substantially all of the insured Tax Exempt Obligations in each Tax-Free Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, the Tax-Free Insured Funds must obtain Portfolio Insurance on all Tax Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums. However, each Tax-Free Insured Fund is permitted to invest up to 20% of its net assets in non-insured municipal securities.

         Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless a Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

         The Tax-Free Insured Funds are authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from Standard & Poor's ("S&P") or Fitch or "Aaa" (or a short-term rating of "MIG-1") from Moody's Investors Service ("Moody's"), or including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA") and XL Capital Assurance, Inc ("XLCA").

         A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength (IFS) rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

         An insurance claims-paying ability rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

         The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

         Each of AMBAC, MBIA, FGIC, FSA, and XLCA has insurance claims-paying ability ratings of Aaa from Moody's, AAA from S&P, and AAA from Fitch.

         AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Tax-Free Insured Tax-Free Funds, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will be excludable from federal gross income under Section 103(a) of the Code.

         As of December 31, 2002, AMBAC's total equity capital (GAAP) was $3,625,200,000, which represents an increase of 21.5% over December 31, 2001 equity capital position of $2,983,700,000. AMBAC reported total claims paying resources of $8,140,000,000 at the end of 2002. For the six months ended June 30, 2003, AMBAC's total equity capital (GAAP) amounted to $4,041,500,000 (unaudited). This represents an increase of 20.4% over the $3,361,200,000 (unaudited) equity capital position reported for the period ending June 30, 2002. As of June 30, 2003, AMBAC had historical net par outstanding of $410,481,000,000, with exposure of 52.8% in public finance, 28.0% in structured finance, and 19.2% in international finance.

         As of December 31, 2002, MBIA has total equity capital of $5,493,351,000 up 14.9% from the $4,782,000,000 equity capital position recorded at the end of 2001. At the end of 2002, MBIA had total claims paying resources of $11,014,691,000. For the six months ended June 30, 2003, MBIA's total equity capital (GAAP) amounted to $6,072,662,000 (unaudited). This represents an increase of 19.6% over the $5,079,442,000 (unaudited) equity capital position reported for the period ending June 30, 2002. As of the end of June 30, 2003, MBIA had net par outstanding of $514,216,000,000, with 64.9% exposure in public finance, 21.7% in structured finance, and 13.4% in international.

         As of December 31, 2002, FGIC's total equity capital (GAAP) amounted to $2,188,900,000. This represents an increase of 9.1% from the $2,006,900,000 equity capital position recorded at the end of 2001. At the end of 2001, FGIC had total claims paying resources of $3,005,200,000. For the six months ended June 30, 2003, FGIC's total equity capital (GAAP) amounted to $2,328,000,000 (unaudited). This represents an increase of 8.4% over the $2,147,600,000 (unaudited) equity capital position recorded for the period ending June 30, 2002. As of the end of June 30, 2003, FGIC had net par outstanding of $202,172,400,000, with 90.3% exposure in public finance, 9.07% in structured finance, and 0.1% in international. In August 2003, FGIC was sold by General Electric Capital Corp. to a group of investors led by the PMI Group (42.2%). Additional investors include the Cypress Group (23.1%), the Blackstone Group (23.1%), CIVC/Bank of America (7.0%), while GE Capital will retain a 4.5% ownership position in FGIC.

         As of December 31, 2002, FSA's total equity capital (GAAP) was $1,868,400,000, which represents an increase of 14.7% over the $1,635,958,000 equity capital position recorded at the end of 2001. At the end of 2002, FSA had total claims paying resources of $3,800,000,000. For the six months ended June 30, 2003 total equity capital (GAAP) was $2,038,200,000. This represents an increase of 17.1% over the $1,741,139,000 equity capital position recorded for the period ending June 30, 2002. As of the end of June 30, 2003, FSA had net par outstanding of $277,992,000, with 55.7% exposure in public finance, 32.0% in structured finance, and 12.3% in international.

         XL Capital Assurance, Inc. (XLCA) is the newest AAA- rated municipal bond insurer. XLCA which began underwriting financial guaranty policies in 1999, is a wholly owned subsidiary of XL Reinsurance America, Inc., (XLFA), which is ultimately owned by XL Capital Ltd., a Bermuda based insurance holding company. XLCA's AAA rating is derived in part from a strong capital base and explicit claims paying support from its highly rated parent company XLFA. As of December 31, 2002, XLCA's total equity capital was $142,500,000 while XLFA had total equity capital of $310,000,000. XLCA's ultimate parent, XL Capital Ltd., had total equity capital of $6,569,600,000 at the end of 2002. At the end of 2002, XLCA and XLFA had combined claims paying resources of $992,900,000. As of the end of March 31, 2003, XLCA had net par outstanding of $2,336,800,00, with 30.1% exposure in public finance, 56.2% in structured finance and 13.7% in international.

         None of AMBAC, MBIA, FGIC, FSA, or XLCA or any associate thereof, has any material business relationship, direct or indirect, with the Funds.


PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-years and ten-years, or life of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                          n
                                  P(1 + T) = ERV

         Where:    P  =   a hypothetical initial purchase order of $1,000 from
                          which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =   average annual total return;

                   n  =   number of years;

                 ERV  =   redeemable value of the hypothetical
                          $1,000 purchase at the end of the period after the deduction of the applicable
                          CDSC, if any, with respect to Class B
                          Shares and Class C Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Citigroup Global Markets (formerly Salomon Smith Barney). These indices are not managed for any investment goal.

         Average annual and cumulative total return performance is shown in this section. For purposes of life of fund returns, the Classes of each Fund commenced operations on the following dates:

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                       Tax-Free Florida Fund                    Tax-Free Minnesota Intermediate Fund
Class A  March 2, 1995                      Class A  March 2, 1995                   Class A  October 27, 1985
Class B  June 29, 1995                      Class B  September 15, 1995              Class B  August 15, 1995
Class C  May 13, 1995                       Class C  April 22, 1995                  Class C  May 4, 1994
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund               Tax-Free Florida Insured Fund            Minnesota High-Yield Municipal Bond Fund
Class A  April 1, 1991                      Class A  January 1, 1992                 Class A  June 4, 1996
Class B  March 10, 1995                     Class B  March 11, 1994                  Class B  June 12, 1996
Class C  May 26, 1994                       Class C    September 29, 1997            Class C  June 12, 1996
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                    Tax-Free Idaho Fund                      Tax-Free Missouri Insured Fund
Class A March 2, 1995                       Class A January 4, 1995                  Class A November 2, 1992
Class B August 23, 1995                     Class B March 16, 1995                   Class B March 12, 1994
Class C April 9, 1996                       Class C January 11, 1995                 Class C November 11, 1995
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund            Tax-Free Minnesota Fund                  Tax-Free New York Fund
Class A  October 15, 1992                   Class A  February 29, 1984               Class A  November 6, 1987
Class B  March 2, 1994                      Class B  March 11, 1995                  Class B  November 14, 1994
Class C  April 12, 1995                     Class C  May 4, 1994                     Class C  April 26, 1995
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                      Tax-Free Minnesota Insured Fund          Tax-Free Oregon Insured Fund
Class A  April 23, 1987                     Class A  May 1, 1987                     Class A  August 1, 1993
Class B  March 22, 1995                     Class B  March 7, 1995                   Class B  March 12, 1994
Class C  May 6, 1994                        Class C  May 4, 1994                     Class C  July 7, 1995
-----------------------------------------------------------------------------------------------------------------------------

         The performance, as shown below, is the average annual total return quotations of each Class of each Fund through August 31, 2003, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.50% with respect to Tax-Free Funds and Tax-Free Insured Funds and 2.75% with respect to Tax-Free Minnesota Intermediate Fund paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 2003. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 2003 and therefore does not reflect the deduction of a CDSC.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the period presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual total return for each Class is shown for the 1 year, 5 years or 10 years period ending August 31, 2003. If a Class has not been in existence for a full 1 year, 5 years or 10 years period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 years period.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                         Average Annual Total Returns

------------------------------------------------------------------------------------------------------------

                                                               Class A
                                                              Shares (at                           Class B
                                                   Class A    offer after                          Shares
                                                    Shares     taxes on                Class B   (including
                                       Class A    (at offer   distribu-    Class A      Shares      CDSC
                                       Shares       after     tions and     Shares    (including    after
                                      (at offer   taxes on     sale of     (at NAV      CDSC      taxes on
                                       before     distribu-     funds       before     before     distribu-
                                      taxes)(2)   tions (2)   shares)(2)    taxes)    taxes)(3)    tions(3)
------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -5.35%      -5.35%       -1.54%     -0.88%      -5.40%      -5.40%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     2.20%       2.14%        2.72%      3.15%       2.16%       2.10%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
Life of Fund ended 8/31/03                5.21%       5.09%        5.21%      5.78%       4.66%       4.54%
------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -2.40%      -2.59%        0.35%      2.17%      -2.46%      -2.67%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.39%       3.32%        3.60%      4.34%       3.32%       3.25%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.53%       4.46%        4.55%      5.01%       5.06%       5.01%
------------------------------------------------------------------------------------------------------------
Tax-Free California Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -2.12%      -2.12%        0.53%      2.51%      -2.18%      -2.18%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.40%       3.38%        3.68%      4.36%       3.32%       3.30%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
Life of Fund ended 8/31/03                5.91%       5.85%        5.80%      6.49%       5.91%       5.80%
------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -2.79%      -2.79%       -0.12%      1.84%      -2.83%      -2.83%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.12%       3.05%        3.36%      4.06%       3.03%       2.97%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.36%       4.31%        4.41%      4.84%       4.43%       4.39%
------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -2.08%      -2.08%        0.52%      2.52%      -2.25%      -2.25%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     2.86%       2.86%        3.22%      3.81%       2.77%       2.77%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.61%       4.53%        4.64%      5.09%       5.02%       5.02%
------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -1.00%      -1.00%        1.12%      3.67%      -0.99%      -0.99%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.41%       3.41%        3.64%      4.37%       3.35%       3.35%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
Life of Fund ended 8/31/03                5.80%       5.78%        5.69%      6.37%       5.26%       5.23%
------------------------------------------------------------------------------------------------------------

                                              [RESTUBBED TABLE]
--------------------------------------------------------------------------------------------------------------------
                                        Class B                                              Class C
                                         Shares                                              Shares
                                       (including                               Class C    (including
                                        CDSC after                              Shares     CDSC after
                                        taxes on      Class B      Class C    (including     taxes on     Class C
                                        distribu-      Shares       Shares       CDSC       distribu-      Shares
                                        tions and    (excluding   (including     after      tions and    (excluding
                                         sale of        CDSC        CDSC       taxes on      sale of        CDSC
                                          funds        before      before      distribu-      funds        before
                                        shares)(3)     taxes)     taxes)(4)     tions(4)    shares)(4)     taxes)
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         1.79%       -1.62%       -2.48%      -2.48%         0.01%       -1.53%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        2.57%        2.41%        2.38%       2.32%         2.74%        2.38%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
Life of Fund ended 8/31/03                   4.64%        4.66%        4.76%       4.64%         4.71%        4.76%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         0.09%        1.41%        0.43%       0.23%         1.87%        1.40%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.42%        3.57%        3.57%       3.50%         3.62%        3.57%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.90%        5.06%        5.04%       4.99%         4.88%        5.04%
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         0.28%        1.73%        0.76%       0.76%         2.08%        1.74%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.50%        3.57%        3.58%       3.56%         3.70%        3.58%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
Life of Fund ended 8/31/03                   5.66%        5.91%        5.62%       5.58%         5.44%        5.62%
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                        -0.37%        1.07%        0.19%       0.19%         1.48%        1.17%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.17%        3.29%        3.32%       3.25%         3.40%        3.32%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.38%        4.43%        4.74%       4.70%         4.62%        4.74%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         0.19%        1.66%        0.77%       0.77%         2.04%        1.74%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.04%        3.03%        3.04%       3.04%         3.25%        3.04%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.93%        5.02%        5.06%       5.06%         4.97%        5.06%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         0.91%        2.98%        1.90%       1.90%         2.68%        2.89%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.48%        3.61%        3.60%       3.60%         3.68%        3.60%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
Life of Fund ended 8/31/03                   5.12%        5.26%        5.36%       5.34%         5.20%        5.36%
--------------------------------------------------------------------------------------------------------------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

                                         Average Annual Total Returns

------------------------------------------------------------------------------------------------------------

                                                               Class A
                                                              Shares (at                           Class B
                                                   Class A    offer after                          Shares
                                                    Shares     taxes on                Class B   (including
                                       Class A    (at offer   distribu-    Class A      Shares      CDSC
                                       Shares       after     tions and     Shares    (including    after
                                      (at offer   taxes on     sale of     (at NAV      CDSC      taxes on
                                       before     distribu-     funds       before     before     distribu-
                                      taxes)(2)   tions (2)   shares)(2)    taxes)    taxes)(3)    tions(3)
------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1),(5)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                     -1.91%      -1.91%        0.56%      2.68%      -1.92%      -1.92%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.45%       3.45%        3.68%      4.42%       3.39%       3.39%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.68%       4.67%        4.71%      5.16%       4.88%       4.87%
------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -1.79%      -1.79%        0.55%      2.81%      -1.89%      -1.89%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.12%       3.12%        3.40%      4.07%       3.04%       3.04%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
Life of Fund ended 8/31/03                5.91%       5.88%        5.77%      6.48%       5.13%       5.09%
------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -0.84%      -0.85%        1.36%      3.80%      -0.93%      -0.94%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.34%       3.32%        3.62%      4.29%       3.26%       3.24%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.64%       4.59%        4.68%      5.12%       5.08%       5.06%
------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -1.91%      -1.91%        0.55%      2.75%      -2.03%      -2.03%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.32%       3.32%        3.57%      4.28%       3.25%       3.25%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.46%       4.45%        4.52%      4.94%       4.89%       4.89%
------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate
Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                      0.77%       0.77%        2.15%      3.59%       0.72%       0.72%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.39%       3.39%        3.65%      3.98%       3.09%       3.09%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.15%       4.13%        4.24%      4.43%       3.74%       3.77%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------


                                              [RESTUBBED TABLE]
--------------------------------------------------------------------------------------------------------------------
                                        Class B                                              Class C
                                         Shares                                              Shares
                                       (including                               Class C    (including
                                        CDSC after                              Shares     CDSC after
                                        taxes on      Class B      Class C    (including     taxes on     Class C
                                        distribu-      Shares       Shares       CDSC       distribu-      Shares
                                        tions and    (excluding   (including     after      tions and    (excluding
                                         sale of        CDSC        CDSC       taxes on      sale of        CDSC
                                          funds        before      before      distribu-      funds        before
                                        shares)(3)     taxes)     taxes)(4)     tions(4)    shares)(4)     taxes)
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1),(5)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         0.33%        2.00%        1.02%       1.02%         2.14%        2.00%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.51%        3.64%        3.65%       3.65%         3.72%        3.65%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.79%        4.88%        4.21%       4.21%         4.19%        4.21%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         0.27%        2.05%        1.07%       1.07%         2.08%        2.05%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.22%        3.30%        3.30%       3.30%         3.42%        3.30%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
Life of Fund ended 8/31/03                   4.98%        5.13%        5.60%       5.57%         5.39%        5.60%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         1.09%        3.02%        2.03%       2.01%         2.90%        3.01%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.44%        3.51%        3.51%       3.50%         3.65%        3.51%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.98%        5.08%        4.98%       4.96%         4.89%        4.98%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         0.25%        1.89%        0.99%       0.99%         2.10%        1.97%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.40%        3.50%        3.52%       3.52%         3.61%        3.52%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.79%        4.89%        4.77%       4.77%         4.69%        4.77%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate
Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         1.82%        2.70%        1.72%       1.72%         2.44%        2.71%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.26%        3.09%        3.09%       3.09%         3.26%        3.09%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      3.83%        3.74%        3.92%       3.92%         3.94%        3.92%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers have been calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For the Tax-Free Minnesota Intermediate Fund, the CDSC schedule for Class B Shares is: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using these schedules.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.
(5) Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

                                         Average Annual Total Returns

------------------------------------------------------------------------------------------------------------

                                                               Class A
                                                              Shares (at                           Class B
                                                   Class A    offer after                          Shares
                                                    Shares     taxes on                Class B   (including
                                       Class A    (at offer   distribu-    Class A      Shares      CDSC
                                       Shares       after     tions and     Shares    (including    after
                                      (at offer   taxes on     sale of     (at NAV      CDSC      taxes on
                                       before     distribu-     funds       before     before     distribu-
                                      taxes)(2)   tions (2)   shares)(2)    taxes)    taxes)(3)    tions(3)
------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal
Bond Fund(1)
------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                      0.58%       0.58%        2.48%      5.33%       0.57%       0.57%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.18%       3.18%        3.61%      4.13%       3.13%       3.13%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
Life of Fund ended 8/31/03                5.21%       5.21%        5.33%      5.88%       5.43%       5.43%
------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -1.87%      -1.87%        0.47%      2.75%      -1.95%      -1.95%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.33%       3.33%        3.55%      4.28%       3.25%       3.25%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.55%       4.55%        4.59%      5.04%       4.60%       4.60%
------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -1.13%      -1.13%        1.07%      3.56%      -1.26%      -1.26%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.40%       3.39%        3.68%      4.35%       3.33%       3.32%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.01%       3.97%        4.21%      4.50%       4.68%       4.63%
------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund(1)
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
1 year ended 8/31/03                     -1.70%      -1.70%        0.60%      2.97%      -1.74%      -1.74%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
5 years ended 8/31/03                     3.60%       3.60%        3.75%      4.55%       3.53%       3.53%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------
10 years or Life of Fund ended
8/31/03                                   4.65%       4.65%        4.66%      5.14%       4.75%       4.75%
------------------------------------ ----------- ----------- ------------ ---------- ----------- -----------


                               [RESTUBBED TABLE]
--------------------------------------------------------------------------------------------------------------------
                                        Class B                                              Class C
                                         Shares                                              Shares
                                       (including                               Class C    (including
                                        CDSC after                              Shares     CDSC after
                                        taxes on      Class B      Class C    (including     taxes on     Class C
                                        distribu-      Shares       Shares       CDSC       distribu-      Shares
                                        tions and    (excluding   (including     after      tions and    (excluding
                                         sale of        CDSC        CDSC       taxes on      sale of        CDSC
                                          funds        before      before      distribu-      funds        before
                                        shares)(3)     taxes)     taxes)(4)     tions(4)    shares)(4)     taxes)
--------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal
Bond Fund(1)
--------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/03                         2.27%        4.55%        3.54%       3.54%         4.09%        4.54%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.47%        3.37%        3.37%       3.37%         3.66%        3.37%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
Life of Fund ended 8/31/03                   5.41%        5.43%        5.12%       5.12%         5.14%        5.12%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         0.20%        1.99%        1.09%       1.09%         2.06%        2.08%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.37%        3.50%        3.52%       3.52%         3.58%        3.52%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.53%        4.60%        4.36%       4.36%         4.29%        4.36%
--------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         0.77%        2.69%        1.80%       1.80%         2.65%        2.79%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.51%        3.58%        3.60%       3.59%         3.73%        3.60%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.66%        4.68%        4.11%       4.06%         4.17%        4.11%
--------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund(1)
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
1 year ended 8/31/03                         0.34%        2.20%        1.20%       1.20%         2.15%        2.19%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
5 years ended 8/31/03                        3.58%        3.79%        3.78%       3.78%         3.78%        3.78%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------
10 years or Life of Fund ended
8/31/03                                      4.64%        4.75%        4.92%       4.92%         4.76%        4.92%
------------------------------------  ------------- ------------ ------------ ----------- ------------- ------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

         Each Fund may also quote its respective Classes' current yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                              a-b        6
                                 YIELD = 2[(-------- + 1) -- 1]
                                              cd
Where:       a    =   dividends and interest earned during the period;
             b    =   expenses accrued for the period (net of reimbursements);
             c    =   the average daily number of shares outstanding during the
                      period that were entitled to receive dividends;
             d    =   the maximum offering price per share on the last day of
                      the period.


         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Funds. Using this formula, the yields for the Funds for the 30-day period ended August 31, 2003 were as follows:



                                               30-Day Yield at 8/31/03*

Tax-Free Arizona Insured Fund - Class A           4.01%      Tax-Free Minnesota Insured Fund - Class A         3.59%
Tax-Free Arizona Insured Fund - Class B           3.45%      Tax-Free Minnesota Insured Fund - Class B         3.02%
Tax-Free Arizona Insured Fund - Class C           3.44%      Tax-Free Minnesota Insured Fund - Class C         3.01%
Tax-Free Arizona Fund - Class A                   4.45%      Tax-Free Minnesota Intermediate Fund - Class A    3.63%
Tax-Free Arizona Fund - Class B                   3.91%      Tax-Free Minnesota Intermediate Fund - Class B    2.88%
Tax-Free Arizona Fund - Class C                   3.89%      Tax-Free Minnesota Intermediate Fund - Class C    2.88%
Tax-Free California Insured Fund - Class A        4.21%      Tax-Free Minnesota Fund - Class A                 4.29%
Tax-Free California Insured Fund - Class B        3.66%      Tax-Free Minnesota Fund - Class B                 3.74%
Tax-Free California Insured Fund - Class C        3.67%      Tax-Free Minnesota Fund - Class C                 3.74%
Tax-Free California Fund - Class A                4.79%      Minnesota High-Yield Fund - Class A               5.13%
Tax-Free California Fund - Class B                4.24%      Minnesota High-Yield Fund - Class B               4.61%
Tax-Free California Fund - Class C                4.26%      Minnesota High-Yield Fund - Class C               4.62%
Tax-Free Colorado Fund - Class A                  4.54%      Tax-Free Missouri Insured Fund - Class A          4.35%
Tax-Free Colorado Fund - Class B                  4.01%      Tax-Free Missouri Insured Fund - Class B          3.81%
Tax-Free Colorado Fund - Class C                  4.00%      Tax-Free Missouri Insured Fund - Class C          3.80%
Tax-Free Florida Insured Fund - Class A           3.87%      Tax-Free New York Fund - Class A                  4.22%
Tax-Free Florida Insured Fund - Class B           3.30%      Tax-Free New York Fund - Class B                  3.68%
Tax-Free Florida Insured Fund - Class C           3.30%      Tax-Free New York Fund - Class C                  3.68%
Tax-Free Florida Fund - Class A                   3.77%      Tax-Free Oregon Insured Fund - Class A            4.05%
Tax-Free Florida Fund - Class B                   3.19%      Tax-Free Oregon Insured Fund - Class B            3.48%
Tax-Free Florida Fund - Class C                   3.19%      Tax-Free Oregon Insured Fund - Class C            3.48%
Tax-Free Idaho Fund - Class A                     3.97%
Tax-Free Idaho Fund - Class B                     3.41%
Tax-Free Idaho Fund - Class C                     3.41%

* Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         The Funds may also publish a tax-equivalent yield for a Class based on federal tax rates and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. Taxable equivalent yield is computed by dividing that portion of a Class' yield which is tax exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield of that Fund that is not tax exempt.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 2003 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

         -----------------------------------------------------------------------------------------------------------------
                                                                                           ARIZONA*
                                                                      ----------------------------------------------------
                                                                           28.54%        31.40%       36.38%       38.28%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Insured Fund - Class A                            5.61%         5.85%        6.30%        6.50%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Insured Fund - Class B                            4.83%         5.03%        5.42%        5.59%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Insured Fund - Class C                            4.81%         5.01%        5.41%        5.57%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Fund - Class A                                    6.23%         6.49%        6.99%        7.21%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Fund - Class B                                    5.47%         5.70%        6.15%        6.34%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free Arizona Fund - Class C                                    5.44%         5.67%        6.11%        6.30%
         ------------------------------------------------------------ ----------------------------------------------------
                                                                                          CALIFORNIA*
                                                                      ----------------------------------------------------
                                                                           31.98%        34.70%       39.23%       41.05%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Insured Fund - Class A                         6.19%         6.45%        6.93%        7.14%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Insured Fund - Class B                         5.38%         5.60%        6.02%        6.21%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Insured Fund - Class C                         5.40%         5.62%        6.04%        6.23%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Fund - Class A                                 7.04%         7.34%        7.88%        8.13%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Fund - Class B                                 6.23%         6.49%        6.98%        7.19%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
         Tax-Free California Fund - Class C                                 6.26%         6.52%        7.01%        7.23%
         ------------------------------------------------------------ ------------ ------------- ------------ ------------
                                                                                           COLORADO*
                                                                      ----------------------------------------------------
                                                                           28.47%        31.33%       36.10%       38.01%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Colorado Fund - Class A                                   6.35%         6.61%        7.10%        7.32%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Colorado Fund - Class B                                   5.61%         5.84%        6.28%        6.47%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Colorado Fund - Class C                                   5.59%         5.82%        6.26%        6.45%
         ------------------------------------------------------------ ----------------------------------------------------
                                                                                           FLORIDA*
                                                                      ----------------------------------------------------
                                                                           25.00%        28.00%       33.00%       35.00%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Insured Fund - Class A                            5.16%         5.38%        5.78%        5.95%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Insured Fund - Class B                            4.40%         4.58%        4.93%        5.08%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Insured Fund - Class C                            4.40%         4.58%        4.93%        5.08%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Fund - Class A                                    5.03%         5.24%        5.63%        5.80%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Fund - Class B                                    4.25%         4.43%        4.76%        4.91%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Florida Fund - Class C                                    4.25%         4.43%        4.76%        4.91%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
                                                                                            IDAHO*
                                                                      ----------------------------------------------------
                                                                           30.85%        33.62%       38.23%       40.07%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Idaho Fund - Class A                                      5.74%         5.98%        6.43%        6.62%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Idaho Fund - Class B                                      4.93%         5.14%        5.52%        5.69%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Idaho Fund - Class C                                      4.93%         5.14%        5.52%        5.69%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------


         ------------------------------------------------------------ ----------------------------------------------------
                                                                                          MINNESOTA*
                                                                      ----------------------------------------------------
                                                                           30.29%       33.65%        38.26%       40.10%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Fund - Class A                                  6.15%        6.47%         6.95%        7.16%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Fund - Class B                                  5.37%        5.64%         6.06%        6.24%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Fund - Class C                                  5.37%        5.64%         6.06%        6.24%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Insured Fund - Class A                          5.15%        5.41%         5.81%        5.99%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Insured Fund - Class B                          4.33%        4.55%         4.89%        5.04%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Insured Fund - Class C                          4.32%        4.54%         4.88%        5.03%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Intermediate Fund - Class A                     5.21%        5.47%         5.88%        6.06%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Intermediate Fund - Class B                     4.13%        4.34%         4.66%        4.81%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Minnesota Intermediate Fund - Class C                     4.13%        4.34%         4.66%        4.81%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Minnesota High-Yield Fund - Class A                                7.36%        7.73%         8.31%        8.56%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Minnesota High-Yield Fund - Class B                                6.61%        6.95%         7.47%        7.70%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Minnesota High-Yield Fund - Class C                                6.63%        6.96%         7.48%        7.71%
         ------------------------------------------------------------ ----------------------------------------------------
                                                                                          MISSOURI*
                                                                      ----------------------------------------------------
                                                                           29.50%       32.32%        37.02%       38.90%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Missouri Insured Fund - Class A                           6.17%        6.43%         6.91%        7.12%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Missouri Insured Fund - Class B                           5.40%        5.63%         6.05%        6.24%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Missouri Insured Fund - Class C                           5.39%        5.61%         6.03%        6.22%
         ------------------------------------------------------------ ----------------------------------------------------
                                                                                           NEW YORK*
                                                                      ----------------------------------------------------
                                                                           32.54%       35.24%        39.73%       41.53%
         ----------------------------------------------------------- ------------ ------------ ------------- ------------
         Tax-Free New York Fund - Class A                                   6.26%        6.52%         7.00%        7.22%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free New York Fund - Class B                                   5.46%        5.68%         6.11%        6.29%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free New York Fund - Class C                                   5.46%        5.68%         6.11%        6.29%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
                                                                                            OREGON*
                                                                      ----------------------------------------------------
                                                                           31.75%       34.48%        39.03%       40.85%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Oregon Insured Fund - Class A                             5.93%        6.18%         6.64%        6.85%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Oregon Insured Fund - Class B                             5.10%        5.31%         5.71%        5.88%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------
         Tax-Free Oregon Insured Fund - Class C                             5.10%        5.31%         5.71%        5.88%
         ------------------------------------------------------------ ------------ ------------ ------------- ------------

* Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         From time to time, the Funds may quote each Class' actual total return and/or yield performance in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Citigroup Global Markets.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Citigroup Global Markets and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Citigroup Global Markets and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, bonds, Treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through August 31, 2003. For these purposes, the calculations assume the reinvestment of any capital gains distributions, realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders, if applicable, on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and past performance should not be considered as representative of future results.

                                                      Cumulative Total Returns
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
                                                                            Class B        Class B       Class C        Class C
                                              Class A        Class A        Shares         Shares         Shares        Shares
                                              Shares         Shares       (including     (excluding     (including    (excluding
                                            (at offer)(2)   (at NAV)        CDSC)(3)        CDSC)         CDSC)(4)       CDSC)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                            -8.04%         -3.67%         -7.66%         -3.85%        -4.79%         -3.84%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                            -5.62%         -1.15%         -5.30%         -1.43%        -2.39%         -1.43%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                            -4.79%         -0.31%         -4.71%         -0.86%        -1.73%         -0.77%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                              -5.35%         -0.88%         -5.40%         -1.62%        -2.48%         -1.53%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              8.77%         13.87%          9.27%         11.47%        11.38%         11.38%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                             11.50%         16.77%         11.28%         12.62%        12.50%         12.50%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                      53.97%         61.21%         45.17%         45.17%        47.17%         47.17%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                            -8.21%         -3.91%         -7.89%         -4.09%        -5.12%         -4.17%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                            -5.21%         -0.75%         -5.01%         -1.13%        -2.10%         -1.13%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                            -2.45%          2.13%         -2.31%          1.64%         0.56%          1.55%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                              -2.40%          2.17%         -2.46%          1.41%         0.43%          1.40%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                             12.36%         17.66%         12.89%         15.14%        15.21%         15.21%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                             18.13%         23.65%         17.73%         19.18%        19.16%         19.16%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                            55.73%         63.10%            N/A            N/A           N/A            N/A
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                     108.71%        118.51%         51.92%         51.92%        57.70%         57.70%
------------------------------------------ -------------- -------------- -------------- -------------- ------------- --------------

    (1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
    (2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.

    (3) Effective November 18, 2002, the CDSC schedule for Class B Shares is:
        4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
    (4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

                                                      Cumulative Total Returns
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
                                                                             Class B        Class B       Class C        Class C
                                               Class A        Class A        Shares         Shares         Shares        Shares
                                               Shares         Shares       (including     (excluding     (including    (excluding
                                             (at offer)(2)   (at NAV)        CDSC)(3)        CDSC)         CDSC)(4)       CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund(1)
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 months ended 8/31/03                             -8.24%         -3.95%         -7.92%         -4.12%        -5.08%         -4.14%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.64%         -0.14%         -4.51%         -0.61%        -1.59%         -0.62%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -2.63%          2.00%         -2.51%          1.42%         0.44%          1.43%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -2.12%          2.51%         -2.18%          1.73%         0.76%          1.74%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              14.34%         19.72%         14.74%         16.99%        17.03%         17.03%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              18.20%         23.78%         17.72%         19.16%        19.21%         19.21%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       62.96%         70.62%         58.57%         58.57%        49.87%         49.87%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -9.14%         -4.89%         -8.84%         -5.07%        -6.03%         -5.09%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -5.30%         -0.82%         -5.16%         -1.28%        -2.17%         -1.20%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -2.79%          1.79%         -2.72%          1.22%         0.23%          1.22%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -2.79%          1.84%         -2.83%          1.07%         0.19%          1.17%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              11.01%         16.23%         11.40%         13.65%        13.81%         13.81%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              16.60%         22.04%         16.11%         17.55%        17.73%         17.73%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             53.21%         60.44%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       77.30%         85.64%         50.92%         50.92%        47.46%         47.46%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -7.52%         -3.19%         -7.20%         -3.37%        -4.24%         -3.28%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.50%         -0.02%         -4.31%         -0.40%        -1.29%         -0.31%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -2.07%          2.59%         -1.95%          2.01%         1.11%          2.10%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -2.08%          2.52%         -2.25%          1.66%         0.77%          1.74%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              12.71%         18.01%         13.14%         15.39%        15.47%         15.47%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              15.13%         20.53%         14.66%         16.07%        16.18%         16.18%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             56.91%         64.29%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
15 years ended 8/31/03                            160.28%        172.48%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                      186.85%        200.34%         51.29%         51.29%        58.43%         58.43%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -6.92%         -2.57%         -6.60%         -2.75%        -3.80%         -2.84%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.08%          0.40%         -3.90%          0.02%        -1.05%         -0.07%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -1.02%          3.61%         -0.98%          3.02%         1.93%          2.93%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -1.00%          3.67%         -0.99%          2.98%         1.90%          2.89%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              15.36%         20.78%         15.93%         18.18%        18.22%         18.22%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              18.28%         23.86%         17.94%         19.40%        19.37%         19.37%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       61.48%         69.05%         50.37%         50.37%        54.72%         54.72%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------

   (1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
   (2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
   (3) Effective November 18, 2002, the CDSC schedule for Class B Shares is:
       4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
   (4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

                                                      Cumulative Total Returns

------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
                                                                             Class B        Class B       Class C        Class C
                                               Class A        Class A        Shares         Shares         Shares        Shares
                                               Shares         Shares       (including     (excluding     (including    (excluding
                                             (at offer)(2)   (at NAV)        CDSC)(3)        CDSC)         CDSC)(4)       CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1),(5)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -7.86%         -3.51%         -7.43%         -3.61%        -4.56%         -3.61%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.85%         -0.34%         -4.53%         -0.63%        -1.61%         -0.63%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -1.87%          2.78%         -1.69%          2.29%         1.30%          2.29%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -1.91%          2.68%         -1.92%          2.00%         1.02%          2.00%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              13.50%         18.87%         14.03%         16.28%        16.19%         16.19%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              18.50%         24.13%         18.12%         19.59%        19.61%         19.61%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             58.07%         65.46%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       95.26%        104.43%         57.06%         57.06%        27.64%         27.64%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -7.70%         -3.34%         -7.35%         -3.53%        -4.57%         -3.61%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.75%         -0.24%         -4.52%         -0.61%        -1.58%         -0.61%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -1.53%          3.14%         -1.33%          2.66%         1.58%          2.58%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -1.79%          2.81%         -1.89%          2.05%         1.07%          2.05%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              13.99%         19.41%         14.54%         16.79%        16.78%         16.78%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              16.63%         22.07%         16.17%         17.62%        17.61%         17.61%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       64.45%         72.17%         52.17%         52.71%        60.17%         60.17%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Tax-Free Minnesota Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -7.70%         -3.39%         -7.38%         -3.57%        -4.51%         -3.56%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -4.40%          0.10%         -4.18%         -0.28%        -1.25%         -0.28%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -0.93%          3.76%         -0.82%          3.18%         2.17%          3.17%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -0.84%          3.80%         -0.93%          3.02%         2.03%          3.01%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              14.06%         19.43%         14.60%         16.85%        16.83%         16.83%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              17.83%         23.35%         17.40%         18.84%        18.85%         18.85%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             57.34%         64.81%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
15 years ended 8/31/03                            148.24%        159.99%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                      309.63%        328.91%         52.14%         52.14%        57.29%         57.29%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -8.47%         -4.19%         -8.24%         -4.46%        -5.40%         -4.45%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -5.53%         -1.11%         -5.35%         -1.49%        -2.45%         -1.49%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -1.59%          3.07%         -1.59%          2.39%         1.48%          2.48%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -1.91%          2.75%         -2.03%          1.89%         0.99%          1.97%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              12.75%         18.03%         13.17%         15.42%        15.49%         15.49%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              17.74%         23.29%         17.32%         18.78%        18.86%         18.86%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             54.77%         62.04%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
15 years ended 8/31/03                            147.99%        159.62%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                      169.24%        181.99%         49.96%         49.96%        54.45%         54.45%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------

   (1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
   (2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
   (3) Effective November 18, 2002, the CDSC schedule for Class B Shares is:
       4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
   (4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.
   (5) Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.



                                                      Cumulative Total Returns

------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
                                                                             Class B        Class B       Class C        Class C
                                               Class A        Class A        Shares         Shares         Shares        Shares
                                               Shares         Shares       (including     (excluding     (including    (excluding
                                             (at offer)(2)   (at NAV)        CDSC)(3)        CDSC)         CDSC)(4)       CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -5.86%         -3.23%         -5.35%         -3.44%        -4.40%         -3.44%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -2.72%          0.06%         -2.42%         -0.46%        -1.44%         -0.46%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                              0.80%          3.66%          0.99%          2.99%         2.00%          3.00%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                                0.77%          3.59%          0.72%          2.70%         1.72%          2.71%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              15.20%         18.43%         14.41%         15.41%        15.42%         15.42%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              18.14%         21.53%         16.44%         16.44%        16.44%         16.44%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             50.11%         54.32%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
15 years ended 8/31/03                            112.40%        118.43%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                      154.77%        161.91%         34.40%         34.40%        43.18%         43.18%
------------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal Bond Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                             -6.31%         -1.92%         -5.96%         -2.09%        -3.07%         -2.10%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended 8/31/03                             -3.04%          1.50%         -2.73%          1.23%         0.23%          1.22%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                              0.23%          4.91%          0.33%          4.33%         3.32%          4.32%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                                0.58%          5.33%          0.57%          4.55%         3.54%          4.54%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              16.92%         22.37%         17.56%         19.81%        19.80%         19.80%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              16.92%         22.44%         16.67%         18.05%        18.05%         18.05%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       44.49%         51.29%         46.51%         46.51%        43.54%         43.54%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended  8/31/03                            -7.32%         -2.98%         -7.00%         -3.16%        -4.12%         -3.16%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
6 months ended  8/31/03                            -5.01%         -0.49%         -4.76%         -0.87%        -1.84%         -0.87%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
9 months ended 8/31/03                             -1.78%          2.82%         -1.74%          2.24%         1.24%          2.24%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
1 year ended 8/31/03                               -1.87%          2.75%         -1.95%          1.99%         1.09%          2.08%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
3 years ended 8/31/03                              12.57%         17.90%         13.05%         15.30%        15.36%         15.36%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
5 years ended 8/31/03                              17.79%         23.31%         17.31%         18.78%        18.87%         18.87%
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
10 years ended 8/31/03                             56.10%         63.45%            N/A            N/A           N/A            N/A
------------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Life of Fund                                       74.33%         82.53%         53.09%         53.09%        39.48%         39.48%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                            -7.43%         -3.09%         -7.11%         -3.28%         -4.24%         -3.28%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
6 months ended 8/31/03                            -4.23%          0.27%         -4.03%         -0.11%         -1.09%         -0.11%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
9 months ended 8/31/03                            -1.11%          3.54%         -1.04%          2.96%          1.96%          2.96%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
1 year ended 8/31/03                              -1.13%          3.56%         -1.26%          2.69%          1.80%          2.79%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
3 years ended 8/31/03                             15.30%         20.70%         15.69%         17.94%         18.06%         18.06%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
5 years ended 8/31/03                             18.20%         23.74%         17.78%         19.22%         19.35%         19.35%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
10 years ended 8/31/03                            48.23%         55.26%            N/A            N/A            N/A            N/A
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
15 years ended 8/31/03                           137.97%        149.19%            N/A            N/A            N/A            N/A
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------
Life of Fund                                     156.25%        168.29%         49.49%         49.49%         40.01%         40.01%
--------------------------------------------------------- -------------- -------------- -------------- -------------- --------------

   (1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
   (2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers have been calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
   (3) Effective November 18, 2002, the CDSC schedule for Class B Shares is:
       4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For the Tax-Free Minnesota Intermediate Fund, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using these schedules.
   (4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.


                                                      Cumulative Total Returns
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
                                                                            Class B        Class B        Class C        Class C
                                              Class A        Class A        Shares         Shares         Shares         Shares
                                              Shares         Shares       (including     (excluding     (including     (excluding
                                            (at offer)(2)   (at NAV)        CDSC)(3)        CDSC)         CDSC)(4)        CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/03                            -7.22%         -2.84%         -6.86%         -3.02%         -4.07%         -3.11%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
6 months ended 8/31/03                            -5.03%         -0.58%         -4.76%         -0.86%         -1.93%         -0.96%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
9 months ended 8/31/03                            -1.61%          3.02%         -1.55%          2.44%          1.43%          2.43%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
1 year ended 8/31/03                              -1.70%          2.97%         -1.74%          2.20%          1.20%          2.19%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
3 years ended 8/31/03                             14.40%         19.83%         15.02%         17.27%         17.24%         17.24%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
5 years ended 8/31/03                             19.33%         24.94%         18.96%         20.45%         20.41%         20.41%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
10 years ended 8/31/03                            57.58%         65.03%            N/A            N/A            N/A            N/A
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------
Life of Fund                                      60.61%         68.16%         55.17%         55.17%         47.98%         47.98%
------------------------------------------ -------------- -------------- -------------- -------------- -------------- --------------

   (1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
   (2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
   (3) Effective November 18, 2002, the CDSC schedule for Class B Shares is:
       4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
   (4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other funds in the Delaware Investments family, investment disciplines employed in seeking the objectives of the Funds and of the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval - for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Investing by Electronic Fund Transfer - Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the same time period.

                                                 Price               Number
                           Investment             Per              of Shares
                             Amount              Share             Purchased

Month 1                        $100               $10.00               10
Month 2                        $100               $12.50                8
Month 3                        $100                $5.00               20
Month 4                        $100               $10.00               10
-----------------------------------------------------------------------------
                               $400               $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING

        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

        The Funds select brokers, dealers and banks to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

        During the fiscal years ended August 31, 2001, 2002 and 2003, no brokerage commissions were paid by the Funds.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During the fiscal year ended August 31, 2003, there were no portfolio transactions of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the NASD Regulation, Inc. ("NASDR(SM)"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        Each Fund generally has a portfolio turnover rate below 100%. Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined portfolio turnover rate. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

        The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by such Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year, or if a single investment was frequently traded. In investing to achieve its investment objective, a Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if that Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.

        The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        The portfolio turnover rates for each Fund for the past two fiscal periods were as follows:

       Fund                                               2003          2002
       Tax-Free Arizona Fund                               70%           111%
       Tax-Free Arizona Insured Fund                       29%           46%
       Tax-Free California Fund                            56%           93%
       Tax-Free California Insured Fund                    44%           111%
       Tax-Free Colorado Fund                              30%           36%
       Tax-Free Florida Fund                               31%           57%
       Tax-Free Florida Insured Fund                       26%           46%
       Tax-Free Idaho Fund                                 18%           11%
       Tax-Free Minnesota Fund                             27%           13%
       Tax-Free Minnesota Insured Fund                     30%           15%
       Tax-Free Minnesota Intermediate Fund                23%           35%
       Minnesota High-Yield Municipal Bond Fund            32%           33%
       Tax-Free Missouri Insured Fund                      31%           23%
       Tax-Free New York Fund                              64%           43%
       Tax-Free Oregon Insured Fund                        16%           20%


PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

        The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors or trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $100,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASDR(SM) has adopted amendments to its Conduct Rules relating to investment company sales charges. The Funds and the Distributor intend to operate in compliance with these rules.

        Class A Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 4.50%. Class A Shares of Tax-Free Minnesota Intermediate Fund are also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. Lower sales charges apply for larger purchases. See the table in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class B Shares of Tax-Free Minnesota Intermediate Fund are purchased at net asset value and are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and (iii) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. Class B Shares of Tax-Free Minnesota Intermediate Fund will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

        Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

        See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
        The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
        Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the tables in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
        As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

        During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Minnesota Intermediate Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund held for more than six years and Class B Shares of Tax-Free Minnesota Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Tax-Free Minnesota Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund and approximately five years after purchase for Tax-Free Minnesota Intermediate Fund and, if Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are redeemed within six years of purchase and Class B Shares of Tax-Free Minnesota Intermediate Fund are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Tax-Free Funds' Class B Shares, Insured Funds' Class B Shares and Minnesota High-Yield Fund's Class C Shares CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Tax-Free Minnesota Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1
        Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A Shares, Class B Shares and Class C Shares of the Funds have a separate distribution plan under Rule 12b-1 (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. Such shares are not included in calculating the Plans' fees.

        The Plans permit the Funds, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, each Fund may make payments out of the assets of the respective Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

        The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.25% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Distributor may contractually waive these amounts or a portion of the amount at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of the Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

        The following table shows the amounts paid under each Class' 12b-1 Plan for the fiscal year ended August 31, 2003:

---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
                                                                                 Interest
                                         Annual/                                   on        Salary &
                                          Semi-               Broker    Dealer   Broker     Commission   Promotional
                                          Annual    Broker    Sales    Service    Sales        to          Broker
                             Advertising Reports    Trails   Charges   Expenses  Charges   Wholesalers    Meetings
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund
--------------------------------------------------------------------------------------------------------------------
Class A                             ---             $62,675                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---      $195   $25,412   $60,968      ---    $13,522           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                            $123      $357   $31,611    $7,461      ---       $762           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                          $1,740    $3,324  $236,606                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             $18      $627    35,859   $84,727      ---    $20,782           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             $97      $321   $41,592   $31,802      ---     $2,602           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund
--------------------------------------------------------------------------------------------------------------------
Class A                             ---      $253   $61,591                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---             $39,632   $98,577      ---    $22,157           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             $85       $40   $53,452   $13,213      ---     $1,789           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                            $193      $666   $72,810                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                            $116      $334   $23,003   $37,470      ---     $6,354           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             $23      $145    $6,017    $9,778      ---       $456           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund
--------------------------------------------------------------------------------------------------------------------
Class A                          $3,883    $7,347  $561,042                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---      $250   $36,894   $92,942      ---    $16,534           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                            $127      $374   $50,445   $32,579      ---     $1,567           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund
--------------------------------------------------------------------------------------------------------------------
Class A                             ---             $25,551                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             $63      $350   $13,660   $27,451      ---     $3,459           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---              $5,627    $5,225      ---       $497           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                          $1,303    $4,447  $173,814                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             $61      $356   $13,580   $29,814      ---     $5,304           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---       $45    $2,237    $2,340      ---     $1,236           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
--------------------------------------------------------------------------------------------------------------------
Class A                              $5    $1,144  $123,979                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                            $390      $434   $39,720   $91,369      ---    $14,441           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---      $183   $54,810   $56,244      ---       $260           ---         ---
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund
--------------------------------------------------------------------------------------------------------------------
Class A                          $4,194    $3,378  $777,399                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---      $147   $42,928  $100,147      ---    $18,876           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---      $117   $55,786   $29,262      ---     $1,349           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                          $3,109    $2,236  $585,052                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---      $141   $38,431   $87,036      ---    $17,120           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---      $113   $40,123   $44,758      ---     $1,494           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund
--------------------------------------------------------------------------------------------------------------------
Class A                            $731      $585   $78,934                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             $32      $143    $5,054   $10,923      ---     $2,102           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---       $46   $27,593   $24,770      ---       $892           ---         ---
--------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund
--------------------------------------------------------------------------------------------------------------------
Class A                             ---      $453   $89,684                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---             $32,392   $80,137      ---    $17,031           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---      $114   $63,144   $23,011      ---       $951           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                            $527    $1,011   $90,183                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                            $112      $292   $20,764   $40,569      ---     $2,380           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                              $4       $73    $6,925    $4,152      ---     $1,111           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund
--------------------------------------------------------------------------------------------------------------------
Class A                             ---      $281   $27,063                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             $40      $258    $8,397   $17,949      ---     $3,702           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                              $4       $22   $10,340    $5,128      ---       $835           ---         ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
--------------------------------------------------------------------------------------------------------------------
Class A                            $383      $681   $64,099                ---        ---           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class B                             ---      $144   $21,923   $53,324      ---    $10,726           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------
Class C                             ---             $21,104   $19,539      ---       $754           ---         ---
---------------------------- ----------- --------- --------- --------- -------- ---------- ------------- -----------

                                [RESTUBBED TABLE]

---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
                                     Promotional Prospectus            Wholesaler
                                        Other     Printing  Telephone   Expenses     Other     Total
-------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund
-------------------------------------------------------------------------------------------------------
Class A                                     ---       ----        ---         ---       ---    $62,675
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $681         29        ---       1,441       ---   $102,248
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $827         95        ---       4,730       ---    $45,966
-------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                 $13,632     $1,821        ---    $112,794       ---   $369,917
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $891       $246        ---      $4,559       ---   $147,709
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $868       $132        ---     $16,196       ---    $93,610
-------------------------------------------------------------------------------------------------------
Tax-Free California Fund
-------------------------------------------------------------------------------------------------------
Class A                                     $43        $19        ---         $31       ---    $61,937
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                     ---        ---        ---         ---       ---   $160,366
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $130         $6        ---        $987       ---    $69,702
-------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                    $290        $54        ---        $137       ---    $74,150
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                  $1,261       $145        ---     $10,929       ---    $79,612
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $129        $41        ---        $524       ---    $17,113
-------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund
-------------------------------------------------------------------------------------------------------
Class A                                 $27,793     $4,021        ---    $176,071       ---    780,157
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $325        $31        ---        $897       ---    147,873
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $733       $139        ---      $1,473       ---    $87,437
-------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund
-------------------------------------------------------------------------------------------------------
Class A                                     ---        ---        ---         ---       ---    $25,551
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $715        $89        ---      $8,849       ---    $54,636
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                     ---        ---        ---         $29       ---    $11,378
-------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                  $9,936     $1,365        ---     $61,927       ---   $252,792
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $505        $90        ---      $6,140       ---    $55,850
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                     $25        $27        ---        $361       ---     $6,271
-------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
-------------------------------------------------------------------------------------------------------
Class A                                    $407       $210        ---        $404       ---   $126,149
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                  $2,740       $215        ---     $10,223       ---   $159,532
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $876        $35        ---     $19,213       ---   $131,621
-------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund
-------------------------------------------------------------------------------------------------------
Class A                                 $29,092     $2,376        ---     $69,164       ---   $885,603
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                  $1,033        $31        ---     $10,686       ---   $173,848
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $540        $30        ---      $4,189       ---    $91,273
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                  $9,157       $690        ---      $2,759       ---   $603,003
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $949        $31        ---     $10,782       ---   $154,490
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $523        $31        ---      $1,103       ---    $88,145
-------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund
-------------------------------------------------------------------------------------------------------
Class A                                  $1,208        $83        ---        $507       ---    $82,048
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $415        $62        ---      $7,164       ---    $25,895
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $332        $28        ---      $1,636       ---    $55,297
-------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund
-------------------------------------------------------------------------------------------------------
Class A                                    $106        $37        ---         $74       ---    $90,354
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                     ---        ---        ---         ---       ---   $129,560
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                    $860        $30        ---      $5,145       ---    $93,255
-------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                  $4,206       $586        ---     $14,283       ---   $110,796
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                  $1,911       $139        ---      $8,383       ---    $74,550
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                     $44        $28        ---        $862       ---    $13,199
-------------------------------------------------------------------------------------------------------
Tax-Free New York Fund
-------------------------------------------------------------------------------------------------------
Class A                                     $21        $27        ---         $51       ---    $27,443
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $519        $67        ---      $2,942       ---    $33,874
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                     $18         $1        ---         $52       ---    $16,400
-------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
-------------------------------------------------------------------------------------------------------
Class A                                  $2,006        $63        ---        $600       ---    $67,832
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class B                                    $686        $32        ---      $1,719       ---    $88,554
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------
Class C                                     ---        ---        ---         ---       ---    $41,397
---------------------------- ------- ----------- ---------- ---------- ----------- --------- ----------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, Trustees/Directors and employees of each Fund, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Funds at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Funds may reasonably require to establish eligibility for purchase at net asset value.

         Each Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

Combined Purchases Privilege
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. Using the Tax-Free Funds as an example, if any such purchaser has previously purchased and still holds shares of Class A Shares of those Funds and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of a Tax-Free Fund, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges in the Prospectus for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge, service fee, CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse such Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.

MoneyLine(SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund or its agent. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. In determining a Fund's total net assets, certain portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Funds.

         In addition, when determining a Fund's total net assets, certain portfolio securities, except for bonds, which are primarily listed or traded on a national or foreign securities exchange are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the particular Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.


REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of each fund. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares of Tax-Free Minnesota Intermediate Fund are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and
(iii) 0% thereafter. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Tax-Free Funds B Class, Insured Funds B Class or Minnesota High-Yield Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

Timing Accounts
        Right to Refuse Timing Accounts -- With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern, for example, any person who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. A Fund, in its sole discretion, may consider other trading patterns that seem to follow a market timing pattern as market timing. A Fund may temporarily or permanently terminate the exchange privilege or reject any specific purchase order for the accounts of such person, accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

        Redemptions of Timing Accounts -- Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.

Written Redemption
         You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption - Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption - Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.


Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of the Tax-Free Funds and Insured Funds are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Tax-Free Minnesota Intermediate Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period (one year holding period with respect to Tax-Free Minnesota Intermediate Fund. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
         Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares --The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

         Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares -- The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.


DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of that Fund's net investment income on a daily basis. Dividends are declared each day the Funds are open and cash dividends are paid monthly. Net investment income earned on days when each Fund is not open will be declared as a dividend on the next business day. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of such Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund anticipates that most of its dividends paid to shareholders will be exempt from federal income taxes. See Taxes.

Jobs and Growth Tax Relief Reconciliation Act of 2003
         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

Reduction of Tax Rate on Dividends
         Qualifying dividends received by the funds after December 31,2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

Reduction of Tax Rate on Capital Gains
         Under JAGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

Back-up withholding Changes
         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.


TAXES

         Under the Code, all or a portion of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each of the Funds, will not be deductible by a shareholder. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

         Each Fund's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of such Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gain) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which a Fund has paid corporate-level tax is considered to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

         Under a special provision of the Revenue Reconciliation Act of 1993, all or a portion of the gain that a Fund realizes on the sale of a Tax Exempt Obligation that it purchased at a market discount may have to be treated as ordinary income rather than capital gain.

         For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

         For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Liability for AMT will depend on each shareholder's individual tax situation.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the investment advisor, pose a material risk of the loss of tax exemption. Further, if a bond in any Fund's portfolio lost its exempt status, such Fund would make every effort to dispose of such investment on terms that are not detrimental to that Fund.

         Gain or loss on options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system" and such gain or loss is recognized for tax purposes. The gain or loss from such options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such options will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system."

         Each Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 12 months of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gains or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the share sold and added to your tax basis for the new shares.

Arizona State Taxation
         You may exclude any exempt interest dividends paid to you by the Tax-Free Arizona Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on: (i) obligations of the State of Arizona and its political subdivisions; or (ii) obligations of United States possessions that are exempt from state taxation under federal law. You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California State Taxation
         You may exclude dividends paid to you by the Tax-Free California Funds from your taxable income for purposes of the California personal income tax, if:
(i) you are an individual; and (ii) your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

         The portion of each Tax-Free California Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that would pay tax-exempt interest if held by an individual.

         Each Tax-Free California Fund may designate dividends as exempt from California income tax, only if: (i) it qualifies as a regulated investment company under the IRS Code; and (ii) at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

         Shareholders subject to the California Corporation Tax Law may have to pay California tax on any distributions, including California exempt interest dividends that are paid by each Tax-Free California Fund.

Colorado State Taxation
         You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on: (i) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980; (ii) obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and (iii) obligations of United States possessions that are exempt from state taxation under federal law.

Florida State Taxation
         Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Tax-Free Florida Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, at least 90% of the net asset value of the assets of the Tax-Free Florida Funds consist of: (i) obligations of the U.S. government and its agencies and territories that are exempt from state taxation under federal law; or (ii) obligations of the State of Florida and its municipalities, counties and other taxing districts; or (iii) other assets exempt from the Florida intangible property tax.

         If more than 10% of the net asset value of the assets of the Tax-Free Florida Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Tax-Free Florida Funds is subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.

         Florida does impose an income tax on corporations and certain other entities; distributions from the Tax-Free Florida Funds may be subject to this income tax.

Idaho State Taxation
         According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to: (i) interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or (ii) interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

Minnesota State Taxation
         Individuals, estates and trusts may exclude the portion of exempt interest dividends that is excluded from gross income for federal income tax purposes and that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met: (i) interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.

         Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.

         In 1995, the Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes would be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, regardless of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise conflicts with the United States Constitution. The Minnesota Funds cannot predict whether interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision in the future.

Missouri State Taxation
         Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income for Missouri income tax purposes if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on: (i) obligations of the State of Missouri or any of its political subdivisions or authorities; or (ii) obligations of possessions of the United States that are exempt from state taxation under federal law.

         Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders.

         Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

New York State and City Taxation
         You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trusts, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on: (i) obligations of the State of New York or its political subdivisions; (ii) obligations of possessions of the United States that are exempt from state taxation under federal law.

         Dividends from the Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

Oregon State Taxation
         You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on: (i) obligations of the State of Oregon or its political subdivisions; or (ii) obligations of possessions of the United States that are exempt from state taxation under federal law.

         Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.

         The foregoing discussion relates to federal and state taxation as of the date of this Part B. Distributions from a Fund, including exempt-interest dividends and capital gains distributions, may be subject to tax in states other than the one cited in each Fund's name. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax advisor regarding your own tax situation.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the its Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 2003, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $125 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The current Investment Management Agreement for each Fund is dated and was approved by Shareholders as follows:

        Fund                                                       Agreement Date                Approved by Shareholders
        Tax-Free Arizona Fund                                     November 1, 1999                   November 1, 1999
        Tax-Free Arizona Insured Fund                             November 1, 1999                   November 1, 1999
        Tax-Free California Fund                                  November 1, 1999                   November 1, 1999
        Tax-Free California Insured Fund                           January 1, 1999                   November 1, 1999
        Tax-Free Colorado Fund                                    November 1, 1999                   November 1, 1999
        Tax-Free Florida Fund                                      January 1, 1999                   December 4, 1998
        Tax-Free Florida Insured Fund                              January 1, 1999                   December 4, 1998
        Tax-Free Idaho Fund                                       November 1, 1999                   November 1, 1999
        Tax-Free Minnesota Fund                                   November 1, 1999                   November 1, 1999
        Tax-Free Minnesota Insured Fund                           November 1, 1999                   November 1, 1999
        Tax-Free Minnesota Intermediate Fund                      November 1, 1999                   November 1, 1999
        Minnesota High-Yield Fund                                   April 1, 1999                     March 17, 1999
        Tax-Free Missouri Insured Fund                             January 1, 1999                   December 4, 1998
        Tax-Free New York Fund                                    November 1, 1999                   November 1, 1999
        Tax-Free Oregon Insured Fund                               January 1, 1999                   December 4, 1998

         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Funds or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         Under each Fund's current Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

-------------------------------------------------------------------------------------- ---------------------------------------------
                                                                                                 As a percentage of average
Fund                                                                                                  Daily net assets
----------------------------------------- -------------------------------------------- ---------------------------------------------
Tax-Free Arizona Insured Fund             Tax-Free Minnesota Intermediate Fund         0.50% on the first $500 million;
Tax-Free California Insured Fund          Tax-Free Missouri Insured Fund               0.475% on the next $500 million;
Tax-Free Florida Insured Fund             Tax-Free Oregon Insured Fund                 0.45% on the next $1.5 billion;
Tax-Free Minnesota Insured Fund                                                        0.425% on assets in excess of $2.5 billion
----------------------------------------- -------------------------------------------- ---------------------------------------------
Tax-Free Arizona Fund                     Tax-Free Idaho Fund                          0.55% on the first $500 million;
Tax-Free California Fund                  Tax-Free Minnesota Fund                      0.50% on the next $500 million;
Tax-Free Colorado Fund                    Tax-Free New York Fund                       0.45% on the next $1.5 billion;
Tax-Free Florida Fund                     Minnesota High-Yield Fund                    0.425% on assets in excess of $2.5 billion
----------------------------------------- -------------------------------------------- ---------------------------------------------

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment advisor, subject to the authority of the Board of Trustees. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. Lincoln National, headquartered in Philadelphia, PA, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as advisor, distributor and transfer agent for the Delaware Investments family.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. On February 14, 1997, new advisory agreements with the Manager on behalf of the Tax-Free Florida Funds and Tax-Free New York Fund and with Voyageur on behalf of the other Funds were unanimously approved by each Fund's respective board at a meeting held in person, and each such board called a shareholder meeting to approve these agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment management agreement to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for these other Funds.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of Lincoln National, was retained as investment manager of the Tax-Free Florida Funds and Tax-Free New York Fund and Voyageur was retained as investment manager for the other Funds. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

         In connection with the merger transaction described above, the Manager agreed for a period of two years ending on April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by each Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) did not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of that Fund. This agreement replaced a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment advisor. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment advisor.

         The Manager has agreed to waive that portion, if any, of the annual management fees payable by the Tax-Free California Fund and Tax-Free New York Fund and to pay its expenses to the extent necessary to ensure that each Fund's total operating expenses (excluding any 12b-1 Plan expenses, interest, taxes, brokerage fees, commissions, extraordinary expenses and certain insurance costs) do not exceed, on an annual basis, 0.25% of the average daily net assets of each Fund until such time as the waiver is revoked.

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding any 12b-1 Plan expenses, interest, taxes, brokerage fees, commissions, extraordinary expenses and certain insurance costs) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through October 31, 2004.

        Tax-Free Arizona Fund                      0.50%        Tax-Free Idaho Fund                                 0.75%
        Tax-Free Arizona Insured Fund              0.70%        Tax-Free Minnesota Fund                             0.75%
        Tax-Free California Insured Fund           0.75%        Tax-Free Minnesota Insured Fund                     0.75%
        Tax-Free Colorado Fund                     0.75%        Tax-Free Minnesota Intermediate Fund                0.75%
        Tax-Free Florida Fund                      0.50%        Minnesota High-Yield Municipal Bond Fund            0.50%
        Tax-Free Florida Insured Fund              0.65%        Tax-Free Oregon Insured Fund                        0.60%

         On August 31, 2003, the total net assets of each Fund were as follows:

Tax-Free Arizona Fund                           $35,780,958  Tax-Free Minnesota Fund                                $366,584,446
Tax-Free Arizona Insured Fund                  $152,892,921  Tax-Free Minnesota Insured Fund                        $259,351,428
Tax-Free California Fund                        $45,347,073  Tax-Free Minnesota Intermediate Fund                    $68,181,067
Tax-Free California Insured Fund                $40,392,556  Minnesota High-Yield Municipal Bond Fund                $59,911,372
Tax-Free Colorado Fund                         $321,242,275  Tax-Free Missouri Insured Fund                          $52,688,650
Tax-Free Florida Fund                           $16,835,318  Tax-Free New York Fund                                  $17,502,129
Tax-Free Florida Insured Fund                  $102,596,579  Tax-Free Oregon Insured Fund                            $43,555,320
Tax-Free Idaho Fund                             $84,778,349

         The Manager makes and implements all investment decisions on behalf of the Funds. The Funds pay all of their other expenses. Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager during the periods indicated.

---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
                                                    Investment Advisory         Investment Advisory           Fees Waived and
                                                       Fees Incurred                 Fees Paid                 Expenses Paid
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $216,689                     $124,054                     $92,635
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $203,495                     $118,902                     $84,593
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $122,140                      $64,455                     $57,685
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $806,609                     $728,033                     $78,576
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $784,443                     $784,443                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $741,285                     $713,864                     $27,421
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $262,705                      $54,885                    $207,820
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $246,592                      $34,751                    $211,841
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $248,732                      $29,304                    $219,428
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $203,606                    $,203,606                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $184,785                     $184,785                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $158,170                     $158,170                        None
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                              $1,836,240                   $1,836,240                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                              $1,843,472                   $1,843,472                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                              $1,769,634                   $1,735,041                     $34,593
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                 $92,696                      $53,260                     $39,436
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                 $86,524                      $37,057                     $49,467
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                 $81,566                      $49,012                     $32,554
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $548,852                     $507,357                     $41,495
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $551,355                     $450,933                    $100,422
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $571,142                     $493,596                     $77,546
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/99-8/31/00                                $603,710                     $481,372                    $122,338
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $444,719                     $388,483                     $56,236
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $333,403                     $311,848                     $21,555
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $281,763                     $268,128                     $13,635
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------

---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
                                                    Investment Advisory         Investment Advisory           Fees Waived and
                                                       Fees Incurred                 Fees Paid                 Expenses Paid
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                              $2,085,202                   $2,085,202                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                              $2,065,839                   $2,065,839                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                              $2,080,651                   $2,072,719                      $7,932
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                              $1,326,132                   $1,326,132                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                              $1,265,260                   $1,265,260                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                              $1,264,766                   $1,264,766                        None
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $321,881                     $308,676                     $13,205
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $273,431                     $272,325                      $1,106
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $266,871                     $251,832                     $15,039
------------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $322,838                     $151,294                    $171,544
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $292,241                     $154,221                    $138,020
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $292,991                     $191,357                    $101,634
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $270,332                     $270,332                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $257,311                     $257,311                        None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $247,876                     $247,876                        None
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                 $89,444                         None                     $89,444
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                 $76,580                         None                     $76,580
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                 $66,308                       $6,484                     $59,824
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
               9/1/02-8/31/03                                $203,522                     $153,468                     $50,054
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/01-8/31/02                                $170,663                     $118,837                     $51,826
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/00-8/31/01                                $158,640                     $113,545                     $45,095
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------

         Set forth below is information regarding the amount of transfer agent fees and accounting services fee paid by each Fund to Delaware Service Company, Inc. during the fiscal year ended August 31, 2003.

         ------------------------------------------------------ ------------------------- -------------------------------
         Fund                                                     Transfer Agent Fees        Accounting Services Fees
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Arizona Fund                                          $17,700                         $17,576
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Arizona Insured Fund                                  $88,960                         $73,353
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free California Fund                                       $24,906                         $21,582
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free California Insured Fund                               $23,707                         $18,124
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Colorado Fund                                        $196,200                        $148,765
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Florida Fund                                          $10,955                          $7,606
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Florida Insured Fund                                  $82,638                         $49,552
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Idaho Fund                                            $55,336                         $35,948
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Fund                                       $215,321                        $168,907
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Insured Fund                               $149,208                        $118,096
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Intermediate Fund                           $44,614                         $28,604
         ------------------------------------------------------ ------------------------- -------------------------------
         Minnesota High-Yield Municipal Bond Fund                       $42,241                         $26,856
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Missouri Insured Fund                                 $47,333                         $24,600
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free New York Fund                                         $15,458                          $7,326
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Oregon Insured Fund                                   $30,781                         $18,200
         ------------------------------------------------------ ------------------------- -------------------------------

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Proxy Voting
        Each Fund has formally delegated to its investment advisor, the Manager, the ability to make all proxy voting decisions in relation to portfolio securities held by a Fund. If and when proxies need to be voted on behalf of a Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Manager's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of a Fund.

        In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of a Fund and other Manager clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for a Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of a Fund.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of a Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because each Fund has delegated proxy voting to the Manager, each Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of a Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of a Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of a Fund.

Distribution and Service
       The Distributor, Delaware Distributors, L.P. ("DDLP"), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such Class. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

----------------------------------------------------------- -------------------------------------------------
 Aggregate Value of Wholesaler Product Sales in Calendar                Compensation Paid to LFD
                           Year                                  (% of NAV of Fund shares sold by LFD)
----------------------------------------------------------- -------------------------------------------------
                  $3.75 billion or less                                          0.45%
----------------------------------------------------------- -------------------------------------------------
   More than $3.75 billion, but less than $4.5 billion                           0.50%
----------------------------------------------------------- -------------------------------------------------
                  $4.5 billion and above                                         0.55%
----------------------------------------------------------- -------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries. The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.

       The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

       The business and affairs of the Funds are managed under the direction of its Board of Trustees.

       Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. As of October 1, 2003, the officers and trustees of each investment company, as a group, owned less than 1% of the outstanding shares of each class of the Funds.

       As of October 1, 2003, management believes the following accounts held 5% or more of a Class of shares of a Fund. The Funds have no knowledge of beneficial ownership.


---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Arizona Fund           RBC Dain Rauscher                                             303,311.790         13.08%
Class A Shares                           For the Benefit Of
                                         Gaylord Rubin & Beverly Rubin CO-TTEES
                                         Gaylord & Beverly Rubin Family Trust
                                         6580 North  Praying Monk Road
                                         Paradise Valley, AZ  85253-4085
                                         -------------------------------------------------------- ----------------- --------------
                                         Edwin W. Sowalskie TTEE &                                     165,578.080          7.14%
                                         Mildred Sowalski TTEE
                                         Sowalskie Trust UA DTD 03/30/1993
                                         14202 North Bolivar Drive
                                         Sun City, AZ  85351-2939
                                         -------------------------------------------------------- ----------------- --------------
                                         Merrill Lynch, Pierce, Fenner & Smith                         130,907.570          5.64%
                                         For the Sole Benefit of Its Customers
                                         Attn: Fund Administration SEC#97HD1
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Arizona Fund           Norma Schubert                                                 32,843.650          7.41%
Class C Shares                           4639 East Mulberry Street
                                         Phoenix, AZ 85018-6543
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                    30,837.690          6.96%
                                         Account 5273-9816
                                         608 2nd Avenue South, 8th Floor
                                         Minneapolis, MN 55402-1916
                                         -------------------------------------------------------- ----------------- --------------
                                         Ronald W. Bowden and Cheryl Bowden TTEES                       28,619.420          6.45%
                                         Ronald W. & Cheryl L. Bowden Trust DTD 9-28-99
                                         P.O. Box 1101
                                         Yarnell, AZ  85362-1101
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Arizona Insured Fund   Merrill Lynch, Pierce, Fenner & Smith                         718,346.410          6.24%
Class A Shares                           For the Sole Benefit of Its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Insured Fund   Merrill Lynch, Pierce, Fenner & Smith                          181,879.670        14.20%
Class B Shares                           For the Sole Benefit of Its Customers SEC#97GC9
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Insured Fund   Merrill Lynch, Pierce, Fenner & Smith                           69,747.250         9.57%
Class C Shares                           For the Sole Benefit of Its Customers SEC#97EA5
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     47,846.040         6.56%
                                         Account 5680-5743
                                         608 2nd Avenue, South Floor 8
                                         Minneapolis, MN 55402-1916
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     44,711.730         6.13%
                                         Account 1972-1797
                                         608 2nd Avenue, South Floor 8
                                         Minneapolis, MN 55402-1916
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     41,840.730         5.74%
                                         Account 7506-7077
                                         608 2nd Avenue, South Floor 8
                                         Minneapolis, MN 55402-1916
---------------------------------------- -------------------------------------------------------- ------------------ -------------


---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free California Fund        Merrill Lynch, Pierce, Fenner & Smith                          279,764.330        13.70%
Class A Shares                           For the Sole Benefit of Its Customers SEC#97GD4
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         NFSC FEBO # STL-692921                                         180,872.150         8.85%
                                         Margaret R. Peterson TTEE
                                         Survivors Trust Under the Peterson Family Trust
                                         U/A 8/2/88
                                         539 East Walnut
                                         Burbank, CA 91501-1723
                                         -------------------------------------------------------- ----------------- --------------
                                         Edward J. Feduniw & Ellen E. Feduniw JTRS                      160,284.950         7.84%
                                         PO Box 93
                                         Alta Loma, CA 91701-0093
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California Fund        Merrill Lynch, Pierce, Fenner & Smith                           86,443.150         5.89%
Class B Shares                           For the Sole Benefit of Its Customers SEC#97GD2
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California Fund        Merrill Lynch, Pierce, Fenner & Smith                           87,664.490        14.04%
Class C Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97MF7
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                73,391.670        11.76%
                                         For the Benefit of
                                         Pestana Ernest BIN# 81043467
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                38,401.290         6.15%
                                         For the Benefit of
                                         Pestana Trust BIN# 80665160
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California             NFSC FEBO # STL-692921                                         272,325.810         9.99%
Insured Fund Class A Shares              Margaret R. Peterson TTEE
                                         Survivors Trust Under the Peterson Family Trust
                                         U/A 8/2/88
                                         539 East Walnut
                                         Burbank, CA 91501-1723
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                               167,345.690         6.14%
                                         For the Benefit of
                                         Pestana Ernest BIN# 81086471
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free California             Merrill Lynch, Pierce, Fenner & Smith                          110,050.250        14.49%
Insured Fund Class B Shares              For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97DT0
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     40,230.100         5.29%
                                         Account 3351-5187
                                         608 2nd  Avenue South, 8th Floor
                                         Minneapolis, MN  55402-1916
                                         -------------------------------------------------------- ----------------- --------------
                                         A G Edwards & Sons Inc FBO                                      38,874.790         5.11%
                                         Billee Sawyer & Georgie Skropits
                                         Account 306-111590
                                         1 North Jefferson Avenue
                                         Saint Louis, MO  63103-2287
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California             Merrill Lynch, Pierce, Fenner & Smith                          163,953.660        58.92%
Insured Fund Class C Shares              For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97MF8
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                39,628.620        14.24%
                                         For the Benefit of
                                         Pestana Ernest BIN# 81211366
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     13,937.640         5.00%
                                         Account 8039-6103
                                         608 2nd Avenue, South Floor 8
                                         Minneapolis, MN 55402-1916
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Colorado Fund          Merrill Lynch, Pierce, Fenner & Smith                           70,472.910         5.92%
Class B Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97GC7
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Colorado Fund          Merrill Lynch, Pierce, Fenner & Smith                           74,682.450         9.52%
Class C Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97EA6
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246
                                         -------------------------------------------------------- ----------------- --------------
                                         McDonald Investments Inc.                                       43,486.750         5.54%
                                         For the Benefit Of 63055888
                                         4900 Tiedeman Road
                                         Brooklyn, OH 44144-2338
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           A.G. Edwards and Sons Inc. FBO                                 112,550.310        12.65%
Class A Shares                           Robin Melva Anderson
                                         Account 0085-005146
                                         1 North Jefferson Avenue
                                         St. Louis, MO 63103-2287
                                         -------------------------------------------------------- ----------------- --------------
                                         Merrill Lynch, Pierce, Fenner & Smith                           47,078.270         5.29%
                                         For the Sole Benefit of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Florida Fund           Merrill Lynch, Pierce, Fenner & Smith                           71,861.640        14.97%
Class B Shares                           For the Sole Benefit of its Customers SEC#97GC2
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         PaineWebber                                                     50,194.570        10.46%
                                         For the Benefit of Judith Goldsmith 2000
                                         Irrevocable Trust DTD 12/27/00
                                         Joyce Pernin, Trustee
                                         5781 Bridleway Circle
                                         Boca Raton, FL 33496-3211
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           Raymond James & Associates, Inc.                                20,419.030        12.19%
Class C Shares                           For the Benefit of
                                         Parmer FW&A Bin# 50100337
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         Merrill Lynch, Pierce, Fenner & Smith                           18,623.560        11.12%
                                         For the Sole Benefit of its Customers SEC#97016
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                18,621.970        11.12%
                                         For the Benefit of
                                         Parmer FW&A Bin# 50100337
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                18,483.290         11.03
                                         For the Benefit of
                                         M. Shafer FW&A Bin# 80608730 80
                                         Carillon Parkway St. Petersburg, FL
                                         33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         Mary J. Manns                                                   10,800.260         6.45%
                                         2628 Nantucket Lane
                                         Tallahassee, FL 32308-2246
                                         -------------------------------------------------------- ----------------- --------------
                                         AG Edwards & Sons, Inc.                                         10,204.920         6.09%
                                         For the Benefit of Marcy Bade
                                         Account 0636-203637
                                         1 North Jefferson Avenue
                                         St. Louis. MO 63103-2287
                                         -------------------------------------------------------- ----------------- --------------
                                         AG Edwards & Sons, Inc.                                         10,050.250         6.00%
                                         For the Benefit of Marjorie Nehlsen TTEE
                                         Majorie Nehlsen Trust
                                         Account 231-021388
                                         1 North Jefferson Avenue
                                         St. Louis. MO 63103-2287
                                         -------------------------------------------------------- ----------------- --------------
                                         McDonald Investments Inc FBO                                     9,256.970         5.52%
                                         35760263
                                         4900 Tiedeman Road
                                         Brooklyn, OH  44144-2338
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           UBS Financial Services, Inc. FBO                                 9,040.690         5.39%
Class C Shares                           William H. Opalka and Lotte S. Opalka, TTEE
                                         U/A/D 6-27-90
                                         The Lotte S Opalka Loving Trust
                                         3825 Ming Tree Drive
                                         New Port Richey,  FL  34652-5743
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Florida Insured        Merrill Lynch, Pierce, Fenner & Smith                          815,118.750         9.48%
Fund Class A Shares                      For the Sole Benefit of its Customers
                                         Attn: Fund Administration #970G2
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Insured        Merrill Lynch, Pierce, Fenner & Smith                           89,335.400        17.31%
Fund Class B Shares                      For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97DT2
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-8464
                                         -------------------------------------------------------- ----------------- --------------
                                         Citigroup Global Markets Inc.                                   33,000.490         6.39%
                                         00171004765
                                         333 West 34th Street, 3rd Floor
                                         New York, NY 10001-2402
                                         -------------------------------------------------------- ----------------- --------------
                                         Citigroup Global Markets Inc.                                   25,811.350         5.00%
                                         00171004766
                                         333 West 34th Street, 3rd Floor
                                         New York, NY 10001-2402
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Insured        Merrill Lynch, Pierce, Fenner & Smith                           34,465.490        44.13%
Fund Class C Shares                      For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97MG0
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Citigroup Global Markets Inc.                                   11,258.030        14.41%
                                         00121606185
                                         333 West 34th Street, 3rd Floor
                                         New York, NY 10001-2402
                                         -------------------------------------------------------- ----------------- --------------
                                         Citigroup Global Markets Inc.                                   11,258.030        14.41%
                                         00121606329
                                         333 West 34th Street, 3rd Floor
                                         New York, NY 10001-2402.
                                         -------------------------------------------------------- ----------------- --------------
                                         Fay S. Rubin                                                     6,757.240         8.65%
                                         8958 Southeast Riverfront Terrace
                                         Tequesta, FL 33469-1826
                                         -------------------------------------------------------- ----------------- --------------
                                         AG Edwards & Sons, Inc. FBO                                      5,190.680         6.64%
                                         Maria G. Robinson
                                         Account 066-386902
                                         1 North Jefferson Avenue
                                         St. Louis. MO 63103-2287
                                         -------------------------------------------------------- ----------------- --------------
                                         UBS Financial Services, Inc. FBO                                 4,821.220         6.17%
                                         Rosalie Mergaman
                                         3600 Conshohocken Avenue, Apt. 205
                                         Philadelphia, PA 19131-5303
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Idaho Fund             Merrill Lynch, Pierce, Fenner & Smith                          330,729.600         7.13%
Class A Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97CU2
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Idaho Fund             Merrill Lynch, Pierce, Fenner & Smith                          184,109.910        12.65%
Class B Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration 97GP1
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Idaho Fund             Merrill Lynch, Pierce, Fenner & Smith                          187,774.450        12.39%
Class C Shares                           For the Sole Benefit of its Customers
                                         Attn:  Fund Administration SEC# 97MG3
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Fund         Attn: Fund Administration                                    1,496,808.450         5.47%
Class A Shares                           Merrill Lynch, Pierce, Fenner & Smith
                                         For the Sole Benefit of its Customers SEC#97016
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Fund         Merrill Lynch, Pierce, Fenner & Smith                          100,251.870         7.59%
Class B Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97GD0
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Fund         Merrill Lynch, Pierce, Fenner & Smith                           93,573.690        11.70%
Class C Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97EA3
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         National Investor Services FBO                                  41,226.150         5.15%
                                         360-03187-15
                                         55 Water Street, 32nd Floor
                                         New York, NY 10041-0028
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Insured      Merrill Lynch, Pierce, Fenner & Smith                           91,645.240         8.34%
Fund Class C Shares                      For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97EA4
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         US Bancorp Investments Inc.                                     78,461.230         7.14%
                                         FBO 220252661
                                         100 South 5th Street, Suite 1400
                                         Minneapolis, MN 55402-1217
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota              UBS Financial Services Inc. FBO                                272,670.180         5.46%
Intermediate Fund Class A Shares         Stephen M. Watson #2
                                         2801 Benton Blvd.
                                         Minneapolis, MN 55416-4326
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota              Carol J. Arnt TTEE                                             32,5208.110        10.32%
Intermediate Fund Class B Shares         Carol J. Arnt Trust DTD 7-10-95
                                         5483 Woodbury Drive
                                         Woodbury, MN 55129-9634
                                         -------------------------------------------------------- ----------------- --------------
                                         USBancorp Piper Jaffray                                         19,440.520         6.17%
                                         Account 1974-3634
                                         800 Nicollet Mall
                                         Minneapolis, MN 55402-7000
                                         -------------------------------------------------------- ----------------- --------------
                                         NFSC FEBO # U19-176354                                          15,894.570         5.04%
                                         US Bancorp Investments Inc.
                                         FBO 249243521
                                         100 South 5th Street, Suite 1400
                                         Minneapolis, MN 55402-1217
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free Minnesota              USBancorp Piper Jaffray                                        46,3045.170         7.51%
Intermediate Fund Class C Shares         Account 4535-1036
                                         800 Nicollet Mall
                                         Minneapolis, MN 55402-7000
                                         -------------------------------------------------------- ----------------- --------------
                                         Pershing LLC                                                    41,440.030         6.72%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303-2052
                                         -------------------------------------------------------- ----------------- --------------
                                         Pershing LLC                                                    33,620.220         5.45%
                                         P.O. Box 2052
                                         Jersey City, NJ 07303-2052
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Minnesota High-Yield            Merrill Lynch, Pierce, Fenner & Smith                           71,128.450         5.75%
Municipal Bond Fund Class B              For the Sole Benefit of its Customers
Shares                                   Attn: Fund Administration SEC#97KF1
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Minnesota High-Yield            Merrill Lynch, Pierce, Fenner & Smith                           145,935.00        13.41%
Municipal Bond Fund Class C              For the Sole Benefit of Its Customers
Shares                                   Attn: Fund Administration SEC#97KF2
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     86,158.730         7.91%
                                         Account 6651-0545
                                         420 Montgomery Street
                                         San Francisco, CA 94104-1298
                                         -------------------------------------------------------- ----------------- --------------
                                         Andrew Ellis & Harriet A. Ellis JT TEN                          70,249.840         6.45%
                                         5201 Belmont
                                         Minneapolis, MN 55419-1347
                                         -------------------------------------------------------- ----------------- --------------
                                         Raymond James & Associates, Inc.                                55,441.750         5.09%
                                         FBO Kersting BD
                                         Bin# 82860428
                                         880 Carillon Parkway
                                         St. Petersburg, FL 33716-1100
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri Insured       SEI Trust Company                                              357,780.080         8.58%
Fund Class A Shares                      C/O Central Bank
                                         Attn: Mutual Funds
                                         One Freedom Valley Drive
                                         Oaks, PA  19456
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri Insured       Merrill Lynch, Pierce, Fenner & Smith                           34,445.770         5.48%
Fund Class B Shares                      For the Sole Benefit of Its Customers
                                         Attn:  Fund Administration SEC#97DT5
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri               Merrill Lynch, Pierce, Fenner & Smith                           73,837.790        60.57%
Insured Fund Class C Shares              For the Sole Benefit of Its Customers
                                         Attn: Fund Administration SEC#97MG4
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL  32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         Mary Ann Robinson Conservator                                   14,621.420        11.99%
                                         For the Estate of Nelson Gruen
                                         2818 West Lakeview Drive
                                         Poplar Bluff, MO 63901-9296
                                         -------------------------------------------------------- ----------------- --------------
                                         Dessie I. Renard TTEE                                            9,249.670         7.58%
                                         Evert E. & Dessie I. Renard Trust DTD 9/1/1995
                                         500 Bearden Road
                                         Poplar Bluff, MO  63901-3108
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ----------------- --------------
Fund/Class                               Name and Address of Account                                  Share Amount     Percentage
---------------------------------------- -------------------------------------------------------- ----------------- --------------
Delaware Tax-Free New York Fund          Roberta B. Wendel                                              158,850.910        14.09%
Class A Shares                           143 West Haven Road
                                         Ithaca, NY 14850-3025
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free New York Fund          Merrill Lynch, Pierce, Fenner & Smith                           40,879.500        13.30%
Class B Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97L92
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, Fl 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
                                         NFSC FEBO # E89-008141                                          20,100.500         6.54%
                                         Thelma Perl
                                         1117 53rd Street
                                         Brooklyn, NY 11219-3440
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free New York Fund          Raymond James & Associates Inc.                                161,731.420        58.25%
Class C Shares                           FBO Addario J&S
                                         Bin# 46110689
                                         880 Carillon Parkway
                                         St. Petersburg, FL  33716-1100
                                         -------------------------------------------------------- ----------------- --------------
                                         NFSC FEBO # C1Q-658758                                          84,542.260        30.45%
                                         Murray Mayer Trust
                                         Murray Mayer UA 04/29/02
                                         375 West End Avenue, Apt. 1B
                                         New York, NY 10024-6569
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Oregon Insured         Merrill Lynch, Pierce, Fenner & Smith                          199,764.640         6.84%
Class A Shares                           For the Sole Benefit of its Customers
                                         Attn: Fund Administration SEC#97AS4
                                         4800 Deer Lake Drive East, Second Floor
                                         Jacksonville, FL 32246-6484
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Oregon Insured         Janet P. Koennecke                                              74,613.930        14.08%
Class C Shares                           4865 Northwest Neskowin
                                         Portland, OR 97229
                                         -------------------------------------------------------- ----------------- --------------
                                         Wedbush Morgan Securities                                       43,689.420         8.24%
                                         A/C 5041-0790
                                         1000 Wilshire Blvd.
                                         Los Angeles, CA  90017
                                         -------------------------------------------------------- ----------------- --------------
                                         Wells Fargo Investments LLC                                     40,563.710         7.65%
                                         Account 2066-1608
                                         608 2nd Avenue South, 8th Floor
                                         Minneapolis, MN 55402-1916
                                         -------------------------------------------------------- ----------------- --------------
                                         Merrill Lynch, Pierce, Fenner & Smith                           37,080.700         7.00%
                                         For the Sole Benefit of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, Third Floor
                                         Jacksonville, FL 32246-6484
                                         -------------------------------------------------------- ----------------- --------------
                                         James E. Bowden & Benita S. Bowden JTWROS                       28,833.210         5.44%
                                         7455 Southeast King Road, Unit 42
                                         Milwaukee, OR 97222-1983
---------------------------------------- -------------------------------------------------------- ------------------ -------------

         DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., DIAL Holding Company, Inc., Delaware International Holdings Ltd., Delaware International Managers Ltd., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and Delaware International Advisers Ltd. are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

         Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years.

                                                                                                  Number of
                                                                                             Portfolios in Fund
                                                                                              Complex Overseen   Other Directorships
Name, Address and          Position(s) Held    Length of Time      Principal Occupation(s)     by Trustee or    Held by Trustee or
Birthdate                    with Fund(s)          Served            During Past 5 Years           Officer             Officer
------------------------ ------------------- ------------------ ---------------------------- ------------------ --------------------
Independent Trustees
Walter P. Babich              Trustee            15 Years         Board Chairman - Citadel           101                None
2005 Market Street                                                Construction Corporation
Philadelphia, PA 19103                                                (1989 - Present)

October 1, 1927

John H. Durham                Trustee            24 Years(1)          Private Investor               101              Trustee -
2005 Market Street                                                                                                Abington Memorial
Philadelphia, PA 19103                                                                                                Hospital

August 7, 1937                                                                                                  President/Director -
                                                                                                                  22 WR Corporation
Anthony D. Knerr              Trustee            10 Years        Founder/Managing Director -         101                None
2005 Market Street                                               Anthony Knerr & Associates
Philadelphia, PA 19103                                             (Strategic Consulting)
                                                                      (1990 - Present)
December 7, 1938

Ann R. Leven                  Trustee            14 Years          Treasurer/Chief Fiscal            101              Director -
2005 Market Street                                               Officer - National Gallery                          Andy Warhol
Philadelphia, PA 19103                                                     of Art                                    Foundation
                                                                        (1994 - 1999)
November 1, 1940                                                                                                      Director -
                                                                                                                    Systemax Inc.

Thomas F. Madison             Trustee             9 Years         President/Chief Executive          101              Director -
2005 Market Street                                              Officer - MLM Partners, Inc.                     CenterPoint Energy
Philadelphia, PA 19103                                            (Small Business Investing
                                                                       and Consulting)                                Director -
February 25, 1936                                                 (January 1993 - Present)                       Digital River Inc.

                                                                                                                      Director -
                                                                                                                 Rimage Corporation

                                                                                                                      Director -
                                                                                                                  Valmont Industries
                                                                                                                        Inc.

Janet L. Yeomans              Trustee             4 Years         Vice President/Mergers &           101                None
2005 Market Street                                                    Acquisitions -
Philadelphia, PA 19103                                               3M Corporation
                                                                  (January 2003 - Present)
July 31, 1948
                                                                  Ms. Yeomans has held various
                                                                   management positions at 3M
                                                                     Corporation since 1983.

                                                                                                  Number of
                                                                                             Portfolios in Fund
                                                                                              Complex Overseen   Other Directorships
Name, Address and          Position(s) Held    Length of Time      Principal Occupation(s)     by Trustee or    Held by Trustee or
Birthdate                    with Fund(s)          Served            During Past 5 Years           Officer             Officer
------------------------ ------------------- ------------------ ---------------------------- ------------------ --------------------
Officers
Jude T. Driscoll              Chairman           3 Years -         Since August 2000, Mr.              83                 None
2005 Market Street                           Executive Officer     Driscoll has served in
Philadelphia, PA 19103                                          various executive capacities
                                                                  at different times at
March 10, 1963                                                    Delaware Investments(2)

                                                                  Senior Vice President and
                                                                  Director of Fixed-Income
                                                                  Process - Conseco Capital
                                                                         Management
                                                                  (June 1998 - August 2000)

                                                                         Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

Joseph H. Hastings           Executive Vice     Executive Vice     Mr. Hastings has served in         101                 None
2005 Market Street           President and      President and    various executive capacities
Philadelphia, PA 19103      Chief Financial    Chief Financial       at different times at
                                Officer         Officer since        Delaware Investments
December 19, 1949                               August 21, 2003

Richelle S. Maestro           Senior Vice        Chief Legal       Ms. Maestro has served in          101                 None
2005 Market Street         President, Chief     Officer since    various executive capacities
Philadelphia, PA 19103     Legal Officer and    March 17, 2003       at different times at
                              Secretary                               Delaware Investments
November 26, 1957

Michael P. Bishof             Senior Vice          7 Years         Mr. Bishof has served in           101                 None
2005 Market Street           President and                       various executive capacities
Philadelphia, PA 19103         Treasurer                            at different times at
                                                                   Delaware Investments

August 18, 1962

  (1)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
  (2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the each Fund's investment advisor, principal underwriter and its transfer agent.

         Following is additional information regarding investment professionals affiliated with the Funds with their ages and their business experience for the past five years.

                                                                                                 Principal Occupation(s) During
Name, Address and Birthdate          Position(s) Held with the Funds    Length of Time Served              Past 5 Years
Patrick P. Coyne                       Senior Vice President/Deputy            1 Year             During the past five years, Mr.
2005 Market Street                      Chief Investment Officer -                                  Coyne has served in various
Philadelphia, PA 19103-7094                    Fixed Income                                      capacities at different times at
                                                                                                       Delaware Investments.
April 14, 1963

Joseph R. Baxter                     Vice President/Portfolio Manager          4 Years          Vice President/Portfolio Manager -
2005 Market Street                                                                                 Delaware Investments Managers
Philadelphia, PA 19103-7094                                                                        (September 7, 1999 - Present)

July 31, 1958                                                                                   Vice President/Portfolio Manager -
                                                                                                     First Union (1982 - 1999)

                                                                                                    Principal Occupation(s) During
Name, Address and Birthdate     Position(s) Held with the Funds       Length of Time Served                  Past 5 Years
M. L. Conery                    Vice President/Senior Portfolio              5 Years               During the past five years, M. L.
2005 Market Street                          Manager                                                  Conery has served in various
Philadelphia, PA 19103-7094                                                                        capacities at different times at
                                                                                                         Delaware Investments.
November 22, 1958

Andrew M. McCullagh, Jr.        Vice President/Senior Portfolio              5 Years                During the past five years, Mr.
2005 Market Street                          Manager                                                 McCullagh has served in various
Philadelphia, PA 19103-7094                                                                        capacities at different times at
                                                                                                         Delaware Investments.
September 13, 1948


         The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2002.

---------------------------- ------------------------------------------------ ------------------------------------------------------
                                                                                  Aggregate Dollar Range of Equity Securities in
                                Dollar Range of Equity Securities in the          All Registered Investment Companies Overseen
Name                                              Funds                          by Trustee in Family of Investment Companies
---------------------------- ------------------------------------------------ ------------------------------------------------------
Walter A. Babich                                  None                                             Over $100,000
---------------------------- ------------------------------------------------ ------------------------------------------------------
John H. Durham                                    None                                             Over $100,000
---------------------------- ------------------------------------------------ ------------------------------------------------------
Anthony D. Knerr                                  None                                           $10,001 - $50,000
---------------------------- ------------------------------------------------ ------------------------------------------------------
Ann R. Leven                                      None                                            Over $100, 000
---------------------------- ------------------------------------------------ ------------------------------------------------------
Thomas F. Madison                                 None                                           $10,001 - $50,000
---------------------------- ------------------------------------------------ ------------------------------------------------------
Janet L. Yeomans                                  None                                                 None
---------------------------- ------------------------------------------------ ------------------------------------------------------

        The following is are compensation tables listing for each Trustee/Director entitled to receive compensation, the aggregate compensation expected to be received from each investment company noted below during the actual fiscal year and the total compensation received from all investment companies in the Delaware Investments family for the fiscal period ended August 31, 2003 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of August 31, 2003. Only the independent Trustees of the Funds receive compensation from the Funds.

----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
                                                                                                                          Total
                                                                                                                      Compensation
                                                                                                                       from all 32
                                         Voyageur                                                                       Investment
                          Voyageur     Intermediate       Voyageur      Voyageur        Voyageur        Voyageur        Companies
                          Insured        Tax Free        Investment      Mutual          Mutual         Tax Free       in Delaware
    Trustee/Director       Funds           Funds           Trust          Funds         Funds II          Funds       Investments(1)
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Walter P. Babich            $2,577            $912          $1,821         $2,124          $2,156          $2,363          $84,870
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
John H. Durham              $2,276            $867          $1,636         $1,893          $1,920          $2,095          $74,870
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Anthony D. Knerr            $2,291            $870          $1,646         $1,904          $1,932          $2,109          $75,370
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Ann R. Leven                $2,517            $903          $1,784         $2,078          $2,109          $2,310          $82,871
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Thomas F. Madison           $2,427            $890          $1,729         $2,008          $2,038          $2,229          $79,870
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Janet L. Yeomans            $2,427            $890          $1,729         $2,008          $2,038          $2,229          $79,870
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------

------------------------------------------------------------------------------------------------------------------------------------
                        Pension or Retirement Benefits Accrued as Part of each Investment Company's Expenses
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Total
                                                                                                                      Compensation
                                                                                                                       from all 32
                                         Voyageur                                                                       Investment
                          Voyageur     Intermediate       Voyageur      Voyageur        Voyageur        Voyageur        Companies
                          Insured        Tax Free        Investment      Mutual          Mutual         Tax Free       in Delaware
    Trustee/Director       Funds           Funds           Trust          Funds         Funds II          Funds       Investments(1)
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Walter P. Babich            None            None             None           None           None            None            None
------------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- -------------
John H. Durham              None            None             None           None           None            None            None
------------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- -------------
Anthony D. Knerr            None            None             None           None           None            None            None
------------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- -------------
Ann R. Leven                None            None             None           None           None            None            None
------------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- -------------
Thomas F. Madison           None            None             None           None           None            None            None
------------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- -------------
Janet L. Yeomans            None            None             None           None           None            None            None
------------------------------------------------------------------------------------------------------------------------------------

 (1) Each independent Trustee/Director currently receives a total annual retainer fee of $61,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,000 for each meeting. Members of the nominating committee receive additional compensation of $1,500 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $5,000 and $1,000, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000.

------------------------------------------------------------------------------------------------------------------------------------
                                            Estimated Annual Benefits Upon Retirement(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Voyageur
                                               Intermediate        Voyageur
                             Voyageur            Tax Free         Investment          Voyageur          Voyageur        Voyageur Tax
Trustee/Director(2)        Insured Funds          Funds              Trust          Mutual Funds     Mutual Funds II      Free Funds
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Walter P. Babich              $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
John H. Durham                $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Anthony D. Knerr              $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Ann R. Leven                  $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Thomas F. Madison             $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Janet L. Yeomans              $61,000            $61,000            $61,000           $61,000            $61,000           $61,000
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------

 (2) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of August 31, 2003, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as a Trustee/Director, based on the number of investment companies in the Delaware Investments family as of that date.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. The Audit Committee of the Funds consists of the following three independent trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held four meetings during the Funds' last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. The Nominating Committee of the Funds currently consists of the following two trustees/directors appointed by the Board: Anthony D. Knerr, Chairperson and John H. Durham, both of whom are independent. The
Nominating Committee held one meeting during the Funds' last fiscal year.

GENERAL INFORMATION

         The shares of the Funds constitute separate series of parent entities, which are open-end investment companies. Each Fund is non-diversified as defined by the Investment Company Act of 1940. Below shows each Fund's original and current form of organization.

------------------------------------------------ ----------------------------------------- -----------------------------------------
Parent                                             Original Form of Organization (date)       Current Form of Organization (date)
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Insured Funds                                    Minnesota Corporation                     Delaware Business Trust
Tax-Free Arizona Insured Fund                               (January 6, 1987)                         (November 1, 1999)
Tax-Free Minnesota Insured Fund
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Intermediate Tax Free Funds                      Minnesota Corporation                     Delaware Business Trust
Tax-Free Minnesota Intermediate Fund                        (January 21, 1985)                        (November 1, 1999)
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Investment Trust                              Massachusetts Business Trust              Massachusetts Business Trust
Tax-Free California Insured Fund                           (September 16, 1991)                      (September 16, 1991)
Tax-Free Florida Fund
Tax-Free Florida Insured Fund
Tax-Free Missouri Insured Fund
Tax-Free Oregon Insured Fund
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Mutual Funds                                     Minnesota Corporation                     Delaware Business Trust
Tax-Free Arizona Fund                                        (April 14, 1993)                         (November 1, 1999)
Tax-Free California Fund
Tax-Free Idaho Fund
Tax-Free New York Fund
Minnesota High-Yield Fund
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Mutual Funds II                                  Minnesota Corporation                     Delaware Business Trust
Tax-Free Colorado Fund                                      (January 13, 1987)                        (November 1, 1999)
------------------------------------------------ ----------------------------------------- -----------------------------------------
Voyageur Tax Free Funds                                   Minnesota Corporation                     Delaware Business Trust
Tax-Free Minnesota Fund                                    (November 10, 1983)                        (November 1, 1999)
------------------------------------------------ ----------------------------------------- -----------------------------------------

         The Board of Trustees is responsible for overseeing the performance of the Funds' investment Manager and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment Manager.

         The investment performance of the fund's assets managed by the investment Manager.

         The fair market value of the services provided by the investment
Manager.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         The extent to which the investment Manager has realized or will realize economies of scale as the fund grows.

         Other benefits accruing to the investment Manager or its affiliates from its relationship with the Funds.

         The investment Manager's management of the operating expenses of the Funds, such as transaction costs, including how portfolio transactions for the Funds are conducted and brokers are chosen.

         In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Portfolio and quality of other services provided to the Funds in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Manager, and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board considered that the Manager recently instituted a number of changes to the Delaware Investments investment process designed to bolster the services provided to the Funds. Such improvements included refinements to the usage of competitive peer group portfolio information and qualitative tools in the investment decision making process, especially in the area of monitoring risk and volatility. The Board also considered that the Manager recently instituted a number of changes necessary to operate in this heightened regulatory environment, most recently responding to new requirements imposed by Rule 35d-1, Regulation S-P, changes in the corporate governance rules and the Sarbanes-Oxley Act. The Board found that overall the Funds' fees to be in line with fees charged to comparable funds in the industry and noted, where relevant, that the investment Manager had implemented fee waivers to reduce the fees of certain Funds.

         The Board also reviewed the quality of services performed by the investment Manager's affiliates on behalf of the Funds, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment Manager's affiliate for the quality of service it provided to the Funds investors.

         The Manager and its affiliate Delaware International Advisers Ltd. manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware VIP Trust in Appendix B.

         The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of the Class A Shares, after allowances to dealers, as follows:

------------------------------------------- -------------------------------------------- -------------------------------------------
                                                                                                  Underwriting Commissions
                                                 Total Underwriting Commissions                    Retained by Underwriter
                                            -------------------------------------------- -------------------------------------------
                                                     Fiscal year ended 8/31                       Fiscal year ended 8/31
                                            -------------------------------------------- -------------------------------------------
Fund                                             2003           2002           2001           2003           2002           2001
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Arizona Fund                           $51,983       $148,430        $98,559         $7,297        $19,790       $15,782
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Arizona Insured Fund                  $299,923       $269,613       $161,516        $36,679        $42,447       $27,573
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free California Fund                       $127,568        $51,096        $43,297        $15,919         $6,944        $8,139
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free California Insured Fund                $56,510        $42,348        $60,983         $7,447         $6,985        $3,923
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Colorado Fund                         $403,094       $307,326       $358,309        $47,613        $48,816       $45,997
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Florida Fund                           $30,473        $29,307        $34,210         $3,942         $4,438        $5,709
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Florida Insured Fund                  $115,078        $67,798        $39,438         $5,379         $5,420        $5,079
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Idaho Fund                            $416,909       $238,346       $132,794        $54,962        $33,251       $20,554
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Fund                        $433,443       $286,183       $302,517        $49,242        $46,253       $37,380
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Insured Fund                $405,484       $209,747       $159,850        $52,150        $35,425       $27,490
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Intermediate Fund            $92,096        $57,333        $39,661        $14,769         $9,432        $6,474
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------

------------------------------------------- -------------------------------------------- -------------------------------------------
                                                  Total Underwriting Commissions                  Underwriting Commissions
                                                                                                   Retained by Underwriter
                                            -------------------------------------------- -------------------------------------------
                                                     Fiscal year ended 8/31                       Fiscal year ended 8/31
                                            -------------------------------------------- -------------------------------------------
Fund                                             2003           2002           2001           2003           2002           2001
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Minnesota High-Yield Fund                      $136,522        $68,469        $67,808        $16,971        $10,329       $12,241
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Missouri Insured Fund                  $49,812        $44,851        $54,933         $6,900         $6,602        $6,607
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free New York Fund                          $17,914         $7,701        $10,850         $2,155         $1,120        $1,458
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Oregon Insured Fund                   $193,588        $70,932        $66,297        $24,860        $10,908       $10,110
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

           --------------------------------------------------------------------------------------------------------------
                                                       Limited CDSC Payments
           --------------------------------------------------------------------------------------------------------------
                                                          Class A Shares
           --------------------------------------------------------------------------------------------------------------
                                                                             Fiscal year ended 8/31
                                                       ------------------------------------------------------------------
           Fund                                                 2003                  2002                   2001
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Arizona Fund                                 ---                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Arizona Insured Fund                      $5,000                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free California Fund                              ---                    ---                 $681
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free California Insured Fund                      ---                    ---                 $104
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Colorado Fund                            $10,056                 $1,712               $1,257
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Florida Fund                                 ---                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Florida Insured Fund                        $500                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Idaho Fund                                   ---                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Minnesota Fund                           $10,071                    ---                 $483
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Minnesota Insured Fund                       ---                    ---                 $154
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Minnesota Intermediate Fund                  ---                    ---                 $417
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Minnesota High-Yield Fund                             ---                    ---                 $687
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Missouri Insured Fund                        ---                    ---                   $7
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free New York Fund                                ---                    ---                  ---
           ------------------------------------------- --------------------- ---------------------- ---------------------
           Tax-Free Oregon Insured Fund                          ---                    ---                  $75
           ------------------------------------------- --------------------- ---------------------- ---------------------

       The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

           --------------------------------------------------------------------------------------------------------------
                                                           CDSC Payments
           --------------------------------------------------------------------------------------------------------------
                                                          Class B Shares
           --------------------------------------------------------------------------------------------------------------
                                                                            Fiscal year ended 8/31
                                                       ------------------------------------------------------------------
           Fund                                                2003                   2002                2001
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Arizona Fund                              $43,418                $1,537              $11,457
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Arizona Insured Fund                      $30,164               $23,438               $5,665
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free California Fund                           $35,224               $34,817              $48,808
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free California Insured Fund                   $12,662                $6,050               $5,074
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Colorado Fund                             $45,798               $49,182              $36,392
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Florida Fund                               $3,124                $6,251              $14,559
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Florida Insured Fund                       $9,216                $5,478              $10,136
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Idaho Fund                                $14,523               $16,347              $19,351
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Fund                            $22,944               $18,324              $38,975
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Insured Fund                    $19,940               $14,773              $15,183
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Intermediate Fund                $5,654                  $444                  $91
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Minnesota High-Yield Fund                          $18,889               $29,078              $17,956
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Missouri Insured Fund                      $2,307               $10,799              $18,981
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free New York Fund                              $6,138                $3,522               $4,305
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Oregon Insured Fund                       $16,434                $5,782               $4,689
           ------------------------------------------- ---------------------- --------------------- ---------------------

       The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

           --------------------------------------------------------------------------------------------------------------
                                                           CDSC Payments
           --------------------------------------------------------------------------------------------------------------
                                                          Class C Shares
           --------------------------------------------------------------------------------------------------------------
                                                                              Fiscal year ended 8/31
                                                       ------------------------------------------------------------------
           Fund                                                  2003                   2002                  2001
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Arizona Fund                                 $349                  $130                  ---
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Arizona Insured Fund                       $4,954                $8,059                 $150
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free California Fund                            $3,637                $1,687                 $223
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free California Insured Fund                    $1,179                  ---                $5,000
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Colorado Fund                             $10,918                $2,146                 $224
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Florida Fund                                 $485                  ---                   ---
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Florida Insured Fund                         $570                  ---                   ---
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Idaho Fund                                 $9,813                $1,647                  $12
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Fund                             $1,484                $1,166                 $869
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Insured Fund                     $4,124                  $592                 $708
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Minnesota Intermediate Fund                $2,033                $3,391                 $398
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Minnesota High-Yield Fund                             $546                $2,444                  $89
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Missouri Insured Fund                        $527                  $108                   $6
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free New York Fund                                ---                   $622                  ---
           ------------------------------------------- ---------------------- --------------------- ---------------------
           Tax-Free Oregon Insured Fund                        $2,771                $2,557                 $119
           ------------------------------------------- ---------------------- --------------------- ---------------------

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:

                              Shareholder Accounts     $21.25 Per Annum
                              Retirement Accounts      $30.00 Per Annum

         These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, is custodian of each Fund's securities and cash. As custodian for the Funds, Mellon maintains a separate account or accounts for each Fund, receives, holds and releases portfolio securities on account of each Fund, receives and disburses money on behalf of each Fund, and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Each Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

         While all shares have equal voting rights on matters affecting each corporate entity, shareholders of each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve a Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of that Fund, and in gains on and income from the portfolio of such Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Effective June 9, 1997, the names of the Funds were changed as follows:

Previous Name                                                    New Name
Voyageur Arizona Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Arizona Insured Fund
Voyageur Arizona Tax Free Fund                                   Delaware-Voyageur Tax-Free Arizona Fund
Voyageur California Insured Tax Free Fund                        Delaware-Voyageur Tax-Free California Insured Fund
Voyageur California Tax Free Fund                                Delaware-Voyageur Tax-Free California Fund
Voyageur Colorado Tax Free Fund                                  Delaware-Voyageur Tax-Free Colorado Fund
Voyageur Florida Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Florida Insured Fund
Voyageur Florida Tax Free Fund                                   Delaware-Voyageur Tax-Free Florida Fund
Voyageur Idaho Tax Free Fund                                     Delaware-Voyageur Tax-Free Idaho Fund
Voyageur Minnesota Limited Term Tax Free Fund                    Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
Voyageur Minnesota Insured Fund                                  Delaware-Voyageur Minnesota Insured Fund
Voyageur Minnesota Tax Free Fund                                 Delaware-Voyageur Tax-Free Minnesota Fund
Voyageur Minnesota High-Yield Municipal Bond Fund                Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund
Voyageur Missouri Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Missouri Insured Fund
Voyageur New York Tax Free Fund                                  Delaware-Voyageur Tax-Free New York Fund
Voyageur Oregon Insured Tax Free Fund                            Delaware-Voyageur Tax-Free Oregon Insured Fund

         Effective August 16, 1999, the names of the Funds were changed as follows:

Previous Name                                                               New Name
Delaware-Voyageur Tax-Free Arizona Insured Fund                             Delaware Tax-Free Arizona Insured Fund
Delaware-Voyageur Tax-Free Arizona Fund                                     Delaware Tax-Free Arizona Fund
Delaware-Voyageur Tax-Free California Insured Fund                          Delaware Tax-Free California Insured Fund
Delaware-Voyageur Tax-Free California Fund                                  Delaware Tax-Free California Fund
Delaware-Voyageur Tax-Free Colorado Fund                                    Delaware Tax-Free Colorado Fund
Delaware-Voyageur Tax-Free Florida Insured Fund                             Delaware Tax-Free Florida Insured Fund
Delaware-Voyageur Tax-Free Florida Fund                                     Delaware Tax-Free Florida Fund
Delaware-Voyageur Tax-Free Idaho Fund                                       Delaware Tax-Free Idaho Fund
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund                      Delaware Tax-Free Minnesota Intermediate Fund
Delaware-Voyageur Minnesota Insured Fund                                    Delaware Minnesota Insured Fund
Delaware-Voyageur Tax-Free Minnesota Fund                                   Delaware Tax-Free Minnesota Fund
Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund                  Delaware Minnesota High-Yield Municipal Bond Fund
Delaware-Voyageur Tax-Free Missouri Insured Fund                            Delaware Tax-Free Missouri Insured Fund
Delaware-Voyageur Tax-Free New York Fund                                    Delaware Tax-Free New York Fund
Delaware-Voyageur Tax-Free Oregon Insured Fund                              Delaware Tax-Free Oregon Insured Fund

Noncumulative Voting
         Each investment company's shares have noncumulative voting rights which means that the holders of more than 50% of the shares an investment company voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP for the fiscal year ended August 31, 2003 are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

         The following information is a brief summary of particular state factors effecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

         Bond ratings received on a state's general obligation bonds, if any, are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

         2. Nature of, and provisions of, the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors' rights.

         A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix C.

         The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting the Tax-Free Arizona Funds
         Economic Condition and Outlook. A little more than two-and-a-half years into this bold new millennium, "irrational exuberance" has been starkly replaced by goals focused on profitability instead of promises, pressures of financial prudence and accountability, and realistic rather than speculative business models. Many bold, aggressive companies once deemed high achievers have been rendered "bottomed out" and their business models and goals discarded, respectfully, as obsolete and misguided. During a time of near euphoric optimism and growth, Arizona's economy charged into the new millennium with great zeal. As one of the fastest job growing states in 2000, Arizona faced such economic pressures as how to find enough workers to meet business demand. Just two years ago, for example, Phoenix-Mesa and Tucson MSAs (metropolitan statistical areas) were showing incredibly low unemployment rates of about 2.6 percent.


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         The July 2001 jobless figures, however, show the Phoenix-Mesa MSA at
5.4 percent and Tucson at 4.7 percent. Additionally, Arizona's businesses slowed job growth from an annual average of nearly 4 percent in 2000 to only 1 percent in 2001. Moreover, Arizona's economy is expected to slow even further in 2002. The Arizona Department of Economic Security, Research Administration ("RA") expects a loss of almost 1 percent of jobs for 2002 in its 2002-03 employment forecast update.

         After 20 years of employment growth, represented by growth of more than 1,215,000 non-farm jobs, Arizona is expected to show a loss of nearly 21,000 jobs in 2002. A modest economic upturn is expected to begin building momentum in the second half of 2002 and into the following year, with jobs growing at an annual average pace of almost 2 percent in 2003. This represents a gain of almost 40,000 jobs in 2003. Thus, RA's forecast update sees Arizona's businesses adding slightly more than 19,000 jobs over the two-year period.

         Generally, the major difference with this forecast update and RA's March forecast is that Arizona's economy has continued to slow in 2002, slightly more than earlier expected, and it seems clearer now that 2003 will not likely recover as fast or robustly as earlier predicted. This economic recovery job growth is one in which businesses are expected (by shareholders, investors, and responsible management) to be very deliberate, yet cautious, while working through these slower, difficult times toward profitability.

         Arizona's goods-producing industries are anticipated to shed nearly 23,000 jobs over the 2002-03 period. Meanwhile, service-producing industries are projected to add slightly more than 42,000 jobs.

         Recent figures for manufacturing have only hinted at the industry leveling off from the losses that began nearly two years ago. However, recent announcements suggest additional layoffs may yet come in the near future as national and global manufacturing companies continue to grapple with costs and projections of slower demand. RA expects manufacturing jobs will decline by more than 12,000 over the two-year forecast horizon. Most of these losses are expected in 2002 as the industry pares down nearly 6 percent of its workforce. The forecast for 2003 is for some improvement, as levels simply remain flat.

         Fueled with low interest rate financing and relatively vibrant demand for housing, Arizona's construction industry has endured a decade of strong growth. Between 1991 and 2001, annual average figures show that Arizona's economy added more than 87,000 construction jobs. RA's forecast calls for a slow decline of 9,500 construction jobs over the two-year period. About 80 percent of these losses are anticipated to occur in 2002.
Mining is forecast to lose 1,000 jobs, nearly an 11 percent industry decline in employment. As earlier cited, extended downward pressure on this industry is expected beyond 2003.

         Arizona's trade industry is forecast to add 17,000 jobs in the 2002-03 period. Despite being a rough year for consumers who dealt with unrelenting news of corporate scandals, job losses, and terrorist threats, they kept pending. However, as the events of the year proceeded, it was becoming clear that consumers were growing increasingly concerned.

         Additionally, Arizona's economy was dealt a series of economic blows as the recent drought sharply curtailed winter and summer activity in trade and services (of which many are tourism industries). This only worsened as fires ravaged several areas of the State, resulting in park closures and the loss of homes and businesses. And if all that wasn't bad enough, weather forecasts into this coming 2002-03 season strongly suggest another drought-stricken period awaits. In all, RA's forecast calls for an increase of slightly more than 2,000 trade jobs in 2002 and nearly 15,000 in 2003.

         Service is another industry largely affected by tourism, but as well by business activity. One of the most devastated of sectors has been that of hotels and lodging. Not only was the slowing economy braking employment growth, the events that followed the September 11th terrorist attacks crippled consumer travel. As earlier mentioned, all of this was adversely compounded with the drought, fires, and park closures. This comes especially hard to an industry that, for several earlier years, invested in remodeling, expansions, and building new facilities across the State. One sector that remains strong through the forecast horizon is health services. It is one of the fastest job-growing sectors.

         The service industry is forecast to shed 5,000 jobs in 2002 and gain slightly more than 14,000 in 2003. Thus, for the 2002-03 forecast period, better than 9,000 jobs are expected.

         The transportation, communications, and public utilities group is forecast to lose more than 4,000 jobs in the two-year period. Job losses are expected in 2002, with a slight improvement of modest gains in 2003.


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         Transportation and communication sectors are expected to face continued
pressure to control costs in the wake of retracted or, at best, tepid demand. Airlines, through competitive pricing, have struggled to achieve profitability, but it hasn't come easily. Public utility jobs have been fueled by the relative strong growth in the State's population and housing development.

         Arizona's finance, insurance, and real estate group is forecast to show an increase of nearly 1,500 jobs for 2003, or growth of about 1 percent. Financial sectors have been digesting the increased risks that often come with a slowing economy. As well, financial and investment sectors are grappling with controlling their own costs amidst public scrutiny and scorn.

         As reported by recent figures from the American Bankruptcy Institute, bankruptcies in Arizona achieved a record level in 2001 and the trends through the second quarter of 2002 are not looking better. Real estate buying and investment has spurred mortgage financing and refinancing, but this also comes with consumers struggling to consolidate debt.

         In conclusion, Arizona's economy has continued to weaken in 2002. While RA's earlier forecast showed similar trends of a loss of jobs in 2002 and a recovery in 2003, this update has reasoned a more modest economic recovery in 2003 is likely to follow the slightly increased layoffs of 2002.

         General Fund. The General Fund ended the June 30, 2002 fiscal year with $560.478 million in unreserved fund balance and a $152.338 million reserved fund balance for a total fund balance of $712.816 million. This compares to the previous year total fund balance of $1.309 billion. Included in the $152.338 million reserved fund balance is $67.7 million for the Budget Stabilization Fund. The Budget Stabilization Fund is a form of "Rainy Day Fund" established by the Legislature in 1991.

         Cash Management. The responsibility for cash management of the State is shared by the Office of the Treasurer ("Treasurer") and the General Accounting Office of the Department of Administration, Financial Services Division ("GAO"). The Treasurer is responsible for the depository, custodial and investment functions of cash. The GAO is responsible for drawing down monies available for State functions and the expenditure or disbursement of those monies. The State requires that Treasurer's deposits and investments with financial institutions be entirely covered by Federal depository insurance or alternatively collateralized with surety equal to 102% of the deposit or investment. Component units may have collateralization policies that differ from those of the Treasurer. The Legislature has passed statutes authorizing State investments. The Treasurer deposits receipts in accordance with applicable statutes and invests excess cash of the General Fund and various other funds. All interest, not otherwise apportioned by law, is deposited in the General Fund. Investment earnings for the General Fund totaled $61.2 million for the fiscal year ended June 30, 2002.

         Debt Administration. The Arizona Constitution, under Article 9 Section 5, provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State, including the Enterprise Funds and the University Funds, finances most of its major capital needs by lease purchase transactions and issuing revenue bonds and grant anticipation notes. Lease purchase transactions are funded by certificates of participation Revenue bonds and grant anticipation notes are funded by dedicated revenue sources.

         The particular source of payment and security for each of the Arizona municipal bonds is detailed in the debt instruments themselves and in related offering materials. There can be no assurances with respect to whether the market value or marketability of any of the Arizona municipal bonds issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, it should be noted that the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State, are subject to limitations imposed by Arizona's Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, the State legislature cannot appropriate revenues in excess of 7% of the total personal income of the State in any Fiscal Year. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

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

         In 1994, the Arizona Supreme Court held that the state school financing scheme, with its reliance on disparate property tax assessments for wealthy and poor school districts, violated Article XI of the Arizona State Constitution which requires a "general and uniform public school system." In 1998, the Legislature passed a plan that reformulates education funding by providing $350 million of state funds to build new schools and places a statutory cap on the amount of bond indebtedness a school district may incur. Essentially, the legislation replaces general obligation bonding with a centralized state funded system. The bill should not affect the payment of debt service on any school district's bonds since the debt service on school district bonds is levied and collected directly by the counties on behalf of the school districts.

         Each Arizona Fund is susceptible to political, economic or regulatory factors affecting issuers of Arizona municipal obligations. These include the possible adverse effects of certain Arizona constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Arizona and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Arizona or contained in Official Statements for various Arizona municipal obligations.

Factors Affecting the Tax-Free California Funds
         Economic Outlook. The California economy was growing slowly as 2002 came to a close. California experienced modest job growth and good personal income growth in the first half of 2002, but the budding recovery stalled in the second half with employment falling. As the year drew to a close, the state's important high-tech sector was still struggling.

         Like the nation, California is experiencing a jobless recovery. Although employment and total state personal income posted gains in the first half of 2002, the improvement faltered at mid-year. The state lost jobs between June and November, and personal income likely fell in the third quarter. In addition, unemployment failed to improve, as the rate varied between 6.4 % and 6.5% from March to November 2002. Employment grew by about 4,600 jobs per month, on average, in the first 11 months of 2002, a small amount, but an improvement over an average monthly loss of 16,100 jobs in 2001. Instrumental in that swing were sharp drops in the rate of job losses in business services and high-tech manufacturing; improved job growth in retail trade; and a swing from job losses to job gains in wholesale trade.

         Declining exports of California-merchandise contributed to the state economy's sluggishness in 2002. Exports were 16% below year-earlier levels in the first three-quarters. Exports to Mexico, the leading destination for California-made merchandise, held up relatively well, slipping only 2%. One of California's largest services exports - tourism - has yet to recover to pre-September 11 levels. The "drive-to" markets, like San Diego, are doing quite well, but "fly-to" markets that depend on out-of-state and foreign visitors continue to struggle.

         Additional significant risks to the California outlook come from the energy sector. The current electric power situation results from a complex set of circumstances arising from a steep rise in demand though the Western United States, sharply higher natural gas prices exacerbated in California by the break in a key pipeline in the summer of 2000, and a dysfunctional wholesale electricity market in which prices have soared to levels several times the actual cost of the least efficient, most expensive production in the region.

         The outlook for the California economy in 2003 depends heavily on the fate of the national economy, as California awaits an improvement in the economy at the nation level. On balance, the outlook is for slow growth in 2003 and moderate growth in 2004.

         Revenues and Expenditures. The Legislative Analyst's Office, in its November 2002 report, estimated that the General Fund (the main operating fund of the State) will end the 2002-03 fiscal year with a deficit of $6.1 billion. This estimated deficit is $7.1 billion lower than the $1.0 billion positive balance that was projected when the 2002-03 Budget Act was adopted. The year ending June 30, 2004, is facing a cumulative year-end deficit of $21.1 billion, absent any corrective action. If California's economy continues to lag and fails to experience the expected growth in the second half of 2003, this deficit could be billions higher.

         This expected decline in the State's finances is a result of lower revenues from a weak economy and a $10 billion mismatch between expenditures and revenues under the current law. Actions to resolve the deficit in the future will be more difficult because many of the one-time actions used in the 2002-03 budget cannot be replicated. The 2003-04 Governor's Budget, issued on January 10, 2003, estimates that the General Fund will end the fiscal year with a deficit of $34.6 billion. The Governor's Budget provides for the elimination of this deficit by proposing $20.7 billion in cuts and savings, $8.2 billion in state-local realignment supported by revenue increases, $1.9 billion in fund shifts, $2.1 billion in transfers and revenue, and $1.7 billion in loans and borrowing.

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

         Limitation on Taxes. Certain California municipal obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to the rate of inflation, not to exceed 2% per year or decline in value, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13 and on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.

         Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

         Appropriations Limits. California and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 by Proposition 111 to follow more closely growth in California's economy.

         "Excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school districts and community college districts (collectively, "K-14 districts") and the other 50% is to be refunded to taxpayers. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

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

         Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of
Article XIIIA or Article XIIIB on California Municipal Obligations (as defined below) or the ability of California or local governments to pay debt service on such California Municipal Obligations. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

         Obligations of the State of California. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $20.5 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $6.4 billion of unissued non-self liquidating general obligation bonds as of December 1, 2002.

         In 2002, the State Treasurer implemented a Strategic Debt Management Plan. A principal goal of this plan is to better match the timeframe for repaying debt for infrastructure projects to the useful life of the assets being funded. The plan also reduces debt service in fiscal years 2001-02 through 2003-04 by approximately $2.0 billion and is intended to increase the State's long-term debt capacity to finance California's infrastructure needs. These goals are to be achieved by: 1) shifting from level principal payments to level debt service payments for new bond issues; 2) restructuring existing debt to achieve significant one-time debt service reductions and to expedite the transition to level debt service payments; and 3) implementing recent legislation that authorizes the State to issue variable-rate debt for a portion of its general obligation bond portfolio.

         Other Issuers of California Municipal Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of the County or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

         Bond Ratings. On December 2, 2002, citing the announcement of a projected General Fund budget gap of $34.8 billion for fiscal year 2004, Standard and Poor's lowered its rating on California's general obligation bonds from "A+" to "A." Also, on December 2, 2002, Fitch lowered its rating on California's general obligation bonds from "AA" to "A." Citing financial pressure since 2001, reflecting in part recessionary conditions and an unprecedented drop in personal income tax receipts, Fitch expects the effects of both the economy and the sharply reduced capital gains tax base to continue into 2003-04. On February 10, 2003, Moody's lowered its rating on California's general obligation bonds from "A1" to "A2." As the reason for its action, Moody's cited the magnitude of the imbalance between the State's revenues and expenditures, and the expectation that the State will not be able to sufficiently address the imbalance in the upcoming fiscal year.

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Legal Proceedings. Pending or future legal proceedings may, if decided against the State, require the State to make significant future expenditures or may substantially impair revenues. We are unable to predict what impact, if any, such proceedings may have on the Fund.

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

         Other Considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California Municipal Obligation in a California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

         Each California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations.

Factors Affecting the Tax-Free Colorado Fund
         General. Colorado became the thirty-eighth state of the United States of America when it was admitted to the union in 1876. Its borders encompass 104,247 square miles of the high plains and the Rocky Mountains with elevations ranging from 3,350 to 14,431 feet above sea level. The state's major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services. Given the state's semiarid climate, water resource development, allocation, and conservation are ongoing issues for state management.

         The state maintains a separation of powers utilizing three branches of government - executive, legislative, and judicial. The executive branch comprises four major elected officials - Governor, State Treasurer, Attorney General, and Secretary of State. Most departments of the state report directly to the Governor; however, the Departments of Treasury, Law, and State report to their respective elected officials, and the Department of Education reports to the elected State Board of Education. The elected officials serve four-year terms with the number of terms limited in duration.

         The legislature is bicameral and comprises thirty-five senators and sixty-five representatives who are also term limited. It is a citizen legislature whose general session lasts 120 days beginning in January of each year. Special sessions may be called by the Governor at his discretion and are limited to the topics identified by the Governor. The legislature's otherwise plenary power is checked by the requirement for the Governor's signature of its legislation and by specific limitations placed in the State Constitution by voters. The most significant of these limitations is the restriction related to issuing debt, raising taxes, and changing existing spending limits. From a fiscal perspective, the Joint Budget Committee of the legislature, because of its preparation of the annual budget and supplemental appropriations bills, holds the most important power vested in the legislature. The committee is bipartisan with members drawn from each of the houses of the legislature. The Governor's Office of State Planning and Budgeting develops an executive branch budget proposal, but there is no requirement for the Joint Budget Committee to adopt that proposal.

         The Judicial Branch is responsible for resolving disputes within the state, including those between the executive and legislative branches of government, and for supervising offenders on probation. The branch includes the Supreme Court, Court of Appeals, and district and county courts, served by 256 justices and judges in 22 judicial districts across the state (excluding 17 Denver county court judges). Municipal courts are not part of the state system. There are also seven water courts, one in each of the major river basins. The Judicial Branch budget is appropriated by the legislature, and it is funded primarily from general-purpose revenues of the General Fund.

         Economic Outlook. The tragic and brutal attack on the World Trade Center on September 11, 2001, caused immeasurable physical and mental suffering for the nation and Colorado. The attack also worsened the nation's and Colorado's economic problems. During the fiscal year 2001-02, Colorado's unemployment grew from 3.4 percent to 5.0 percent (after hitting a peak of 5.7 percent in February 2002). With the general constriction of the state economy, inflation was not a significant factor during Fiscal Year 2001-02. The Governor's Office of State Planning and Budgeting identified travel, tourism, technology, and telecommunications as the Colorado sectors hardest hit by the economic slowdown, but cited manufacturing and energy production as strong areas of the state economy.

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


         The Governor's Office of State Planning and Budgeting ("OSPB") anticipates that the Colorado economy will remain on a slow growth path in 2002 and then will begin to strengthen in 2003. In predicting slow near-term growth, OSPB cites causes including the slow national economic recovery, the depth of the advanced technology recession, and the continuing impact of September 11 on travel and tourism. With respect to Colorado's major economic variables at June 20, 2002, the OSPB forecasts that: employment will decline .6 percent in 2002, resume modest growth of 2.3 percent in 2003, and accelerate to 2.9 percent by 2004; unemployment will average 5.2 percent in 2002, 4.8 percent in 2003, and decline to 3.8 percent by 2006; wages, salary, and total personal income growth will continue to be slow through 2002 then will increase through 2004; in-migration is expected to slow to 1.7 percent through 2006 after reaching 2.2 percent in 2001. The Denver-Boulder-Greeley inflation rate is forecasted to be
3.0 percent in 2002 and then average 3.7 percent annually by 2006.

         Revenues and Expenditures. The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. By statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve (the "Unappropriated Reserve"). For fiscal years 1994 and thereafter, the Unappropriated Reserve requirement is set at 4 percent. In addition to the Unappropriated Reserve, a constitutional amendment approved by Colorado voters in 1992 requires the State and local government to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use (the "Emergency Reserve"). The minimum Emergency Reserve is set at 3percent for 1995 and later years. For fiscal year 1992 and thereafter, General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5 percent of Colorado personal income or (ii) 106 percent of the total General Fund appropriations for the previous fiscal year. This restriction does not apply to any General Fund appropriations which are required as a result of a new federal law, a final state or federal court order or moneys derived from the increase in the rate or amount of any tax or fee approved by a majority of the registered electors of the State voting at any general election. In addition, the statutory limit on the level of General Fund appropriations may be exceeded for a given fiscal year upon the declaration of a State fiscal emergency by the State General Assembly.

         On November 3, 1992, voters in Colorado approved a constitutional amendment (the "Amendment") which, in general, became effective December 31, 1992, and restricts the ability of the State and local governments to increase revenues and impose taxes. The Amendment applies to the State and all local governments, including home rule entities ("Districts"). Enterprises, defined as government-owned businesses authorized to issue revenue bonds and receiving under 10 percent of annual revenue in grants from all Colorado state and local governments combined, are excluded from the provisions of the Amendment.

         The provisions of the Amendment are unclear and have required judicial interpretation. Among other provisions, beginning November 4, 1992, the Amendment requires voter approval prior to tax increases, creation of debt, or mill levy or valuation for assessment ratio increases. The Amendment also limits increases in government spending and property tax revenues to specified percentages. The Amendment requires that District property tax revenues yield no more than the prior year's revenues adjusted for inflation, voter approved changes and (except with regard to school districts) local growth in property values according to a formula set forth in the Amendment. School districts are allowed to adjust tax levies for changes in student enrollment. Pursuant to the Amendment, local government spending is to be limited by the same formula as the limitation for property tax revenues. The basis for spending and revenue limits for each fiscal year is the prior fiscal year's spending and property taxes collected in the prior calendar year. Debt service changes, reductions and voter-approved revenue changes are excluded from the calculation bases. The Amendment also prohibits new or increased real property transfer tax rates, new state real property taxes and local district income taxes. There is also a statutory restriction on the amount of annual increases in taxes that the various taxing jurisdictions in Colorado can levy without electoral approval. This restriction does not apply to taxes levied to pay general obligation debt.

         Litigation concerning several issues relating to the Amendment was filed in the Colorado courts. The litigation dealt with three principal issues:
(i) whether Districts can increase mill levies to pay debt service on general obligation bonds without obtaining voter approval; (ii) whether a multi-year lease purchase agreement subject to annual appropriations is an obligation which requires voter approval prior to execution of the agreement; and (iii) what constitutes an "enterprise" which is excluded from the provisions of the Amendment. In September 1994, the Colorado Supreme Court held that Districts can increase mill levies to pay debt service on general obligation bonds issued


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after the effective date of the Amendment; in June, 1995, the Colorado Supreme
Court validated mill levy increases to pay general obligation bonds issued prior to the Amendment. In late 1994, the Colorado Court of Appeals held that multi-year lease-purchase agreements subject to annual appropriation do not require voter approval. Finally, in May, 1995, the Colorado Supreme Court ruled that entities with the power to levy taxes may not themselves be "enterprises" for purposes of the Amendment; however, the Court did not address the issue of how valid enterprises may be created. Litigation in the "enterprise" arena may be filed in the future to clarify these issues.

         The Taxpayer's Bill of Rights ("TABOR"), Article X, Section 20 of the Colorado State Constitution, limits the state's revenue growth to the sum of inflation plus population growth in the previous calendar year.

         State revenues subject to TABOR were $365.7 million below the Fiscal Year 2001-02 limit. In Fiscal Year 2000-01 those revenues exceeded the limit by $927.2 million. This represents a significant swing in state revenues. However, this change is not apparent on the financial statements because in prior years TABOR refunds were reported as reductions of tax revenues. With this treatment, when both the revenues and TABOR refunds decline from a surplus condition, there is no change in the reported revenue. Fiscal Year 2001-02 is the ninth year of state operations under the TABOR revenue limitations. With certain exceptions, the rate of growth of state revenues is limited to the combination of the percentage change in the state's population and inflation based on the Denver-Boulder CPI-Urban index. The exceptions include federal funds, gifts, property sales, refunds, damage recoveries, transfers, and qualified-enterprise-fund revenues. Revenues collected in excess of the limitation must be returned to the citizens unless a vote at the annual election in November allows the state to retain the surplus. TABOR also limits the General Assembly's ability to raise taxes, to borrow money, and to increase spending limits (including the six percent limit on General Fund expenditure growth). With the exception of a declared emergency, taxes can only be raised by a vote of the people at the annual election. Multiple year borrowings can only be undertaken after approval by a vote of the people at the annual election. The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, the TABOR refunds have historically been paid from the General Fund. Therefore, the TABOR revenue, expenditure, debt, and tax-increase limitations are a significant factor in the changing fiscal health of the state's General Fund. In the first three years of operation under TABOR, the state did not exceed the revenue limitation. In Fiscal Years 1996-97 through 2000-01, state revenues exceeded the TABOR limitation by $139.0 million, $563.2 million, $679.6 million, $941.1 million, and $927.2 million, respectively. On the nonbudgetary financial statements, the state recorded a liability in the General Fund at June 30 for these amounts in each fiscal year. The state did not exceed the TABOR limits in Fiscal Year 2001-02; and therefore, no new TABOR liability was recorded during this fiscal year. However, a $48.9 million TABOR liability remains in the entity-wide and fund-level financial statements at year end. This liability represents the outstanding unrefunded TABOR liability from Fiscal Year 2000-01 plus an estimate of future excess refunds. In the past, when the amount of TABOR refund distributed exceeded the total liability for a specific fiscal year, the excess was treated as a reduction of current year sales tax revenue. In the current fiscal year, changing conditions resulted in a different treatment of excess TABOR refunds. The state ended the fiscal year without having distributed all of the prior years' TABOR refunds. In the current year, $69.6 million was refunded in excess of the Fiscal Year 1999-00 and Fiscal Year 1998-99 TABOR refund liabilities. This excess amount, net of the estimated $28.6 million future excess refunds, was offset against the outstanding liability for Fiscal Year 2000-01 which reduced it from $89.9 million to the $48.9 million shown in the financial statements. This treatment resulted in sales tax revenue and ending General Fund fund balance $41.0 million higher than if the excess liability liquidation had been offset against current year sales tax. It is estimated that the remaining $48.9 million will be disbursed in Fiscal Year 2002-03.

         Fiscal Year 2001-02 opened with a $61.6 million reduction in anticipated General Fund revenues setting a pattern of declining revenue expectations that continued throughout the year. By the end of the fiscal year, the General Fund revenue estimates had been reduced by $1.02 billion. The state's revenues were significantly impacted by national events. The General Fund ended the fiscal year with a cash deficit of $525.5 million.

         Total state revenues across all funds for the year ended June 30, 2002 were $10,744,905,000 and expenditures were $10,488,348,000.

         Debt Management. Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions which are subject to annual renewal at the option of the State. In addition, the State is

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authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases which are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes. The Amendment requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise.

         The Colorado Fund is susceptible to political, economic or regulatory factors affecting issuers of Colorado municipal obligations. These include the possible adverse effects of certain Colorado constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Colorado and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Colorado or contained in Official Statements for various Colorado municipal obligations.

Factors Affecting the Tax-Free Florida Funds
         Economic Outlook. As a result of decline in the economic climate in fiscal year ended June 30, 2002, the Florida Legislature acted to reduce appropriations in various areas from the original level. Even though the economy as a whole was weakened in the fiscal year ended June 30, 2002, housing starts spiked to a level of 175,000 units because of low interest rates. Because of this spike, total construction employment grew in the fiscal year. However, construction employment is expected to decrease in the coming year due to weakness in the commercial sector. Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. Transfer payments are typically less sensitive to the business cycle than employment income and act as stabilizing forces in weak economic periods.

         The economic climate of the State in fiscal year ending June 30, 2003 is expected to experience slow growth. Tourism, a cornerstone of the State's economic strength, is expected to rebound as additional efforts are put forth in advertising and travel incentives.

         The State's population is also expected to grow by 299,000 (1.8%) in fiscal year ending June 30, 2003. Population growth provides stimulus to the State's economic expansion.

         Florida's economy has continued to show its strength and resilience. Despite the devastation experienced during the September 11 attacks coupled with the recession, the State's economy is expected to recover.

         Revenues and Expenditures. Governmental funds include general, special revenue, capital projects and debt service funds. Revenues are recognized when they are both measurable and available to finance current expenditures. As of the close of the fiscal year, the State's governmental funds reported a combined ending fund balance of $10.6 billion, with $4.5 billion reported as unreserved fund balance and the remaining amount of $6.1 billion reserved for specific purposes. The General Fund balance at June 30, 2002 totaled $3.3 billion, a decrease of $175 million during the fiscal year. The decrease is the result of the difference between an increase of $370 million of revenue sources exceeding expenditures and an adjustment to decrease the beginning fund balance by $544.7 million primarily for sales tax revenues recorded in the 2000-01 fiscal year rather than the 2001-02 fiscal year.

         Debt Management. Florida's Constitution and statutes require that Florida not run a deficit in its budget as a whole, or in any separate fund within its budget. Rather, its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

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         Section 11 of Article VII of the State Constitution authorizes the
State to issue general obligation bonds and revenues bonds to finance or refinance the cost of state fixed capital outlay projects authorized by law. General obligation bonds are secured by the full faith and credit of the State and payable from the proceeds of various taxes. Revenue bonds are payable from funds that receive legally restricted revenues. The Division of Bond Finance of the State Board of Administration has the responsibility to issue all state bonds.

         Florida's outstanding general obligation bonds at June 30, 2001, totaled approximately $9.4 billion and were issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Bond Ratings. Florida maintains a high bond rating from Moody's Investors Services (Aa2), Standard and Poor's Corporation (AA+) and Fitch, Inc.
(AA) on all State general obligation bonds (confirmed on September 26, 2003). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Litigation. Currently under litigation are several issues relating to state actions or state taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the state's financial position.

         Florida's 1997 tobacco settlement is expected to total approximately $13 billion over the initial 25-year period. As of June 30, 2002, the state has received approximately $3.3 billion from the settlement. The settlement anticipates that the state will use the funds for children's health care coverage and other health-related services and for mandated improvements in state enforcement efforts regarding the reduction of sales of tobacco products to minors.

         Each Florida Fund is susceptible to political, economic or regulatory factors affecting issuers of Florida municipal obligations. These include the possible adverse effects of certain Florida constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Florida and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida municipal obligations.

Factors Affecting the Tax-Free Idaho Fund
         Economic Outlook. Idaho's economy continued to experience the effects of the recession during 2002. It is estimated that Idaho nonfarm employment will decline 1 percent in 2002, Idaho personal income will rise just 4.6 percent, and population will increase 1.2 percent. In comparison, in 2001 nonfarm employment expanded 1.6 percent, personal income rose 3.9 percent, and population grew 1.7 percent. Although the slow growth has been disappointing, it has been growth nonetheless. The outlook calls for nonfarm employment to accelerate slightly through 2005, but remain below 2.5 percent each year. Idaho nominal personal income is expected to rise 5.1 percent in both 2003 and 2004 and 5.5 percent in 2005. Population growth is expected to slow due to economic conditions, averaging around 1.1 percent through 2005.

         Idaho's high-tech firms continued to be hit hard during 2002. The closing of Jabil Circuit will idle an estimated 500 high-tech employees by the end of the year. The closure is another setback during one of the high-tech sector's most challenging periods. The ex-Jabil Circuit employees will join the ranks of the approximately 4,000 other Idaho high-tech employees that have lost jobs during the current U.S. business investment downturn. Idaho's lumber and wood products sector employment is expected to continue to decrease due to lack of available timber. According to federal records, harvests from Idaho national forests fell an astounding 78 percent over the past decade. The toll of this dwindling supply has been high. For example, jobs were lost when the former Boise Cascade mills in Cascade and Emmett ceased operations. Idaho lumber and wood products employment is forecast to go from 11,489 in 2001 to 9,882 in 2005.

         Idaho's economic outlook is expected to improve slightly in 2004 and 2005. The Gem State's total nonfarm employment growth is expected to average 1.5 percent in 2003 and 2.1 percent in 2004. Most of the State's employment growth will continue to come from the constantly evolving services-producing sector.


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         Highlights of Idaho's recent economic performance include the following: personal income grew 3.9 percent in 2001 and is estimated to have grown 4.6 percent in 2002; per capita income grew 2.2 percent in 2001 and is estimated to have grown 3.3 percent in 2002; real (inflation-adjusted) personal income grew 1.8 percent in 2001 and is estimated to have grown 3.0 percent in 2002; real (inflation-adjusted) per capita personal income grew by 0.2 percent in 2001 and is estimated to have grown by 1.8 percent in 2002; population grew by 1.7 percent in 2001 and is estimated to have grown by 1.2 percent in 2002.

         Revenues and Expenditures. According to State of Idaho law, at no time can governmental expenditures exceed appropriations, so that financially-related legal compliance is assured. At fiscal year end, unexpended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or (3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

         The assets of the State exceed its liabilities for the fiscal year ended June 30, 2002, by $6 billion (reported as net assets). Of this amount, $610.8 million (unrestricted net assets) may be used to meet the State's ongoing obligations to citizens and creditors. In fiscal year 2002, the State's total net assets decreased by $297.2 million. Net assets of governmental activities decreased by $320.6 million, while net assets of business-type activities increased by $23.4 million.

         As of the close of the fiscal year, the State's governmental funds reported combined ending fund balances of $1.4 billion, with $773.6 million reserved for specific purposes and $589.5 million unreserved. This includes the General Fund's unreserved fund balance of $324.3 million.

         As a result of a November 1998 Master Settlement Agreement between the five largest tobacco manufacturers and 46 states, Idaho expects to receive approximately $711 million during its first 25 years of receipts. The annual payments are to be received in perpetuity, subject to numerous adjustments. The Millennium Fund, reported as part of the General Fund, was established by the Legislature to account for the money received and only allows earnings from the fund to be spent, while the annual settlement payments will continue to build up the principal. Fiscal year 2001's appropriation of $2.3 million was largely dedicated to tobacco related programs (e.g., health care, cessation programs, and research). The amount available for appropriation will grow as the principal and the earnings grow in coming years.

         Debt Management. The State of Idaho has no outstanding general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify that the Legislature shall not create any debts or liabilities, except in extreme emergencies, unless authorized by law then approved by the people in a general election. The section shall not apply to liabilities incurred for ordinary operating expenses, nor shall it ally to debts or liabilities that are repaid by the end of the fiscal year. The debts or liabilities of independent public bodies corporate and politic created by law and which have no power to levy taxes or obligate the general fund of the State are not debts or liabilities of the State of Idaho. The provisions of this section shall not make illegal those types of financial transactions that were legal on or before November 3, 1998.

         By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available state funds or accounts, as well as external tax anticipation notes which were sold in the open market. All notes issued by the state must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.

         Article VIII, Section 2A, of the Idaho Constitution was created in November 2000 to establish the Municipal Bond Bank Authority. The Municipal Bond Bank Authority is empowered to purchase the bonds, notes, or other obligations of a municipality issued or undertaken for any purpose authorized by law. The Authority is authorized to lend money to a municipality with such loans to be secured by bonds, notes, or other obligations of the municipality issued or undertaken as authorized by law.

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         At fiscal year-end 2002, the State had $380.9 million in bonds and notes outstanding versus $297.9 million the prior year, an increase of 27.9 percent. New debt resulted from the University of Idaho, Boise State University, and the Idaho State Building Authority issuing revenue bonds in the amounts of $40.8 million, $38.1 million, and $16.1 million respectively, for various projects.

         The credit rating for the State of Idaho did not change during the year. Although the State has no general obligation debt outstanding, Moody's, an investor rating service, has assigned the State an issuer rating of Aa3 with a stable outlook (confirmed on September 26, 2003). Per Moody, Idaho's credit quality is based on its expanding and multifaceted economy, cautious financial management, a track record of conservative cash flow projections, and a diverse General Fund tax base. In addition, the State's conservative debt policies have led to modest debt levels, well below that of most states.

         There can be no assurance that such rating will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including Tax Anticipation Notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         The Idaho Fund is susceptible to political, economic or regulatory factors affecting issuers of Idaho municipal obligations. These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Idaho and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Idaho or contained in Official Statements for various Idaho municipal obligations.

Factors Affecting the Tax-Exempt Minnesota Funds
         Economic Outlook. Minnesota's economy turned in a mixed performance during the 2002 fiscal year. At the close of the 2002 fiscal year, Minnesota's unemployment rate was 4.0 percent, 1.9 percentage points lower than the U.S. average of 5.9 percent, but 0.4 percentage points above the state's unemployment rate at the end of fiscal 2001. During that same period, the U.S. unemployment rate had increased by 1.3 percentage points. Personal income grew at an annual rate of 2.2 percent, barely above the 2.1 percent growth rate observed nationally.

         Payroll employment in Minnesota fell by 1.1 percent during the 2002 fiscal year, well above the U.S. average drop of 0.8 percent. In calendar year 2001, per capita personal income in Minnesota was $33,101, 8.6 percent above the national average. Minnesota ranked 7th among all states in personal income per capita in 2001. In calendar 2000, Minnesota ranked 9th, and was 8.4 percent above the U.S. average.

         The unemployment rate in Minnesota has remained low, but there has been weakness in payroll employment dispersed throughout the state's economy. Manufacturing employment fell by 12,000 jobs during the fiscal year, while employment in the transportation communications and utilities sector fell by almost 10,000 jobs.

         Employment in the retail sector fell by 7,000 jobs, and in the services sector, the fastest growing sector for some years, employment grew by less than 1,000 jobs. Although the decline in manufacturing in Minnesota was slightly less severe than that observed for the rest of the nation, the decline in manufacturing employment over the past two years has brought Minnesota manufacturing employment down to levels last observed in September 1993.

         Minnesota's economy is projected to grow more slowly than the U.S. economy during fiscal 2003. Consistent with that forecast, October payroll employment in Minnesota is more than 7,000 jobs below levels observed at the end of fiscal 2002 when viewed on a seasonally adjusted basis. Nationally, there has been a very small gain in employment over that time. Total wage and salary payments in Minnesota are projected to grow by 2.9 percent in fiscal 2003, the same growth rate as is projected for the national wages. Minnesota personal income is expected to grow by 3.7 percent during the current fiscal year, almost keeping pace with projected national growth of 3.8 percent.

         Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium). The governor's biennial budget is presented to the legislature in January of odd numbered years for the upcoming biennium. State statutes and its constitution require a balanced budget.

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         As of the end of the 2002 fiscal year, the state's governmental funds reported combined ending fund balances of $5.699 billion, a decrease of $408.8 million in comparison with the prior year. Approximately 31 percent ($1.797 billion) of this total amount constitutes unreserved fund balance, which is available for spending in the coming year. However, included in this amount is $1.267 billion that has internally imposed designations, such as state statutory language, which limit resource use. The remaining fund balance of $3.901 billion is reserved to indicate that the money is not available for new spending, but has been dedicated for various commitments.

         The General Fund is the chief operating fund of the state. At the end of the 2002 fiscal year, unreserved fund balance of the General Fund was $539.1 million, while the total fund balance reached $685.5 million. The fund balance of the state's General Fund decreased by $354.2 million during the current fiscal year. This decrease primarily resulted from relatively flat revenues as a result of the economic downturn, instead of the anticipated inflationary increases in income taxes to correspond with increases in grant and subsidies associated with education.

         On December 4, 2002, the Department of Finance released its first forecast for the 2004-05 biennium. The forecast projects a deficit of $4.560 billion in the absence of legislative action during the 2003 legislative session. This deficit resulted from a national economic downturn. The forecast includes a projected deficit of $356 million for the current biennium. As noted above, the budget must be balanced for the biennium based on both state statutes and constitution. Borrowing for operating purposes beyond the biennium is not allowed. The fiscal year 2003 budget must be balanced before June 30, 2003.

         Legislation/Litigation. On May 8, 1998, Minnesota settled its lawsuit with the tobacco industry, resulting in a new revenue stream for the state. A small portion of the settlement ($202 million) was dedicated by the courts for specific purposes and will not be a part of the state's general revenues. A larger portion of the settlement (the one-time payments) was dedicated by the Governor and the legislature to be placed into endowments for specific purposes. The balance (the annual payments) will be deposited into the state's General Fund.

         The 2002 legislature expanded the uses of one-time tobacco settlement funds to allow for short-term borrowing by the state effective July 2003. The legislature created the endowments in response to the 1998 settlement and dedicated the proceeds to medical education and tobacco prevention. Up to five percent of the endowment's value is appropriated each year for health programs. After the recent law changes, appropriations may still be issued for medical education and tobacco prevention, but the state may use endowment balances if necessary to meet short-term cash flow needs.

         At any given time there may be numerous civil actions pending against the state of Minnesota which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues.

         Debt Management. The state debt management policy has four guidelines. The first requires that the ratio of the budgeted biennial debt service expenditures for general obligation bonded debt, paid by transfers from the General Fund, not exceed 3.0% of the total projected biennial General Fund non-dedicated revenues, net of refunds, on a budgetary basis. The ratio of transfers to net non-dedicated revenues for the biennium ending June 30, 2003 is 2.4%. The second and third guidelines state that the general obligation bonded debt should not exceed 2.5% of the total personal income for the state, and also that the total debt of state agencies and the University of Minnesota should not exceed 3.5% of total personal income. These ratios were 1.8% and 2.6%, respectively based on outstanding debt at June 30, 2002 and estimated personal income for the year ended on that date. The fourth guideline states that the total amount of state general obligation debt, moral obligation debt, state bond guarantees, equipment capital leases and real estate leases should not exceed 5.0% of the total personal income for the state. That ratio was 3.2% at June 30, 2002.

         The total amount of State general obligation bonds outstanding on November 1, 2002, was approximately $30 billion. The total amount of general obligation bonds authorized but unissued as of November 1, 2002, was approximately $1.1 billion.

         Fitch IBCA, Inc. rates State of Minnesota general obligation bonds as AAA; Moody's Investor Services also rates Minnesota's general obligation bonds Aa1; and in August 1997, Standard & Poor's raised the state's general obligation bond rating from AA+ to AAA (confirmed on September 26, 2003).

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         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Each Minnesota Fund is susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations. These include the possible adverse effects of certain Minnesota constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided is only a brief summary of the complex factors affecting the financial situation in Minnesota and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations.

Factors Affecting the Tax-Free Missouri Fund
         Economic Outlook. As was the case with the national economy, the Missouri economy has been and remains under strain. The Missouri unemployment rate in November 2001 stood at 4.7 percent. One year later, the unemployment rate rose to 4.8 percent despite a gradually improving national economy. Over the course of the year, this rise in the Missouri unemployment rate represents a loss of about 13,500 jobs. The sagging economy has also depressed the rate of growth in Missouri personal income. After growing by 5.6 percent and 2.5 percent in Fiscal Years 2001 and 2002, respectively, growth of 3.5 percent is expected in Fiscal Year 2003.

         While the Missouri economy is under strain, a modest rebound is expected. The state economy remains diverse with strong presence in health care services and agriculture, as well as the travel and leisure industry. Indeed, employment in health care services has grown from 192,700 in 1990 to 237,000 in November 2002. As the U.S. economy rebounds, growth in the Missouri economy will likely resume.

         Revenues and Expenditures. The slumping economy, federal tax cuts that sap state revenue, and rapidly increasing health care costs have required decisive action each year to balance the budget. While the federal government is allowed to run a deficit, Missouri state government must balance its budget each year.

         Missouri's constitutional revenue and spending limit ("Article X") provides that over time the growth in state revenues and spending cannot exceed the growth in Missouri Personal Income. The Missouri Constitution requires that the revenue and spending limit formula use the personal income figure supplied by the United States Department of Commerce Bureau of Economic Analysis (BEA). The personal income statistics are designed to measure current economic activity. Changes have been made in the methodology for computing the personal income statistics in recent years with significant effect on the state's revenue limit. In 1998 the BEA implemented a change that significantly lowered the revenue and spending limit beginning in Fiscal Year 1999. Personal income is the sum of all wages and salaries, proprietors and rental income, interest and dividend income, and transfer payments (such as social security and welfare). Personal income has never included capital gains made on direct investment in the stock market. In 1998, the BEA concluded that they were including capital gains made by mutual funds that invest in the stock market. The personal income statistics published by the BEA now deduct the value of mutual funds' capital gains from personal income - about a $2 billion reduction in Missouri Personal Income.

         Calculations made pursuant to Article X show that total state revenues for Fiscal Year 2002 were below the total state revenue limit by $1.15 billion--the greatest amount since it was established. The Office of Administration projects that total state revenues will not exceed the total state revenue limit in Fiscal Year 2002 or Fiscal Year 2003. These preliminary calculations are subject to change as actual revenue collections become known and as the federal government revises its estimates of Missouri personal income. In addition, the recent volatility in the stock market, if continued, could have an impact on this projection. As the federal tax cut phases in over the next few years and continues to reduce state revenue growth, Missouri's total state revenues as a percentage of personal income will continue to fall significantly. The calculations also project that total state revenues will be approximately $1.7 billion below the Article X revenue limit in Fiscal Year 2003 and $2.5 billion below the Article X refund limit in Fiscal Year 2008.

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         Tobacco Settlement. In November 1998 the National Association of
Attorney Generals announced a national settlement agreement with five major tobacco companies. Attorney General Jay Nixon accepted the proposed agreement on behalf of the State of Missouri. The agreement is the largest settlement ever achieved by the State of Missouri. Over the next 25 years, the state will receive approximately $4.5 billion before the settlement's adjustments for inflation and discounts.

         In May 2001, Missouri received its first payment of the tobacco settlement proceeds. It is estimated that the state will receive about $164 million during Fiscal Year 2003. The Governor has recommended using a portion of the tobacco settlement proceeds to pay for core health care programs while retaining a portion for the most critical investments that will improve the lives of Missourians in the futures.

         Last year, the Governor recommended that the General Assembly pass legislation that would allow the state to sell a portion of the tobacco settlement proceeds in a process called "securitization." The General Assembly passed SB 1191 (2002) to give the state this option for up to 30 percent of the tobacco settlement proceeds. Tobacco securitizations have been completed by other states and are somewhat similar to revenue bond borrowing.

         Debt Management. Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the state is limited to the amount approved by popular vote plus $1 million.

         The amount of general obligation debt that can be issued by the State is limited to the amount approved by popular vote plus the amount of $1 million. The State's general obligation debt limit at June 30, 2002, was $1,776,000,000 of which $381,505,760 was unissued. General obligation bonded debt (net of amount available in governmental funds) of the State at June 30, 2002 was $865,710,000 and the debt per capita for general obligation debt was $153.20.

         During fiscal year 2002, $55,155,000 of the bonds were retired and no new bonds were issued. At year end, the total general obligation debt outstanding was $923,795,000 and the interest rate range was 4.0-7.5%.

         Ratings. State of Missouri general obligation bond issues are currently rated as follows: Standard & Poor's Rating Services, AAA; Moody's Investors Service, Inc., Aaa; and Fitch IBCA, Inc., AAA (confirmed on September 26, 2003). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Missouri issuers may be unrelated to the creditworthiness of obligations issued by the State of Missouri, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         The Missouri Fund is susceptible to political, economic or regulatory factors affecting issuers of Missouri municipal obligations. These include the possible adverse effects of certain Missouri constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Missouri and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Missouri or contained in Official Statements for various Missouri municipal obligations.

Factors Affecting the Tax-Free New York Fund
         Economic Condition and Outlook. The events of September 11, 2001 had a significant impact on the economies of New York State and the nation. An economic slowdown was already developing, and in early 2001 the Federal Reserve's Open Market Committee had begun a series of dramatic rate reductions in an effort to prevent the slowdown from turning into a serious recession. The annualized rate of growth in the Gross Domestic Product (GDP), a measure of the nation's output of goods and services, averaged 1.1% in the fourth quarter of 2000, but then declined by 0.6% in the first quarter of 2001 and by 1.6% in the second quarter. Business investments were declining and inventories were being reduced, and the pace of consumer spending had slowed somewhat.

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         The attacks on the World Trade Center and the Pentagon generated significant shocks throughout the economy. The New York financial markets were closed for several days, and the travel and tourism industries were particularly hardhit by the shutdown of the air transportation network. The Federal Reserve moved aggressively to maintain the soundness of the financial system, ultimately reducing interest rates to a 40-year low. GDP declined at a 0.3% annualized rate in the third quarter of 2001. The National Bureau of Economic Research declared that a recession had officially begun in March 2001. Although job losses mounted and major parts of the national economy were negatively impacted, the record-low interest rates quickly had a beneficial effect on the economy. The housing market, after a short pause, was energized as buyers flooded the market and outstanding mortgages were refinanced. Under these conditions, home values continued to rise. Auto sales were brisk, aided by zero percent-financing incentives. GDP growth, which had resumed with a 2.7% annualized gain in the fourth quarter of 2001, surged at a 5.0% annualized rate in the first quarter of 2002, helped by stronger consumer spending and a slowing of business inventory reductions.

         As the site of one of the terrorist attacks, the impact on New York State's economy was greater than in other parts of the nation. New York had lagged behind the recovery from the early 1990s recession, and it was only in recent years that the State's economic performance had improved. The rate of job growth had slowly built through the late 1990s, reaching 2.7% in 1999, an increase which ranked 14th among the 50 states. As the economy began to slow in 2000, the State's rate of job growth slipped to 2.1%, and its ranking slid to 23rd. For the first three-quarters of 2001 compared to the same period in 2000, New York's job growth was 0.5%, the same rate as the nation, and ranked 28th among the states. However, after the attacks, employment in New York declined by 1.4% in the fourth quarter of 2001, while national employment declined by 0.8%, and New York's ranking fell to 40th. For the first four months of 2002, employment in the nation has fallen by 1.2% compared to the same period in 2001, and New York's 1.5% decline caused its rank to slip to 44th.

         Unemployment rates have also risen as the economy slowed. Nationally, the unemployment rate reached its low near the end of 2000, and averaged 4% for that year. It began to move up in 2001, with a sharper increase after September. For all of 2001, it averaged 4.9%, and in the first four months of 2002 it has increased to an average of 5.7%. A similar pattern is evident in New York State, where unemployment reached its low in early 2001 and then began to rise. In 2000, the State's rate averaged 4.6%, then 4.9% in 2001, and has averaged 5.9% in the first four months of 2002. Although the gap between the State's unemployment rate and that of the nation's has narrowed in recent years, New York has a higher unemployment rate than most states, ranking 39th highest in 2000, 34th in 2001, and 41st through April 2002.

         The slowdown in the economy also affected income growth. Personal income for the nation increased by 3.7% in 2001, after growing by 7% in 2000. For New York State, personal income growth slowed from 7.1% in 2000 to 3.6% in 2001. Ranking growth rates among the states, New York fell from 14th in 2000 to 30th in 2001. Factors depressing New York's income growth in 2001 included the large number of job losses and the loss of business activity in the area near the World Trade Center site.

         Also contributing to New York's economic slowdown were conditions in the securities industry. The financial services sector is a major industry in the State, and although it only accounted for 2.4% of all jobs in the State in 2000, it was responsible for 12.4% of all wages earned in the State. This income, together with securities firms' profits and the capital gains generated by financial market activity, are the basis for a major source of tax revenues for the State. However, continued losses in the financial markets contributed to a substantial drop in securities industry profits, from a record $21 billion in 2000 to $10.4 billion in 2001. Wall Street operations were also suspended for four days following the World Trade Center attack, and many of the industry's workers were temporarily dispersed, including some who were relocated into neighboring states. Job growth in the industry averaged 5.6% annually between 1996 and 2000, but ceased in 2001, and in the first four months of 2002 securities employment in the State had declined by 8.5% compared to the same period in 2001.

         There has also been a change in the geographic distribution of economic activity in the State. During the economic expansion of the 1990s and into 2000, the downstate regions (New York City (City), Long Island, and the Lower Hudson Valley) were vibrant, and these areas were responsible for almost 72% of the State's job growth and 78% of the personal income growth. Likewise, between 1990 and 2000, over 90% of the State's population growth occurred in the downstate

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regions, while the population declined in many parts of upstate, notably Western and Central New York and the Mohawk Valley. While the City's economy had been slowing before the World Trade Center attack, in its aftermath business activity slowed in lower Manhattan and many of the City's major industries --finance, air transportation, business services, trade, and tourism - were adversely affected. Employment in the City, which had increased at an average rate of 0.3% in the first three quarters of 2001 when compared to the same period in 2000, declined at a rate of 3.1% (or 118,000 jobs) in the fourth quarter. For the first four months of 2002, employment in New York City declined by 3.4% on a year-over-year basis. Job growth has also slowed in the suburbs around the City. In Westchester and Rockland counties, job growth slowed from 2.4% in 2000 to 0.8% in 2001, and now shows no growth in the first four months of 2002. Long Island's economy has held up better, with job growth of 2.3% in 2000 giving way to 0.6% in 2001. Job growth has held steady at 0.6% in the first four months of 2002 when compared to the same period in 2001, and Long Island is one of the few areas in New York State to be reporting job gains in 2002.

         The recession was also taking a toll on the upstate economy prior to September 11. Buffalo and Rochester experienced job losses of 0.7% and 0.3%, respectively, in 2001, and losses of 0.4% and 1.7%, respectively, for the first four months of 2002. Small gains in 2001 have given way to losses in 2002 for Syracuse and Binghamton. Nonetheless, the magnitude of job losses in New York City is much larger than upstate, so just as the downstate region led the State in prosperity, it is now weighing down the State in the recession.

         However, the outlook for New York State is not grim. The current recession does not match the magnitude of the recession of the early 1990s. A recovery is already underway at the national level, and this will help lift the New York State economy in coming months. Seasonally adjusted employment data for New York City already are showing an end to job losses on a month-to-month basis.

         Although the financial markets continue to be buffeted by financial scandals, low corporate profits, and low investor confidence, the Securities Industry Association does not expect industry profits to fall below last year's levels. This will help lift income, and therefore tax revenues, in calendar year 2003. Housing markets remain strong, which helps consumer wealth, but high prices, especially downstate, continue to reflect a supply shortage.

         In the short run, the State's economy will go through a difficult period as the recovery slowly takes hold and spreads. New York City will reassert itself as a major center of commerce, and will benefit from reconstruction spending. Although the current recession will be followed by a new expansion, the strength of that expansion in New York State will be dependent on many factors. As the major engine of recent economic growth, the downstate economy is particularly dependent on the health of the financial industry, investments in transportation infrastructure, the ability of the education system to produce a skilled workforce, the availability of affordable housing, the cost and availability of energy, and the continued attractiveness of the region for both domestic migrants and international immigrants. Upstate, many regions continue to transition from manufacturing to service-based economies, and to face their own issues in education, housing, energy, and population. Finally, the fiscal stresses currently faced by many localities will have an impact on how policies that address important issues are resolved.

         General Government Results. An operating deficit of $3.42 billion is reported in the General Fund for fiscal year 2001-02. As a result, the General Fund now has an accumulated surplus of $493 million. The State completed its fiscal year ended March 31, 2002 with a combined Governmental Funds operating deficit of $4.45 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $1.373 billion, as restated. The combined 2001-02 operating deficit of $4.45 billion included operating deficits in the General Fund of $3.42 billion, Special Revenue Funds of $970 million, and Capital Projects Funds of $134 million, offset by an operating surplus in the Debt Service Funds of $76 million. The 2000-01 combined operating surplus of $1.373 billion, as restated included operating surpluses in the General Fund of $32 million, Special Revenue Funds of $1.252 billion, and Capital Projects Funds of $109 million, offset by an operating deficit in the Debt Service Funds of $20 million.

         The State's financial position as shown in its Combined Balance Sheet as of March 31, 2002 includes a fund balance in its Governmental Funds of $5.125 billion represented by liabilities of $17.482 billion and by assets available to liquidate such liabilities of $22.608 billion. The governmental funds fund balance includes a $493 million accumulated General Fund surplus.


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         Debt Administration. There are a number of methods by which the State may incur debt. The State may issue general obligation bonds approved by the voters and notes in anticipation of such bonds. The State, with voter approval, may also directly guarantee obligations of public benefit corporations. Presently, the Job Development Authority is the only public benefit corporation authorized to issue State guaranteed bonds. Payments for debt service on State general obligation and State-guaranteed bonds or notes are legally enforceable obligations of the State. The State has never been called upon to make any direct payments pursuant to its guarantee.

         The State had $4.142 billion in general obligation bonds outstanding at year-end. During the year the State issued $211 million in general obligation bonds and redeemed $415 million. The total amount of general obligation bonded debt authorized but not yet issued at year-end was $1.396 billion. The Public Benefit Corporations' (Corporations) had $55.981 billion in nonstate supported bonds payable and short-term debt outstanding at year-end. For further information regarding the Corporations' debt refer to Note 15 of the Notes to the Financial Statements.

         The State has also entered into lease/purchase agreements with selected public benefit corporations and municipalities for certain of its capital facilities. Under the agreements, construction costs are initially paid from appropriations and repaid to the State from proceeds of bond issues. The State has also entered into other financing agreements with several public benefit corporations. The terms of these arrangements require the State to fund the debt service requirements of the specific debt issued by the entity. The public benefit corporations will generally retain title to the assets acquired with the bond proceeds. At year-end, the State had long-term debt obligations of $32.364 billion under lease/purchase and other financing arrangements (nonvoter approved), a decrease of $261 million from fiscal 2001.

         Bond Ratings. The State's general obligation bonds are rated AA (with a negative outlook) by Standard and Poor's Corporation, A2 by Moody's Investors Services (confirmed on September 22, 2003). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Risk Management. The State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages. However, the State does have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

         Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

         Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future. Because of the prospective nature of these matters, no provision for this potential exposure has been made in the accompanying general purpose financial statements.

         Actions commenced by several Indian nations which include the St. Regis Mohawk Indian Nation, the Oneida Indian Nation, and the Cayuga Indian Nation, claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages. In addition, the State is party to other claims and litigation that its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position.

         With respect to pending and threatened litigation, the State has reported liabilities of $693 million for awarded and anticipated unfavorable judgments. The portion of the liability expected to be paid within the next 12 months, $91 million, is reported in the General Fund. The remainder, $602 million, is reported in the General Long-Term Obligations Account Group and represents an increase of $114 million from the prior year.

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Factors Affecting the Tax-Free Oregon Fund
         Government Profile. The State provides services to Oregon's citizens through a wide range of programs including education, human resources, public safety, economic and community development, natural resources, transportation, consumer and business services, administrative support, legislative, and judicial programs. Oregon's primary government as reported in the accompanying financial statements consists of just over 100 state agencies. In addition to the primary government, we report two entities as discretely presented component units to emphasize that they are legally separate from the State. Oregon's Legislature adopts a budget each biennium, which forms the foundation for the State's financial planning and control. Details of the budget process and budgetary monitoring are presented in the notes to the required supplementary information.

         Economic Condition and Outlook. Recent indicators reveal Oregon's economy is bottoming out of the recession. Several factors have contributed to this downturn over the past few years. Repercussions from the economic slump in Asia continued to dampen economic growth in 1999 and 2000. Added to this, the information technology sector crash and the ensuing manufacturing slump continued to slow business investment spending. While the State's economy was flirting with a recession in early 2001, the September 2001 terrorist attacks further softened job growth and reduced consumer confidence. During 2002, year over year job growth has marginally improved. The most recent Blue Chip Job Growth rankings placed Oregon 28th in the nation for year over year job growth between September 2001 and September 2002.

         Although present conditions suggest that this recession is deeper than the last recession in 1990-1991, the extent of the downturn is milder than the 1980-1982 recession. On a year over year basis, job growth in the second quarter of 2002 was negative 1.4 percent. Again in the third quarter of 2002, employment growth was negative 0.6 percent. While these declines were spread across all sectors, the industries most impacted by job losses on a year over year basis include electrical machinery, non-electrical machinery, and construction.

          In the near term, Oregon's employment growth is expected to remain weak. Although it appears the Oregon economy is bottoming out, the speed and strength of the recovery is uncertain, with a rising possibility of falling back into recession. This year will mark the fifth in a row that Oregon will grow slower than the U.S. economy. We expect Oregon's economy to finish 2002 with employment growth of negative 0.9 percent. The State's economic growth in 2003 should stay close to national growth rates. Employment growth of 1.3 percent is expected in 2003, followed by employment growth of 2.4 percent in 2004.

         We expect several sectors to post gains in the next year or so, while other industries will likely decline. Manufacturing will likely post modest gains in 2003 and 2004, as the uncertainty of the economy gradually clears and businesses begin spending more on capital equipment. The high technology sector is expected to show a substantial drop for 2002; however, the slowdown in this sector will slowly reverse and post job gains in 2003. Even with continued low mortgage interest rates, growth in the construction sector is expected to be flat in 2003 with only marginal growth, largely due to the weak industrial and commercial side. Additional information on specific industries within the State is available on the Office of Economic Analysis web site at http://www.oea.das.state.or.us.

         Employment growth is only one indicator of economic performance; there are many other factors to consider. For example, changes in personal income as well as wage and salary growth are reflective of ongoing economic conditions. We expect the State's personal income to finish 2002 with a rise of 3.4 percent, up from 2.5 percent growth in 2001. Stronger growth of 4.7 percent is expected for personal income in 2003, followed by 5.9 percent growth in 2004. In comparison, personal income for the U.S. will grow 3.2 percent in 2002, 5.0 percent in 2003, and 6.1 percent in 2004. Wage and salary income in Oregon will finish 2002 with mild growth of 1.1 percent followed by higher growth of 4.8 percent in 2003, and will increase in 2004 with growth of 7.2 percent.

          Unemployment rates and population are also impacted by the changing economy. Oregon's unemployment rate started 2002 at 8.1 percent, fully 2.5 percentage points higher than the nation's rate. By October, Oregon's rate had declined to 7.0 percent, still 1.3 points above that of the nation. Oregon's rate is expected to remain above the nation's rate for at least a year or two as its capital goods manufacturing industries slowly adjust and recover. With the quality of life we enjoy, Oregon is still attracting new residents although not as rapidly as during the mid-1990's.

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         The State's population will increase from 3.505 million in 2002 to
3.716 million in 2007, with an annual growth rate ranging from 0.96 to 1.3 percent.

         The changing demographics in Oregon will continue to influence the type of services that citizens need their State government to provide. The fastest growth will occur in the 45-64 year olds and the 18-24 year olds. This is due to the baby boom generation and their children entering these age groups. The rapid growth in 18- 24 year olds through the next five years will place enrollment pressures on community colleges and public universities. These enrollment pressures have already surfaced for this fall's entering class. Within the elderly population of those 65 and older, the greatest increase will occur in the 85 and older age group. This will provide a significant challenge to Oregonians in determining how to care for our aging citizens.

         There are several risks now facing the Oregon economy. Primary risks include the uncertain impact of the war on terrorism, a further major stock market correction, rising energy prices, and slower than expected recovery for semiconductors, software, and communications. If the stock market experienced another major correction, this could further slow already dampened consumer spending which is the main driving force in the economy. In summary, Oregon's economy appears to be bottoming out of the recession, although the strength and speed of the expected recovery is uncertain. Employment growth is expected to be relatively flat during the upcoming year, with modest growth for the next several years, beginning in 2004. The manufacturing sector is expected to benefit from renewed business investment spending starting in the second half of 2003. The strength of personal income and consumer confidence will also have a significant impact on Oregon's economic recovery.

         Cash Management. The State Treasurer is responsible for the control of cash and the investment of State of Oregon funds. The Oregon Investment Council, of which the State Treasurer is a member, establishes investment policy for all State funds. To further Oregon's economic growth, the Council's continuing policy has been to invest locally when they can find investments of comparable yield, quality, and maturity in-state without damaging portfolio diversity. Fortunately for Oregonians, State-imposed safeguards minimize the dangers of investing in highly leveraged financial instruments, which have been a cause of national concern.

         State agencies deposit monies collected into the State Treasury. The State Treasurer pools all available cash into the Oregon Short-term Fund (OSTF), which invests in a variety of instruments. For the year ended December 31, 2001, the average monthly portfolio balance of the OSTF was $7.5 billion and the average yield on these investments was 4.2 percent. The State Treasurer also manages separate investments for the Oregon Public Employees Retirement Fund, the Industrial Accident Fund, the Local Government Investment Pool, and numerous smaller funds such as the Insurance Fund and the Common School Fund.

         The federal Cash Management Improvement Act requires that the federal government advance cash to the State in a timely manner. Conversely, the State must not draw federal cash in advance of needs. The State has established policies and procedures to comply with this act.

         Risk Management. The Department of Administrative Services, through an insurance fund within the Central Services Fund, provides for the State's self-insurance programs and for the administration, investigation, and settlement of claims against the insurance fund. We explain this more fully in the notes accompanying the basic financial statements. In accordance with legislative directives, the insurance fund must operate on an actuarially sound basis.

         Debt Administration. The State Debt Policy Advisory Commission advises the Governor and the legislative assembly regarding policies and actions that enhance and preserve the State's credit rating and maintain the future availability of low-cost capital financing. The State's debt credit ratings, which are an indication of the State's ability to repay its debt and a reflection of the State's sound financial management, are, for the most recent general obligation bond issues, Aa3 (Moody's Investors Service) and AA (Standard & Poor's Rating Group), confirmed on September 22, 2003.

         The Oregon Fund is susceptible to political, economic or regulatory factors affecting issuers of Oregon municipal obligations. These include the possible adverse effects of certain Oregon constitutional amendments,

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legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Oregon and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Oregon or contained in Official Statements for various Oregon municipal obligations.

Factors Affecting Puerto Rico
         Geographic Location and Demography. The Commonwealth of Puerto Rico ("Puerto Rico" or, the "Commonwealth") is the fourth largest of the Caribbean islands and is located approximately 1,600 miles Southeast of New York. It is approximately 100 miles long and 35 miles wide. According to the United States Census Bureau, the population of Puerto Rico was approximately 3,800,000 in 2000, compared to 3,522,000 in 1990. However, the Puerto Rico Planning Board (the "Planning Board") estimates that as of July 2005, the population will be approximately 3,889,000.

         Relationship with the United States. Puerto Rico came under the sovereignty of the United States with the signing of the Treaty of Paris on December 10, 1898, at the conclusion of the Spanish-American War. Puerto Ricans became citizens of the United States in 1917, by virtue of the Jones Act, approved by the Congress of the United States. In 1950, the Congress of the United States enacted Public Law 600 in order to provide for an increased Puerto Rican self-government. This law set forth the political, economic and fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local constitution on July 25, 1952.

         The Constitution of Puerto Rico was drafted by a Constituent Commission, approved in a special referendum by the people of Puerto Rico, amended and ratified by the United States Congress, and subsequently approved by the President of the United States. The official designation of the Government or body politic has henceforth been "Estado Libre Asociado", which literally translates to "Free Associated State", and has been called "Commonwealth" by the United States Government.

         The United States and the Commonwealth of share a common defense, market and currency. Puerto Rico exercises virtually the same control over its internal affairs as any of the fifty states of the United States. However, it differs from the states in its relationship with the United States federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections (they can only vote in local (Puerto Rico) elections). The people of the Commonwealth are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives and limited voting power. Puerto Rico is a self-governing commonwealth in association with the United States. The chief of state of the Commonwealth is the President of the United States. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives, 51 seats, and the Senate, 27 seats.

         While Puerto Rico has authority over its internal affairs, the United States controls interstate trade, foreign relations and commerce, customs administration, control of air, land and sea, immigration and emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war, constitutionality of laws, jurisdictions and legal procedures, treaties, radio and television--communications, agriculture, mining and minerals, highways, postal system; social security, and other areas generally controlled by the federal government in the United States. Puerto Rican institutions control internal affairs unless U.S. law is involved, as in matters of public health and pollution. The major differences between Puerto Rico and the 50 states are its local taxation system and exemption from Internal Revenue Code, its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto Ricans to vote in presidential elections, and its lack of assignation of some revenues reserved for the states

         Economy. The Commonwealth has established policies and programs directed principally at developing the manufacturing and services sectors of the economy and expanding and modernizing the Commonwealth's infrastructure. Domestic and foreign investment have been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the Commonwealth's population.

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

         The economy of Puerto Rico is closely linked to the United States economy. The following exogenous variables are affected by the United States economy: exports, direct investment, transfer payments, interest rates, inflation and tourist expenditures. During fiscal year 2002 (July 2001 through June 2002), approximately 89% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 50% of Puerto Rico's imports.

         Puerto Rico enjoyed almost two decades of economic expansion through fiscal year 2001. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind this expansion included government-sponsored economic development programs, periodic declines in the value of the United States dollar, increased in the level of federal transfers, a significant expansion in construction investment driven by infrastructure projects and private investment, primarily in housing, the relatively low cost of borrowing and low oil prices. In fiscal year 2002, however, preliminary Planning Board figures indicate that the economy of Puerto Rico registered a decline of .2% in real gross product.

         The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments and certain high technology machinery and equipment. The service sector, including finance, insurance, real estate, wholesale and retail trade and tourism, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

         Puerto Rico is heavily dependent on oil imports for the production of electricity. As a result of the construction of two cogeneration plants, however, one of which is fueled by liquefied natural gas and the other by coal, Puerto Rico's dependence on oil imports for the production of electricity has been reduced from 99% to 72%.

         The Commonwealth's gross product in fiscal year 2002 was $45.2 billion. This represents an increase in gross product of 28.7% from fiscal year 1998. Since fiscal year 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal year 2002, aggregate personal income was $42.6 billion and personal income per capita was $11,069.

         According to the Department of Labor and Human Resources Household Employment Survey (the "Survey"), average employment increased from 1,137,000 in fiscal year 1998 to 1,169,600 in fiscal year 2002. Average unemployment rate decreased from 13.6% in fiscal year 1998 to 12% in fiscal year 2002.

         According to the Survey, during the first seven months in fiscal year 2003, total monthly seasonally adjusted employment averaged 1,201,600 compared to 1,159,100 in the same period of fiscal year 2002, an increase of 3.7%. Notwithstanding this increase in average monthly employment, due to a higher labor participation rate and a significant increase in the civilian population aged 16 years and over, the unemployment rate increased to 12% during the first seven months of fiscal year 2003 from 11.6% during the same period of fiscal year 2002. Total employment for January 2003 was 1,225,000, an increase of 22,000 compared to the same month in 2002.

         The Planning Board's real gross domestic product forecast for fiscal year 2003, made in February 2003, projects an increase of 1.7%.

         Incentives under the United States Tax Code. United States corporations operating in Puerto Rico have been subject to special tax provisions since the Revenue Act of 1921. Prior to the enactment of the Tax Reform Act of 1976, under
Section 931 of the Internal Revenue Code, as amended (the "Code"), United States corporations operating in Puerto Rico (and meeting certain source of income tests) were taxed only on income arising from sources within the United States.

         The Tax Reform Act of 1976 created Section 936 of the Code, which revised the tax treatment of United States corporations operating in Puerto Rico by taxing such corporations on their worldwide income in a manner similar to that applicable to any other United States corporation but providing such corporations a full credit for the federal tax on their business and qualified investment income in Puerto Rico. The credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources.

         As a result of amendments to Section 936 made in 1996 (the "1996 Amendments"), the tax credit is being phased out over a ten-year period for companies that were operating in Puerto Rico in 1995 and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995. The 1996 Amendments also eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico.

         The 1996 Amendments added Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests to claim a credit (the "Section 30A Credit") against federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("Possession Income"). The
Section 30A Credit will not be available for taxable years commencing after 2005.

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

         The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).

         In the case of taxable years beginning after December 31, 2001, the amount of Possession Income that qualifies for the Section 30A Credit is subject to a cap based on the QDC's Possession Income for an average adjusted base period ending before October 14, 1995.

         Under Section 936 of the Code, as amended by the 1996 Amendments, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico and from the sale or exchange of substantially all assets used in the active conduct of such trade or business.

         Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (i) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles and other functions carried out in Puerto Rico provided it makes a cost sharing payment in the amount required under Section 936; (ii) a profit-split formula, whereby it is allowed to claim 50% of the combined net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (iii) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico.

         The Section 936 credit is now only available to companies that were operating in Puerto Rico on October 13, 1995, and had elected the percentage of income credit provided by Section 936. Such percentage of income credit is equal to 40% of the federal income tax otherwise imposable on the Puerto Rico active business income or derived from the sale or exchange of substantially all assets used in such business.

         In the case of taxable years beginning on or after 1998, the Possession Income subject to the Section 936 credit is subject to a cap based on the
Section 936 Corporation's Possession Income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years commencing after 2005.

         One of the elements of the Commonwealth's new economic development plan involves amending the Code to provide a new tax regime applicable to United States-based businesses that have operations in Puerto Rico or other United States possessions. A proposal to amend the Code in this regard put forth by the Governor of Puerto Rico has broad bi-partisan support in both the United States Senate and the House of Representatives.

         The proposal would amend the Code as follows: (i) Sections 30A and 936 would be allowed to expire according to their terms; (ii) Section 956 would be amended to exclude from current U.S. tax 90% of the otherwise taxable investments in certain U.S. property made by a "Qualified CFC" out of its "Qualified Income"; (iii) as an alternative to the Section 956 exclusion,
Section 245 would be amended to allow an 85% dividends received deduction with respect to dividends paid out of Qualified Income by the Qualified CFC; and (iv) the investment in United States properties by the QFC out of its Qualified Income will not be subject to the imputation of interest nor to the treatment as a constructive dividend.

         A "Qualified CFC" would be defined under the Code as a controlled foreign corporation which is created or organized under the laws of the Commonwealth or a possession of the United States. "Qualified Income" would be limited to that portion of the Qualified CFC's foreign source income that is derived from the active conduct by the Qualified CFC of a trade or business in Puerto Rico (or a possession of the United States) or from the sale or exchange of substantially all the assets used by the Qualified CFC in the active conduct of such a trade or business. The proposed Section 956 exclusion would be applicable only to income that is eligible for deferral under general United States tax principles.

         The legislative process for consideration of this proposal is in the early stages and, thus, it is not possible at this time to determine whether the proposal will be enacted into law or what amendments, if any may be made to it.


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

         Debt and, Revenues and Expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth. The Commonwealth's policy has been and continues to be to maintain the amount of such debt prudently below the constitutional limitation. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. As of December 31, 2002, total public sector debt of the Commonwealth (in thousands) was equal to $30,461,988.

         General Fund total revenues for fiscal year 2002 were $7,502 million, representing an increase of $540 million, or 7.8%, from fiscal year 2001 revenues. Expenditures for fiscal year 2002 were $7,597.1, which was $131.4 million, or 1.8%, higher than the $7,465.7 million budgeted. The principal reasons for this difference were: (i) health reform costs of approximately $125 million; (ii) payroll and other costs of education of approximately $64.9 million; and (iii) public safety costs of approximately $66.5 million.

         Bond Ratings. All outstanding general obligation bonds of the Commonwealth are rated A- (with a negative outlook) by Standard & Poor's Ratings Services and Baa1 by Moody's Investor's Service, Inc. (confirmed on September 26, 2003). Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

         Local Issuances. It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.



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APPENDIX B - INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE
             INVESTMENTS FAMILY

        Following is a summary of the investment objectives of the funds in the Delaware Investments family:

        Delaware Diversified Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

        Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities.

        Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

        Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation. Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate. Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        Delaware Dividend Income Fund seeks to provide high current income and the potential for capital appreciation by investing primarily in income generating securities (equity and debt). Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.


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


        Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income.

        Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

        Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

        Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

        Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

        Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

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

        Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

        Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

        Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

        Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Diversified Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed income securities markets: high-yield, higher risk securities; investment grad fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

        For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

        Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

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APPENDIX C - DESCRIPTION OF RATINGS

General Rating Information


         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's and Fitch, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Bonds
Moody's Investors                 Aaa             Highest quality, smallest degree of investment risk.
Service, Inc.                     Aa              High quality; together with Aaa bonds, they compose the high-grade bond group.
                                  A               Upper-medium-grade obligations; many favorable investment attributes.
                                  Baa             Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                                  Ba              More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                                  B               Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                  Caa             Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                  Ca              Speculative in high degree; could be in default or have other marked shortcomings.

                                  C               Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's                 AAA             Highest rating; extremely strong capacity to pay principal and interest.
                                  AA              High quality; very strong capacity to pay principal and interest.
                                  A               Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                  BBB             Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                                  BB, B,          Predominantly speculative with respect to the issuer's capacity to meet required
                                  CCC, CC         interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                                  D               In default.

Fitch, Inc.                       AAA             Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                  AA              Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                                  A               High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                                  BBB             Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                                  BB,             Not investment grade; predominantly speculative with respect to the issuer's
                                  CCC,            capacity to repay interest and repay principal in accordance with the terms of the

                                  CC, C           obligation for bond issues not in default. BB is the least speculative. C is the most speculative.


Commercial Paper
Moody's                                        S&P                                         Fitch
P-1             Superior quality               A-1+        Extremely strong quality        F-1+      Exceptionally strong quality
                                               A-1         Strong quality                  F-1       Very strong quality
P-2             Strong quality                 A-2         Satisfactory quality            F-2       Good credit quality
P-3             Acceptable quality             A-3         Adequate quality                F-3       Fair quality
                                               B           Speculative quality             F-S       Weak credit quality
                                               C           Doubtful quality

State and Municipal Notes
Moody's                                        S&P                                         Fitch
MIG1/           Best quality                   SP1+        Very strong quality             F-1+      Exceptionally strong quality
VMIG1                                          SP1         Strong grade                    F-1       Very strong quality
MIG2/           High quality                   SP2         Satisfactory grade              F-2       Good credit quality
VMIG2
MIG3/           Favorable quality                                                          F-3       Fair credit quality
VMIG3
MIG4/           Adequate quality
VMIG4
SG              Speculative quality            SP3         Speculative grade               F-S       Weak credit quality

Earnings and Dividend Rankings for Common Stocks
         Standard & Poor's. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

         -------- --------------------------- ----- --------------------------- ----- ----------------------------
         A+       Highest                     B+    Average                     C     Lowest
         -------- --------------------------- ----- --------------------------- ----- ----------------------------
         A        High                        B     Below Average               D     In Reorganization
         -------- --------------------------- ----- --------------------------- ----- ----------------------------
         A-       Above Average               B-    Lower
         -------- --------------------------- ----- --------------------------- ----- ----------------------------

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating

Moody's Investors                 Aaa            Considered to be a top-quality preferred stock.  This rating indicates good asset
Service, Inc.                                    protection and the least risk of dividend impairment within the universe of preferred stocks.
                                  Aa             Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                                  A              Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
                                  Baa            Considered to be medium-grade, neither highly protected nor poorly secured.
                                                 Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
                                  Ba             Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.



                                  B              Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                                  Caa            Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                                  Ca             Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

                                  C              The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's                 AAA            Has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

                                  AA             Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated
                                                 "AAA."
                                  A              Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
                                  BBB            Regarded as backed by an adequate capacity to pay the preferred stock obligations.
                                                 Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A"
                                                 category.
                                  BB, B,         Regarded, on balance, as predominantly speculative with respect to the issuer's
                                  CCC            capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the  highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                                  CC             Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                                  C              A non-paying issue.
                                  D              A non-paying issue with the issuer in default on debt instruments.
                                  NR             Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     PART C

                                Other Information


Item 23.          Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 30, 2000.

                  (e)      (1)      Distribution Agreement.

                                    (i)      Executed Distribution Agreement
                                             (April 19, 2001) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of each Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 26 filed October 31,
                                             2001.

                                    (ii)     Form of Second Amended and Restated
                                             Financial Intermediary Distribution
                                             Agreement (August 21, 2003) between
                                             Delaware Distributors, L.P. and
                                             Lincoln Financial Distributors,
                                             Inc. on behalf of the Registrant
                                             attached as Exhibit.

                           (2)  Dealer's Agreement. Dealer's Agreement (January
                                2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                                    (i)      Executed Schedule B (May 15, 2003)
                                             to the Shareholder Services
                                             Agreement attached as Exhibit.

                                    (ii)     Executed Amendment Letter (August
                                             23, 2002) to the Shareholder
                                             Services Agreement attached as
                                             Exhibit.

                           (2) Executed Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                                    (i)      Executed Schedule B (May 16, 2002)
                                             to Fund Accounting Agreement
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 27 filed November 18,
                                             2002.

                                    (ii)     Executed Amendment No. 27 to
                                             Schedule A (October 1, 2003) of
                                             Delaware Family of Funds Fund
                                             Accounting Agreement attached as
                                             Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on August 27, 1993.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) attached as Exhibit.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                           (3)  Code of Ethics for Lincoln Financial
                                Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (q)      Power of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Advisor.
         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Limited-Term Government Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Jude T. Driscoll                       President/Chief Executive Officer of Delaware Management Company, Delaware Investment
                                       Advisers and Delaware Capital Management (each a series of Delaware Management Business
                                       Trust)

                                       Chairman of each fund in the Delaware Investments Family of Funds

                                       Chairman and Director of Delaware International Advisers Ltd.

                                       President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                                       Inc., DMH Corp, DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware
                                       General Management, Inc., Delaware Management Company, Inc., Delaware Distributors,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies,
                                       Inc.

                                       President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                                       Trust)

                                       Interim Chief Executive Officer and Director of Delaware International Holdings Ltd.

                                       Director of Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                       Delaware Distributors, L.P., LNC Administrative Services Corporation and HYPPCO Finance
                                       Company Ltd.
-------------------------------------- ---------------------------------------------------------------------------------------------
John C. E. Campbell                    Executive Vice President/Global Marketing & Client Services of Delaware Management
                                       Company (a series of Delaware Management Business Trust)

                                       Executive Vice President/Global Marketing Sales, Client Services & Product of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- ---------------------------------------------------------------------------------------------
Patrick P. Coyne                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management
                                       (each series of Delaware Management Business Trust), Delaware Management Holdings,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies,
                                       Inc.

                                       Senior Vice President/Deputy Chief Investment Officer - Fixed Income of each fund in the Delaware Investments Family of Funds

                                       President of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                       Income Fund, inc.
-------------------------------------- ---------------------------------------------------------------------------------------------




-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Joseph H. Hastings                     Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of Delaware
                                       Management Company, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), DMH Corp., Delaware Management Holdings, Inc.,
                                       DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Management Business Trust and Lincoln
                                       National Investment Companies, Inc.

                                       Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                       Management Trust Company

                                       Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                       and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Treasurer/Corporate Controller of Delaware International Holdings
                                       Ltd., Delaware Distributors, L.P. and LNC Administrative Services Corporation

                                       Senior Vice President/Treasurer/Controller of Delaware Service Company, Inc., Delaware
                                       Distributors, Inc.,
-------------------------------------- ---------------------------------------------------------------------------------------------
Joanne O. Hutcheson                    Executive Vice President/Chief Operating Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Management Business Trust and Lincoln
                                       National Investment Companies, Inc.

                                       Senior Vice President/Human Resources of, Delaware Service Company, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Trust Company, Delaware Distributors, L.P.,
                                       Delaware Distributors, Inc., LNC Administrative Services Corporation and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------




-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Richelle S. Maestro                    Executive Vice President/General Counsel/Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust)

                                       Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                       U.S., Delaware General Management, Inc., Delaware Management Company, Inc., and Lincoln
                                       National Investment Companies, Inc.

                                       Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Business Trust and Delaware Distributors, L.P.

                                       Senior Vice President/General Counsel/Secretary and Director of Delaware Distributors,
                                       Inc.

                                       Senior Vice President/General Counsel/Secretary of Delaware Service Company, Inc.,
                                       Delaware Management Trust Company, Retirement Financial Services, Inc., and each fund in the Delaware Investments Family of Funds

                                       Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                       International Holdings Ltd.

                                       Senior Vice President/Interim General Counsel/Secretary of LNC Administrative Services
                                       Corporation

                                       Vice President/Assistant Secretary of Delaware Offshore Funds Ltd.

                                       Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and
                                       Lincoln National Income Fund, Inc.

                                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
-------------------------------------- ---------------------------------------------------------------------------------------------
See Yeng Quek                          Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust)


                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income and
                                       Director/Trustee of Delaware Management Holdings, Inc., Delaware Management Business Trust
                                       and Lincoln National Investment Companies, Inc.

                                       Director/Trustee of DHM Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc. and Retirement Financial
                                       Services, Inc.,
-------------------------------------- ---------------------------------------------------------------------------------------------
Gerald S. Frey                         Managing Director/Chief Investment Officer - Growth Investing of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., Delaware Management Business
                                       Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                       Senior Vice President/Operations and Director of Delaware  Management Trust Company
-------------------------------------- ---------------------------------------------------------------------------------------------
Robert L. Arnold                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------

Marshall T. Bassett                    Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Christopher S. Beck                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Michael P. Bishof                      Senior Vice President/Investment Accounting of Delaware Management Company, Delaware Capital
                                       Management (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and Delaware Distributors, L.P.

                                       Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Manager of Investment Accounting of Delaware International Advisers
                                       Ltd.,

                                       Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                                       Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- ---------------------------------------------------------------------------------------------
Lisa O. Brinkley                       Senior Vice President/Compliance Director of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                       Inc. Retirement Financial Services, Inc., Delaware Management Business Trust, Delaware
                                       Distributors, L.P., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                       Corporation and each fund in the Delaware Investments Family of Funds

                                       Senior Vice President/Compliance Director/Assistant Secretary of Delaware Management Trust
                                       Company
-------------------------------------- ---------------------------------------------------------------------------------------------
Ryan K. Brist                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President of Lincoln National Income Fund, Inc.
-------------------------------------- ---------------------------------------------------------------------------------------------
Timothy G. Connors                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                       Delaware Management Holdings, Inc., Delaware Management Business Trust , Lincoln National
                                       Investment Companies, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Nancy M. Crouse                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
George E. Deming                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- ---------------------------------------------------------------------------------------------
Robert J. DiBraccio                    Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
J. Paul Dokas                          Senior Vice President/Director of Research - Quantitative of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
John B. Fields                         Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Trustee of Delaware Management Business Trust
-------------------------------------- ---------------------------------------------------------------------------------------------
John A. Heffern                        Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Carolyn McIntyre(1)                    Senior Vice President/Human Resources of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware General Management, Inc., Delaware Management Business Trust
                                       and Lincoln National Investment Companies, Inc.
-------------------------------------- ---------------------------------------------------------------------------------------------
Susan L. Natalini                      Senior Vice President/Global Marketing & Client Services of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Francis X. Morris                      Senior Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                                       Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
John J. O'Connor                       Senior Vice President/Investment Accounting of Delaware Management Company (a series of
                                       Delaware Management Business Trust) and Delaware Service Company, Inc.

                                       Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Philip R Perkins(2)                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Adviser (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Timothy L. Rabe                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Paul M. Ross                           Senior Vice President/Global Marketing & Client Services of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Retirement Financial Services, Inc. and
                                       Delaware Distributors, L.P.
-------------------------------------- ---------------------------------------------------------------------------------------------
David Starer(3)                        Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Ward W. Tatge                          Senior Vice President/Director of Fixed Income Research of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Gary T. Abrams                         Vice President/Equity Trader of Delaware Management Company and Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Christopher S. Adams                   Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Damon J. Andres                        Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of
                                       Funds

                                       Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)

                                       Vice President of Lincoln National Convertible Securities Fund, Inc.
-------------------------------------- ---------------------------------------------------------------------------------------------
Joseph Baxter                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Richard E. Biester                     Vice President/Equity Trader of Delaware Management Company and Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Vincent A. Brancaccio                  Vice President/Senior Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Michael P. Buckley                     Vice President/Portfolio Manager/Director of Municipal Research of Delaware Management
                                       Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust)

                                       Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                  Vice President/Client Services of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust), Delaware General Management, Inc. and
                                       each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Stephen R. Cianci                      Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
M. L. Conery                           Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
David F. Connor                        Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management
                                       (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                       DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                                       Financial Services, Inc., Delaware Management Trust Company, Delaware Management Business
                                       Trust, Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

                                       Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income
                                       Fund, Inc.
-------------------------------------- ---------------------------------------------------------------------------------------------
Scott E. Decatur(4)                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investment Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Joseph F. DeMichele                    Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Grade Trading of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Joel A. Ettinger                       Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                       Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL Holding
                                       Company, Inc., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                       Service Company, Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc.,
                                       Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Phoebe W. Figland                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Joseph Fiorilla                        Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Charles E. Fish                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Clifford M. Fisher(5)                  Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Denise A. Franchetti                   Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                       and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Brian Funk                             Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
James A. Furgele                       Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Brent C. Garrells                      Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Daniel V. Geatens                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Stuart M. George                       Vice President/Equity Trader of Delaware Management Company and Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Robert E. Ginsberg                     Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Barry Gladstein                        Vice President/Portfolio Analyst of Delaware Management Company and Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of Delaware Capital Management (a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Paul Grillo                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Brian T. Hannon                        Vice President/Equity Analyst of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Jonathan Hatcher(6)                    Vice President/Senior High Yield Trader of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Yield Analysis of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Francis J. Houghton, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

------------------------------------- ----------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                     Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Cynthia Isom                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Kenneth R. Jackson                     Vice President/Equity Analyst of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Steven T. Lampe                        Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management (each a series of Delaware Management Business Trust)
                                       and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Kevin S. Lee                           Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                       Inc. Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and LNC Administrative Services
                                       Corporation
-------------------------------------- ---------------------------------------------------------------------------------------------
SooHee Lee-Lim                         Vice President/Client Services of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Michael S. Morris                      Vice President/Portfolio Manager of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
John R. Murray                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware
                                       Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Brian L. Murray. Jr.(7)                Vice President/Associate General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management (each a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc., Delaware Management Business Trust, Delaware
                                       Distributors, L.P., and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
David P. O'Connor                      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management
                                       (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                       DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General
                                       Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                       Distributors, Inc. Retirement Financial Services, Inc., Delaware Management Business Trust,
                                       Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC Administrative
                                       Services Corporation and each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Philip O. Obazee(8)                    Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Donald G. Padilla                      Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Richard Salus                          Vice President/Deputy Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                       Delaware Management Company, Inc., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and LNC Administrative Services Corporation

                                       Vice President/Assistant Controller of Delaware International Holdings Ltd., Delaware Service
                                       Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc., Delaware
                                       Management Trust Company, Delaware Management Business Trust and Delaware Distributors, L.P.
-------------------------------------- ---------------------------------------------------------------------------------------------
Kevin C. Schildt                       Vice President/Senior Municipal Credit Analyst of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Richard D. Seidel                      Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Investments, U.S., Delaware General Management, Inc.,
                                       Delaware Management Company, Inc., Delaware Distributors, Inc., Retirement Financial
                                       Services, Inc., Delaware Management Business Trust, Lincoln Investment Companies, Inc. and
                                       LNC Administrative Services Corporation

                                       Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., DIAL Holding
                                       Company, Inc., Delaware Service Company, Inc. and Delaware Distributors, L.P.
-------------------------------------- ---------------------------------------------------------------------------------------------



-------------------------------------- ---------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions & Offices with Delaware Management Company and its affiliates and other Positions &
                                       Offices Held
-------------------------------------- ---------------------------------------------------------------------------------------------
Brenda L. Sprigman                     Vice President/Business Manager - Fixed Income of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
Matthew J. Stephens                    Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Michael T. Taggart                     Vice President/Facilities & Administrative Services of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service
                                       Company, Inc., Delaware Distributors, Inc. and Delaware Distributors, L.P.
-------------------------------------- ---------------------------------------------------------------------------------------------
Lori P. Wachs                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment Advisers
                                       (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Laura Wagner                           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Chris Welker                           Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- ---------------------------------------------------------------------------------------------
James J. Wright                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- ---------------------------------------------------------------------------------------------
Erik E. Zipf                           Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(2) MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(3) SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
(4) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002.
(5) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(6) SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(7) ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
(8) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.
         ----------------------

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

         (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.


----------------------------------------- -------------------------------------------- -------------------------------------------
Name and Principal Business Address       Positions & Offices with Underwriter         Positions & Offices with Registrant
----------------------------------------- -------------------------------------------- -------------------------------------------
Delaware Distributors, Inc.               General Partner                              None
----------------------------------------- -------------------------------------------- -------------------------------------------
Delaware Capital Management               Limited Partner                              None
----------------------------------------- -------------------------------------------- -------------------------------------------
Delaware Investment Advisers              Limited Partner                              None
----------------------------------------- -------------------------------------------- -------------------------------------------
Jude T. Driscoll                          President/Chief Executive Officer            Chairman
----------------------------------------- -------------------------------------------- -------------------------------------------
Joseph H. Hastings                        Executive Vice President                     Executive Vice President/Chief Financial
                                                                                       Officer
----------------------------------------- -------------------------------------------- -------------------------------------------
Joanne O. Hutcheson                       Executive Vice President                     Senior Vice President/Human Resources
----------------------------------------- -------------------------------------------- -------------------------------------------
Richelle S. Maestro                       Executive Vice President/General Counsel/    Senior Vice President/General Counsel/
                                          Secretary                                    Secretary
----------------------------------------- -------------------------------------------- -------------------------------------------



----------------------------------------- -------------------------------------------- -------------------------------------------
Name and Principal Business Address       Positions & Offices with Underwriter         Positions & Offices with Registrant
----------------------------------------- -------------------------------------------- -------------------------------------------
Diane M. Anderson                         Senior Vice President/Retirement Operations  None
----------------------------------------- -------------------------------------------- -------------------------------------------
Douglas L. Anderson                       Senior Vice President/Operations             None
----------------------------------------- -------------------------------------------- -------------------------------------------
Michael P. Bishof                         Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
----------------------------------------- -------------------------------------------- -------------------------------------------
Lisa O. Brinkley                          Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
----------------------------------------- -------------------------------------------- -------------------------------------------
Kevin J. Lucey                            Senior Vice President/Chief of Sales,        None
                                          Client Services & Marketing
----------------------------------------- -------------------------------------------- -------------------------------------------
Thomas M McConnell                        Senior Vice President/Senior 529 Plans       None
                                          Product Manager
----------------------------------------- -------------------------------------------- -------------------------------------------
Carolyn McIntyre                          Senior Vice President/Human Resources        Nine
----------------------------------------- -------------------------------------------- -------------------------------------------
John M. Ring                              Senior Vice President/Defined Contribution   None
                                          Sales Director
----------------------------------------- -------------------------------------------- -------------------------------------------
James L. Shields                          Senior Vice President/Chief Information      None
                                          Officer
----------------------------------------- -------------------------------------------- -------------------------------------------
Daniel H. Carlson                         Vice President/Marketing Services            None
----------------------------------------- -------------------------------------------- -------------------------------------------
Elisa C. Colkitt                          Vice President/Broker Dealer Operations &    None
                                          Service Support
----------------------------------------- -------------------------------------------- -------------------------------------------
David F. Connor                           Vice President/Deputy General                Vice President/Deputy General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------- -------------------------------------------- -------------------------------------------
Joel A. Ettinger                          Vice President/Taxation                      Vice President/Taxation
----------------------------------------- -------------------------------------------- -------------------------------------------
Susan T. Friestedt                        Vice President/Retirement Services           None
----------------------------------------- -------------------------------------------- -------------------------------------------
Edward M. Grant                           Vice President/Defined Contribution Sales    None
                                          Manager
----------------------------------------- -------------------------------------------- -------------------------------------------
Jeffrey M. Kellogg                        Vice President/Senior Product                None
                                          Manager/Communications Manager
----------------------------------------- -------------------------------------------- -------------------------------------------
Kevin S. Lee                              Vice President/Assistant Controller          None
----------------------------------------- -------------------------------------------- -------------------------------------------
Patricia McWilliams                       Vice President/Client Services               None
----------------------------------------- -------------------------------------------- -------------------------------------------
David P. O'Connor                         Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------- -------------------------------------------- -------------------------------------------
Brian L. Murray, Jr.                      Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary
----------------------------------------- -------------------------------------------- -------------------------------------------
Robinder Pal                              Vice President/Senior Retail                 None
                                          e-Business/Production Services Manager
----------------------------------------- -------------------------------------------- -------------------------------------------
Richard  Salus                            Vice President/Assistant Controller          None
----------------------------------------- -------------------------------------------- -------------------------------------------
Richard D. Seidel                         Vice President/Assistant Controller          None
----------------------------------------- -------------------------------------------- -------------------------------------------
Michael T. Taggart                        Vice President/Facilities & Administrative   None
                                          Services
----------------------------------------- -------------------------------------------- -------------------------------------------
Joseph T. Van Thuyne                      Vice President/Human Resources Generalist    None
----------------------------------------- -------------------------------------------- -------------------------------------------

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

         (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.


----------------------------------------- -------------------------------------------- -------------------------------------------
Name and Principal Business Address       Positions & Offices with LFD                 Positions & Offices with Registrant
------------------------------------- -------------------------------------------- -------------------------------------------
Westley V. Thompson                       President/Chief Executive Officer and        None
                                          Director
----------------------------------------- -------------------------------------------- -------------------------------------------
David M. Kittredge                        Senior Vice President/Chief Operating        None
                                          Officer and Director
----------------------------------------- -------------------------------------------- -------------------------------------------
Margaret Skinner                          Senior Vice President                        None
----------------------------------------- -------------------------------------------- -------------------------------------------
Frederick J. Crawford(1)                  Vice President/Treasurer                     None
----------------------------------------- -------------------------------------------- -------------------------------------------
Patrick Caufield(2)                       Vice President/Chief Compliance Officer      None
----------------------------------------- -------------------------------------------- -------------------------------------------
Keith J. Ryan(3)                          Financial Officer                            None
----------------------------------------- -------------------------------------------- -------------------------------------------
Cynthia A. Rose(3)                        Secretary                                    None
----------------------------------------- -------------------------------------------- -------------------------------------------

--------------------------------------------------------------------------------
(1) 1500 Market Street, Philadelphia, PA 19103.
(2) 350 Church Street, Hartford, CT 06103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

           (c)      Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street,
           Philadelphia, PA 19103-7094.

Item 29.   Management Services.  None.

Item 30.   Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2003.

                                           VOYAGEUR MUTUAL FUNDS

                                                 By: Jude T. Driscoll
                                                     ------------------------
                                                     Jude T. Driscoll
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



                 Signature                                             Title                                  Date
---------------------------------------------    --------------------------------------------------     ----------------------

Jude T. Driscoll                                 Chairman (Principal Executive Officer)                 October 27, 2003
------------------------------------
Jude T. Driscoll

                                    *            Trustee                                                October 27, 2003
-------------------------------------
Walter P. Babich

                                    *            Trustee                                                October 27, 2003
-------------------------------------
John H. Durham

                                    *            Trustee                                                October 27, 2003
-------------------------------------
Anthony D. Knerr

                                    *            Trustee                                                October 27, 2003
-------------------------------------
Ann R. Leven

                                    *            Trustee                                                October 27, 2003
-------------------------------------
Thomas F. Madison

                                    *            Trustee                                                October 27, 2003
-------------------------------------
Janet L. Yeomans

                                    *            Executive Vice President/Chief Financial Officer       October 27, 2003
-------------------------------------            (Principal Financial Officer)
Joseph H. Hastings


                       *By:            Jude T. Driscoll
                            --------------------------------------
                                       Jude T. Driscoll
                                    As Attorney-in-Fact for
                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549







                                    Exhibits
                                       To
                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.    Exhibit
-----------    -------

EX-99.E1(ii)   Form of Second Amended and Restated Financial Intermediary
               Distribution Agreement (August 21, 2003) between Delaware
               Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant

EX-99.H1(i)    Executed Schedule B (May 15, 2003) to the Shareholder Services
               Agreement

EX-99.H1(ii)   Executed Amendment Letter (August 23, 2002) to Shareholder
               Services Agreement

EX-99.H2(ii)   Executed Amendment No. 27 to Schedule A (October 1, 2003) of the
               Delaware Family of Funds Fund Accounting Agreement

EX-99.J        Consent of Auditor

EX-99.N        Plan under Rule 18f-3 (May 1, 2003)

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

EX-99.Q        Power of Attorney